UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05577

The Glenmede Fund, Inc.

(Exact name of registrant as specified in charter)

1650 Market Street Suite 4000

Philadelphia, PA 19103

(Address of principal executive offices) (zip code)

Joshua M. Lindauer, Esq.

Secretary

Faegre Drinker Biddle & Reath LLP

1177 Avenue of the Americas

41st Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-442-8299

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Glenmede Disciplined International Equity Portfolio

Advisor Class | GTCIX

Semi-Annual Shareholder Report

April 30, 2026

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Disciplined International Equity Portfolio - Advisor Class (GTCIX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
GTCIX	$46	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Key Portfolio Statistics (as of 4/30/2026)

  Total Net Assets ("TNA")$101,970,940
  # of Portfolio Holdings112
  Portfolio Turnover Rate39%

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Lasertec Corp.	1.8%
Siemens Energy AG	1.7%
SBI Holdings, Inc.	1.5%
Toronto-Dominion Bank	1.5%
CaixaBank SA	1.5%
Ipsen SA	1.5%
Sanofi SA	1.5%
BNP Paribas SA	1.5%
Asahi Kasei Corp.	1.5%
Allianz SE	1.5%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Country Composition (% of TNA as of 4/30/2026)*

Japan
20.8%
Canada
13.0%
United Kingdom
11.1%
Germany
8.4%
Spain
7.1%
France
6.9%
United States
4.3%
Hong Kong
4.2%
Italy
3.7%
Australia
3.1%
Netherlands
3.1%
Switzerland
2.7%
Finland
1.8%
Belgium
1.7%
Brazil
1.3%
Denmark
1.2%
Ireland
1.1%
Sweden
1.0%
Israel
0.8%
China
0.7%
Luxembourg
0.7%
0%
10%
20%
30%

Table Summary
Value	Value
Luxembourg	0.7%
China	0.7%
Israel	0.8%
Sweden	1.0%
Ireland	1.1%
Denmark	1.2%
Brazil	1.3%
Belgium	1.7%
Finland	1.8%
Switzerland	2.7%
Netherlands	3.1%
Australia	3.1%
Italy	3.7%
Hong Kong	4.2%
United States	4.3%
France	6.9%
Spain	7.1%
Germany	8.4%
United Kingdom	11.1%
Canada	13.0%
Japan	20.8%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Glenmede Disciplined International Equity Portfolio

Advisor Class | GTCIX

Semi-Annual Shareholder Report

April 30, 2026

Glenmede Disciplined International Equity Portfolio

Institutional Class | GTCLX

Semi-Annual Shareholder Report

April 30, 2026

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Disciplined International Equity Portfolio - Institutional Class (GTCLX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
GTCLX	$35	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Key Portfolio Statistics (as of 4/30/2026)

  Total Net Assets ("TNA")$101,970,940
  # of Portfolio Holdings112
  Portfolio Turnover Rate39%

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Lasertec Corp.	1.8%
Siemens Energy AG	1.7%
SBI Holdings, Inc.	1.5%
Toronto-Dominion Bank	1.5%
CaixaBank SA	1.5%
Ipsen SA	1.5%
Sanofi SA	1.5%
BNP Paribas SA	1.5%
Asahi Kasei Corp.	1.5%
Allianz SE	1.5%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Country Composition (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Luxembourg	0.7%
China	0.7%
Israel	0.8%
Sweden	1.0%
Ireland	1.1%
Denmark	1.2%
Brazil	1.3%
Belgium	1.7%
Finland	1.8%
Switzerland	2.7%
Netherlands	3.1%
Australia	3.1%
Italy	3.7%
Hong Kong	4.2%
United States	4.3%
France	6.9%
Spain	7.1%
Germany	8.4%
United Kingdom	11.1%
Canada	13.0%
Japan	20.8%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Glenmede Disciplined International Equity Portfolio

Institutional Class | GTCLX

Semi-Annual Shareholder Report

April 30, 2026

Glenmede Disciplined U.S. Equity Portfolio

Advisor Class | GTLOX

Semi-Annual Shareholder Report

April 30, 2026

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Equity Portfolio - Advisor Class (GTLOX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLOX	$48	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Portfolio Statistics (as of 4/30/2026)

  Total Net Assets ("TNA")$403,216,865
  # of Portfolio Holdings93
  Portfolio Turnover Rate29%

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Intel Corp.	3.5%
ON Semiconductor Corp.	2.5%
Arista Networks, Inc.	2.4%
Alphabet, Inc., Class A	2.3%
Hewlett Packard Enterprise Co.	2.2%
Micron Technology, Inc.	2.2%
Lam Research Corp.	2.2%
Zoom Communications, Inc.	2.1%
Applied Materials, Inc.	2.1%
Twilio, Inc., Class A	2.0%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 4/30/2026)*

Banks
3.1%
Capital Markets
3.2%
Technology Hardware, Storage & Peripherals
3.3%
Financial Services
3.7%
Interactive Media & Services
3.8%
IT Services
4.2%
Biotechnology
4.3%
Communications Equipment
4.7%
Software
6.2%
Semiconductors & Semiconductor Equipment
15.7%
0%
5%
10%
15%
20%

Table Summary
Value	Value
Semiconductors & Semiconductor Equipment	15.7%
Software	6.2%
Communications Equipment	4.7%
Biotechnology	4.3%
IT Services	4.2%
Interactive Media & Services	3.8%
Financial Services	3.7%
Technology Hardware, Storage & Peripherals	3.3%
Capital Markets	3.2%
Banks	3.1%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Glenmede Disciplined U.S. Equity Portfolio

Advisor Class | GTLOX

Semi-Annual Shareholder Report

April 30, 2026

Glenmede Disciplined U.S. Equity Portfolio

Institutional Class | GTLIX

Semi-Annual Shareholder Report

April 30, 2026

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Equity Portfolio - Institutional Class (GTLIX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLIX	$37	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Portfolio Statistics (as of 4/30/2026)

  Total Net Assets ("TNA")$403,216,865
  # of Portfolio Holdings93
  Portfolio Turnover Rate29%

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Intel Corp.	3.5%
ON Semiconductor Corp.	2.5%
Arista Networks, Inc.	2.4%
Alphabet, Inc., Class A	2.3%
Hewlett Packard Enterprise Co.	2.2%
Micron Technology, Inc.	2.2%
Lam Research Corp.	2.2%
Zoom Communications, Inc.	2.1%
Applied Materials, Inc.	2.1%
Twilio, Inc., Class A	2.0%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Semiconductors & Semiconductor Equipment	15.7%
Software	6.2%
Communications Equipment	4.7%
Biotechnology	4.3%
IT Services	4.2%
Interactive Media & Services	3.8%
Financial Services	3.7%
Technology Hardware, Storage & Peripherals	3.3%
Capital Markets	3.2%
Banks	3.1%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Glenmede Disciplined U.S. Equity Portfolio

Institutional Class | GTLIX

Semi-Annual Shareholder Report

April 30, 2026

Glenmede Disciplined U.S. Growth Equity Portfolio

Advisor Class | GTLLX

Semi-Annual Shareholder Report

April 30, 2026

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Growth Equity Portfolio - Advisor Class (GTLLX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLLX	$44	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Portfolio Statistics (as of 4/30/2026)

  Total Net Assets ("TNA")$1,178,289,858
  # of Portfolio Holdings61
  Portfolio Turnover Rate30%

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Marvell Technology, Inc.	4.1%
Arista Networks, Inc.	3.7%
Alphabet, Inc., Class A	3.5%
Lam Research Corp.	3.2%
Twilio, Inc., Class A	3.1%
NVIDIA Corp.	3.1%
Amphenol Corp., Class A	3.1%
Applied Materials, Inc.	3.0%
Teradyne, Inc.	3.0%
KLA Corp.	2.8%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 4/30/2026)*

Communications Equipment
3.7%
Financial Services
4.2%
IT Services
4.5%
Entertainment
4.7%
Electronic Equipment, Instruments & Components
5.0%
Technology Hardware, Storage & Peripherals
5.2%
Interactive Media & Services
6.1%
Specialty Retail
6.5%
Software
12.6%
Semiconductors & Semiconductor Equipment
20.8%
0%
10%
20%
30%

Table Summary
Value	Value
Semiconductors & Semiconductor Equipment	20.8%
Software	12.6%
Specialty Retail	6.5%
Interactive Media & Services	6.1%
Technology Hardware, Storage & Peripherals	5.2%
Electronic Equipment, Instruments & Components	5.0%
Entertainment	4.7%
IT Services	4.5%
Financial Services	4.2%
Communications Equipment	3.7%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Glenmede Disciplined U.S. Growth Equity Portfolio

Advisor Class | GTLLX

Semi-Annual Shareholder Report

April 30, 2026

Glenmede Disciplined U.S. Growth Equity Portfolio

Institutional Class | GTILX

Semi-Annual Shareholder Report

April 30, 2026

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Growth Equity Portfolio - Institutional Class (GTILX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTILX	$34	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Portfolio Statistics (as of 4/30/2026)

  Total Net Assets ("TNA")$1,178,289,858
  # of Portfolio Holdings61
  Portfolio Turnover Rate30%

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Marvell Technology, Inc.	4.1%
Arista Networks, Inc.	3.7%
Alphabet, Inc., Class A	3.5%
Lam Research Corp.	3.2%
Twilio, Inc., Class A	3.1%
NVIDIA Corp.	3.1%
Amphenol Corp., Class A	3.1%
Applied Materials, Inc.	3.0%
Teradyne, Inc.	3.0%
KLA Corp.	2.8%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Semiconductors & Semiconductor Equipment	20.8%
Software	12.6%
Specialty Retail	6.5%
Interactive Media & Services	6.1%
Technology Hardware, Storage & Peripherals	5.2%
Electronic Equipment, Instruments & Components	5.0%
Entertainment	4.7%
IT Services	4.5%
Financial Services	4.2%
Communications Equipment	3.7%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Glenmede Disciplined U.S. Growth Equity Portfolio

Institutional Class | GTILX

Semi-Annual Shareholder Report

April 30, 2026

Glenmede Disciplined U.S. Small Cap Equity Portfolio

Advisor Class | GQSCX

Semi-Annual Shareholder Report

April 30, 2026

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Small Cap Equity Portfolio - Advisor Class (GQSCX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
GQSCX	$47	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Key Portfolio Statistics (as of 4/30/2026)

  Total Net Assets ("TNA")$3,183,535
  # of Portfolio Holdings146
  Portfolio Turnover Rate45%

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
EZCORP, Inc., Class A	1.8%
Constellium SE	1.8%
Allient, Inc.	1.3%
Benchmark Electronics, Inc.	1.3%
Hamilton Insurance Group Ltd., Class B	1.2%
Resideo Technologies, Inc.	1.2%
Photronics, Inc.	1.2%
Par Pacific Holdings, Inc.	1.1%
Green Plains, Inc.	1.1%
EnerSys	1.1%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 4/30/2026)*

Semiconductors & Semiconductor Equipment
2.9%
Pharmaceuticals
3.1%
Metals & Mining
3.4%
Health Care Providers & Services
3.5%
Oil, Gas & Consumable Fuels
4.2%
Electronic Equipment, Instruments & Components
4.4%
Software
6.1%
Machinery
6.2%
Biotechnology
6.8%
Banks
8.8%
0%
5%
10%

Table Summary
Value	Value
Banks	8.8%
Biotechnology	6.8%
Machinery	6.2%
Software	6.1%
Electronic Equipment, Instruments & Components	4.4%
Oil, Gas & Consumable Fuels	4.2%
Health Care Providers & Services	3.5%
Metals & Mining	3.4%
Pharmaceuticals	3.1%
Semiconductors & Semiconductor Equipment	2.9%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Glenmede Disciplined U.S. Small Cap Equity Portfolio

Advisor Class | GQSCX

Semi-Annual Shareholder Report

April 30, 2026

Glenmede Disciplined U.S. Small Cap Equity Portfolio

Institutional Class | GQSIX

Semi-Annual Shareholder Report

April 30, 2026

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Small Cap Equity Portfolio - Institutional Class (GQSIX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
GQSIX	$36	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Key Portfolio Statistics (as of 4/30/2026)

  Total Net Assets ("TNA")$3,183,535
  # of Portfolio Holdings146
  Portfolio Turnover Rate45%

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
EZCORP, Inc., Class A	1.8%
Constellium SE	1.8%
Allient, Inc.	1.3%
Benchmark Electronics, Inc.	1.3%
Hamilton Insurance Group Ltd., Class B	1.2%
Resideo Technologies, Inc.	1.2%
Photronics, Inc.	1.2%
Par Pacific Holdings, Inc.	1.1%
Green Plains, Inc.	1.1%
EnerSys	1.1%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Banks	8.8%
Biotechnology	6.8%
Machinery	6.2%
Software	6.1%
Electronic Equipment, Instruments & Components	4.4%
Oil, Gas & Consumable Fuels	4.2%
Health Care Providers & Services	3.5%
Metals & Mining	3.4%
Pharmaceuticals	3.1%
Semiconductors & Semiconductor Equipment	2.9%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Glenmede Disciplined U.S. Small Cap Equity Portfolio

Institutional Class | GQSIX

Semi-Annual Shareholder Report

April 30, 2026

Glenmede Disciplined U.S. Value Equity Portfolio

Advisor Class | GQLVX

Semi-Annual Shareholder Report

April 30, 2026

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Value Equity Portfolio - Advisor Class (GQLVX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
GQLVX	$45	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Key Portfolio Statistics (as of 4/30/2026)

  Total Net Assets ("TNA")$2,585,726
  # of Portfolio Holdings82
  Portfolio Turnover Rate39%

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Intel Corp.	3.6%
TechnipFMC PLC	3.0%
Hewlett Packard Enterprise Co.	2.5%
Bristol-Myers Squibb Co.	2.4%
Johnson Controls International PLC	2.4%
U.S. Bancorp	2.3%
eBay, Inc.	2.3%
CME Group, Inc.	2.3%
Cisco Systems, Inc.	2.2%
Omnicom Group, Inc.	2.1%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 4/30/2026)*

Household Products
3.3%
Financial Services
3.4%
Electric Utilities
3.7%
Media
4.1%
Capital Markets
4.1%
Oil, Gas & Consumable Fuels
4.5%
Semiconductors & Semiconductor Equipment
5.5%
Health Care Providers & Services
5.6%
Banks
5.8%
Pharmaceuticals
5.9%
0%
5%
10%

Table Summary
Value	Value
Pharmaceuticals	5.9%
Banks	5.8%
Health Care Providers & Services	5.6%
Semiconductors & Semiconductor Equipment	5.5%
Oil, Gas & Consumable Fuels	4.5%
Capital Markets	4.1%
Media	4.1%
Electric Utilities	3.7%
Financial Services	3.4%
Household Products	3.3%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Glenmede Disciplined U.S. Value Equity Portfolio

Advisor Class | GQLVX

Semi-Annual Shareholder Report

April 30, 2026

Glenmede Energy Resilience Portfolio

Advisor Class | RESGX

Semi-Annual Shareholder Report

April 30, 2026

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Energy Resilience Portfolio - Advisor Class (RESGX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
RESGX	$46	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Key Portfolio Statistics (as of 4/30/2026)

  Total Net Assets ("TNA")$14,057,701
  # of Portfolio Holdings51
  Portfolio Turnover Rate130%

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Intel Corp.	5.6%
Dow, Inc.	3.8%
Alcoa Corp.	3.2%
Hewlett Packard Enterprise Co.	3.1%
Flex Ltd.	3.0%
Cirrus Logic, Inc.	2.9%
F5, Inc.	2.7%
Cisco Systems, Inc.	2.6%
Akamai Technologies, Inc.	2.5%
Valero Energy Corp.	2.4%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 4/30/2026)*

Metals & Mining
3.2%
Machinery
3.3%
Independent Power & Renewable Electricity Producers
3.5%
Oil, Gas & Consumable Fuels
4.5%
Communications Equipment
5.3%
Chemicals
5.3%
IT Services
5.5%
Semiconductors & Semiconductor Equipment
8.5%
Electric Utilities
9.1%
Banks
21.9%
0%
10%
20%
30%

Table Summary
Value	Value
Banks	21.9%
Electric Utilities	9.1%
Semiconductors & Semiconductor Equipment	8.5%
IT Services	5.5%
Chemicals	5.3%
Communications Equipment	5.3%
Oil, Gas & Consumable Fuels	4.5%
Independent Power & Renewable Electricity Producers	3.5%
Machinery	3.3%
Metals & Mining	3.2%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Glenmede Energy Resilience Portfolio

Advisor Class | RESGX

Semi-Annual Shareholder Report

April 30, 2026

Glenmede Equity Income Portfolio

Advisor Class | GEQIX

Semi-Annual Shareholder Report

April 30, 2026

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Equity Income Portfolio - Advisor Class (GEQIX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
GEQIX	$44	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Key Portfolio Statistics (as of 4/30/2026)

  Total Net Assets ("TNA")$13,067,078
  # of Portfolio Holdings45
  Portfolio Turnover Rate6%

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Texas Instruments, Inc.	4.0%
Cisco Systems, Inc.	3.9%
JPMorgan Chase & Co.	3.9%
Morgan Stanley	3.5%
TE Connectivity PLC	3.2%
Ross Stores, Inc.	3.2%
RTX Corp.	3.1%
Allstate Corp.	3.1%
DTE Energy Co.	2.8%
Ferguson Enterprises, Inc.	2.8%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 4/30/2026)*

Communications Equipment
3.9%
Semiconductors & Semiconductor Equipment
4.0%
Hotels, Restaurants & Leisure
4.3%
Insurance
4.7%
Specialty Retail
4.9%
Oil, Gas & Consumable Fuels
5.0%
Health Care Equipment & Supplies
5.2%
Banks
6.1%
Machinery
6.7%
Capital Markets
9.7%
0%
5%
10%

Table Summary
Value	Value
Capital Markets	9.7%
Machinery	6.7%
Banks	6.1%
Health Care Equipment & Supplies	5.2%
Oil, Gas & Consumable Fuels	5.0%
Specialty Retail	4.9%
Insurance	4.7%
Hotels, Restaurants & Leisure	4.3%
Semiconductors & Semiconductor Equipment	4.0%
Communications Equipment	3.9%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Glenmede Equity Income Portfolio

Advisor Class | GEQIX

Semi-Annual Shareholder Report

April 30, 2026

Glenmede Global Secured Options Portfolio

Advisor Class | NOVIX

Semi-Annual Shareholder Report

April 30, 2026

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Global Secured Options Portfolio - Advisor Class (NOVIX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
NOVIX	$45	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Key Portfolio Statistics (as of 4/30/2026)

  Total Net Assets ("TNA")$18,214,192
  # of Portfolio Holdings13
  Portfolio Turnover Rate13%

What did the Portfolio invest in?

Sector Diversification (% of TNA as of 4/30/2026)

Table Summary
Value	Value
Purchased and Written Options	48.9%Footnote Reference(a)
Exchange-Traded Funds	40.8%
Money Market Fund	6.0%
U.S. Treasury Bill	3.3%
Repurchase Agreement	0.2%
Footnote	Description
Footnote(a)	The total percentage of net assets of purchased options and written options were 65.7% and -16.8%, respectively, as of April 30, 2026.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Glenmede Global Secured Options Portfolio

Advisor Class | NOVIX

Semi-Annual Shareholder Report

April 30, 2026

Glenmede Global Secured Options Portfolio

Institutional Class | NOVLX

Semi-Annual Shareholder Report

April 30, 2026

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Global Secured Options Portfolio - Institutional Class (NOVLX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
NOVLX	$34	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Key Portfolio Statistics (as of 4/30/2026)

  Total Net Assets ("TNA")$18,214,192
  # of Portfolio Holdings13
  Portfolio Turnover Rate13%

What did the Portfolio invest in?

Sector Diversification (% of TNA as of 4/30/2026)

Table Summary
Value	Value
Purchased and Written Options	48.9%Footnote Reference(a)
Exchange-Traded Funds	40.8%
Money Market Fund	6.0%
U.S. Treasury Bill	3.3%
Repurchase Agreement	0.2%
Footnote	Description
Footnote(a)	The total percentage of net assets of purchased options and written options were 65.7% and -16.8%, respectively, as of April 30, 2026.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Glenmede Global Secured Options Portfolio

Institutional Class | NOVLX

Semi-Annual Shareholder Report

April 30, 2026

Glenmede Long/Short Equity Portfolio

Advisor Class | GTAPX

Semi-Annual Shareholder Report

April 30, 2026

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Long/Short Equity Portfolio - Advisor Class (GTAPX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
GTAPX	$118	2.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Key Portfolio Statistics (as of 4/30/2026)

  Total Net Assets ("TNA")$41,630,450
  # of Portfolio Holdings177
  Portfolio Turnover Rate50%

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Sanmina Corp.	2.3%
WESCO International, Inc.	2.2%
Baker Hughes Co.	2.1%
eBay, Inc.	2.1%
Applied Materials, Inc.	2.0%
Amphenol Corp., Class A	1.9%
Rush Enterprises, Inc., Class A	1.9%
Lam Research Corp.	1.9%
Gates Industrial Corp. PLC	1.8%
Union Pacific Corp.	1.8%Footnote Reference(a)
Footnote	Description
Footnote(a)	Reflects the absolute value market value percentage for this security sold short.
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 4/30/2026)*

Aerospace & Defense
4.6%
Specialty Retail
4.6%
IT Services
5.1%
Insurance
5.5%
Electronic Equipment, Instruments & Components
6.4%
Hotels, Restaurants & Leisure
6.6%
Trading Companies & Distributors
7.2%
Semiconductors & Semiconductor Equipment
7.2%
Capital Markets
8.1%
Financial Services
11.0%
0%
5%
10%
15%

Table Summary
Value	Value
Financial Services	11.0%
Capital Markets	8.1%
Semiconductors & Semiconductor Equipment	7.2%
Trading Companies & Distributors	7.2%
Hotels, Restaurants & Leisure	6.6%
Electronic Equipment, Instruments & Components	6.4%
Insurance	5.5%
IT Services	5.1%
Specialty Retail	4.6%
Aerospace & Defense	4.6%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Glenmede Long/Short Equity Portfolio

Advisor Class | GTAPX

Semi-Annual Shareholder Report

April 30, 2026

Glenmede Long/Short Equity Portfolio

Institutional Class | GTLSX

Semi-Annual Shareholder Report

April 30, 2026

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Long/Short Equity Portfolio - Institutional Class (GTLSX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
GTLSX	$106	2.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Key Portfolio Statistics (as of 4/30/2026)

  Total Net Assets ("TNA")$41,630,450
  # of Portfolio Holdings177
  Portfolio Turnover Rate50%

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Sanmina Corp.	2.3%
WESCO International, Inc.	2.2%
Baker Hughes Co.	2.1%
eBay, Inc.	2.1%
Applied Materials, Inc.	2.0%
Amphenol Corp., Class A	1.9%
Rush Enterprises, Inc., Class A	1.9%
Lam Research Corp.	1.9%
Gates Industrial Corp. PLC	1.8%
Union Pacific Corp.	1.8%Footnote Reference(a)
Footnote	Description
Footnote(a)	Reflects the absolute value market value percentage for this security sold short.
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Financial Services	11.0%
Capital Markets	8.1%
Semiconductors & Semiconductor Equipment	7.2%
Trading Companies & Distributors	7.2%
Hotels, Restaurants & Leisure	6.6%
Electronic Equipment, Instruments & Components	6.4%
Insurance	5.5%
IT Services	5.1%
Specialty Retail	4.6%
Aerospace & Defense	4.6%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Glenmede Long/Short Equity Portfolio

Institutional Class | GTLSX

Semi-Annual Shareholder Report

April 30, 2026

Glenmede Secured Options Portfolio

Advisor Class | GTSOX

Semi-Annual Shareholder Report

April 30, 2026

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Secured Options Portfolio - Advisor Class (GTSOX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTSOX	$45	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Portfolio Statistics (as of 4/30/2026)

  Total Net Assets ("TNA")$363,140,380
  # of Portfolio Holdings12
  Portfolio Turnover Rate0%

What did the Portfolio invest in?

Sector Diversification (% of TNA as of 4/30/2026)

Table Summary
Value	Value
Purchased and Written Options	79.5%Footnote Reference(a)
Exchange-Traded Funds	9.8%
U.S. Treasury Bills	8.2%
Money Market Fund	2.5%
Repurchase Agreement	0.1%
Footnote	Description
Footnote(a)	The total percentage of net assets of purchased options and written options were 106.6% and -27.1%, respectively, as of April 30, 2026.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Glenmede Secured Options Portfolio

Advisor Class | GTSOX

Semi-Annual Shareholder Report

April 30, 2026

Glenmede Secured Options Portfolio

Institutional Class | GLSOX

Semi-Annual Shareholder Report

April 30, 2026

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Secured Options Portfolio - Institutional Class (GLSOX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GLSOX	$35	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Portfolio Statistics (as of 4/30/2026)

  Total Net Assets ("TNA")$363,140,380
  # of Portfolio Holdings12
  Portfolio Turnover Rate0%

What did the Portfolio invest in?

Sector Diversification (% of TNA as of 4/30/2026)

Table Summary
Value	Value
Purchased and Written Options	79.5%Footnote Reference(a)
Exchange-Traded Funds	9.8%
U.S. Treasury Bills	8.2%
Money Market Fund	2.5%
Repurchase Agreement	0.1%
Footnote	Description
Footnote(a)	The total percentage of net assets of purchased options and written options were 106.6% and -27.1%, respectively, as of April 30, 2026.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Glenmede Secured Options Portfolio

Institutional Class | GLSOX

Semi-Annual Shareholder Report

April 30, 2026

Glenmede Small Cap Equity Portfolio

Advisor Class | GTCSX

Semi-Annual Shareholder Report

April 30, 2026

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Small Cap Equity Portfolio - Advisor Class (GTCSX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTCSX	$50	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Portfolio Statistics (as of 4/30/2026)

  Total Net Assets ("TNA")$983,860,977
  # of Portfolio Holdings87
  Portfolio Turnover Rate17%

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
EnerSys	2.4%
TTM Technologies, Inc.	2.0%
WESCO International, Inc.	1.9%
Diodes, Inc.	1.8%
Stifel Financial Corp.	1.8%
Arcosa, Inc.	1.7%
CACI International, Inc., Class A	1.7%
Dycom Industries, Inc.	1.7%
FNB Corp.	1.7%
Frontdoor, Inc.	1.7%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 4/30/2026)*

IT Services 3.4%
Financial Services 3.5%
Professional Services 3.6%
Software 3.6%
Oil, Gas & Consumable Fuels 3.8%
Electrical Equipment 3.8%
Construction & Engineering 4.5%
Capital Markets 4.9%
Health Care Equipment & Supplies 7.9%
Banks 9.1%
0%
5%
10%

Table Summary
Value	Value
Banks	9.1%
Health Care Equipment & Supplies	7.9%
Capital Markets	4.9%
Construction & Engineering	4.5%
Electrical Equipment	3.8%
Oil, Gas & Consumable Fuels	3.8%
Software	3.6%
Professional Services	3.6%
Financial Services	3.5%
IT Services	3.4%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Glenmede Small Cap Equity Portfolio

Advisor Class | GTCSX

Semi-Annual Shareholder Report

April 30, 2026

Glenmede Small Cap Equity Portfolio

Institutional Class | GTSCX

Semi-Annual Shareholder Report

April 30, 2026

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Small Cap Equity Portfolio - Institutional Class (GTSCX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTSCX	$40	0.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Portfolio Statistics (as of 4/30/2026)

  Total Net Assets ("TNA")$983,860,977
  # of Portfolio Holdings87
  Portfolio Turnover Rate17%

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
EnerSys	2.4%
TTM Technologies, Inc.	2.0%
WESCO International, Inc.	1.9%
Diodes, Inc.	1.8%
Stifel Financial Corp.	1.8%
Arcosa, Inc.	1.7%
CACI International, Inc., Class A	1.7%
Dycom Industries, Inc.	1.7%
FNB Corp.	1.7%
Frontdoor, Inc.	1.7%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Banks	9.1%
Health Care Equipment & Supplies	7.9%
Capital Markets	4.9%
Construction & Engineering	4.5%
Electrical Equipment	3.8%
Oil, Gas & Consumable Fuels	3.8%
Software	3.6%
Professional Services	3.6%
Financial Services	3.5%
IT Services	3.4%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Glenmede Small Cap Equity Portfolio

Institutional Class | GTSCX

Semi-Annual Shareholder Report

April 30, 2026

Glenmede SMID Core Equity Portfolio

Advisor Class | GWILX

Semi-Annual Shareholder Report

April 30, 2026

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede SMID Core Equity Portfolio - Advisor Class (GWILX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
GWILX	$42	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Key Portfolio Statistics (as of 4/30/2026)

  Total Net Assets ("TNA")$3,685,221
  # of Portfolio Holdings25
  Portfolio Turnover Rate30%

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
WESCO International, Inc.	5.6%
Globus Medical, Inc., Class A	4.7%
Minerals Technologies, Inc.	4.7%
Truist Financial Corp.	4.6%
EMCOR Group, Inc.	4.5%
Zoom Communications, Inc.	4.5%
InvenTrust Properties Corp.	4.5%
MGM Resorts International	4.3%
Catalyst Pharmaceuticals, Inc.	4.3%
World Kinect Corp.	4.1%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 4/30/2026)*

Biotechnology
4.3%
Hotels, Restaurants & Leisure
4.3%
Retail REITs
4.5%
Construction & Engineering
4.5%
Banks
4.6%
Chemicals
4.7%
Health Care Equipment & Supplies
4.7%
Trading Companies & Distributors
5.6%
Professional Services
6.6%
Software
10.8%
0%
5%
10%
15%

Table Summary
Value	Value
Software	10.8%
Professional Services	6.6%
Trading Companies & Distributors	5.6%
Health Care Equipment & Supplies	4.7%
Chemicals	4.7%
Banks	4.6%
Construction & Engineering	4.5%
Retail REITs	4.5%
Hotels, Restaurants & Leisure	4.3%
Biotechnology	4.3%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Glenmede SMID Core Equity Portfolio

Advisor Class | GWILX

Semi-Annual Shareholder Report

April 30, 2026

Glenmede Strategic Equity Portfolio

Advisor Class | GTCEX

Semi-Annual Shareholder Report

April 30, 2026

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Strategic Equity Portfolio - Advisor Class (GTCEX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTCEX	$45	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Portfolio Statistics (as of 4/30/2026)

  Total Net Assets ("TNA")$108,799,330
  # of Portfolio Holdings42
  Portfolio Turnover Rate8%

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Alphabet, Inc., Class C	8.3%
Amphenol Corp., Class A	4.8%
Microsoft Corp.	4.8%
Apple, Inc.	4.7%
Mastercard, Inc., Class A	4.2%
Booking Holdings, Inc.	3.7%
Cisco Systems, Inc.	3.5%
JPMorgan Chase & Co.	3.4%
Amazon.com, Inc.	3.0%
Parker-Hannifin Corp.	2.9%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 4/30/2026)*

Life Sciences Tools & Services
4.3%
Ground Transportation
4.7%
Technology Hardware, Storage & Peripherals
4.7%
Electronic Equipment, Instruments & Components
4.8%
Specialty Retail
5.2%
Financial Services
5.4%
Banks
5.8%
Hotels, Restaurants & Leisure
6.0%
Software
6.2%
Interactive Media & Services
8.3%
0%
5%
10%

Table Summary
Value	Value
Interactive Media & Services	8.3%
Software	6.2%
Hotels, Restaurants & Leisure	6.0%
Banks	5.8%
Financial Services	5.4%
Specialty Retail	5.2%
Electronic Equipment, Instruments & Components	4.8%
Technology Hardware, Storage & Peripherals	4.7%
Ground Transportation	4.7%
Life Sciences Tools & Services	4.3%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Glenmede Strategic Equity Portfolio

Advisor Class | GTCEX

Semi-Annual Shareholder Report

April 30, 2026

Glenmede Total Market Plus Equity Portfolio

Advisor Class | GTTMX

Semi-Annual Shareholder Report

April 30, 2026

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Total Market Plus Equity Portfolio - Advisor Class (GTTMX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
GTTMX	$101	1.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Key Portfolio Statistics (as of 4/30/2026)

  Total Net Assets ("TNA")$24,556,074
  # of Portfolio Holdings185
  Portfolio Turnover Rate38%

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Applied Materials, Inc.	3.1%
KLA Corp.	3.0%
Baker Hughes Co.	3.0%
Catalyst Pharmaceuticals, Inc.	2.9%
Lam Research Corp.	2.9%
Alphabet, Inc., Class A	2.8%
F5, Inc.	2.8%
eBay, Inc.	2.8%
Cisco Systems, Inc.	2.6%
WESCO International, Inc.	2.6%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 4/30/2026)*

Communications Equipment
5.4%
Interactive Media & Services
5.8%
Capital Markets
6.1%
Biotechnology
6.4%
Software
6.9%
Machinery
7.0%
Financial Services
7.7%
IT Services
8.3%
Hotels, Restaurants & Leisure
8.6%
Semiconductors & Semiconductor Equipment
14.7%
0%
5%
10%
15%

Table Summary
Value	Value
Semiconductors & Semiconductor Equipment	14.7%
Hotels, Restaurants & Leisure	8.6%
IT Services	8.3%
Financial Services	7.7%
Machinery	7.0%
Software	6.9%
Biotechnology	6.4%
Capital Markets	6.1%
Interactive Media & Services	5.8%
Communications Equipment	5.4%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Glenmede Total Market Plus Equity Portfolio

Advisor Class | GTTMX

Semi-Annual Shareholder Report

April 30, 2026

Glenmede Total Market Plus Equity Portfolio

Institutional Class | GTTLX

Semi-Annual Shareholder Report

April 30, 2026

Portfolio Overview

This semi-annual shareholder report contains important information about the Glenmede Total Market Plus Equity Portfolio - Institutional Class (GTTLX) (the "Portfolio") for the period of March 9, 2026 to April 30, 2026.You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
GTTLX	$17	1.14%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Annualized
Footnote(b)	The Institutional Class commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Key Portfolio Statistics (as of 4/30/2026)

  Total Net Assets ("TNA")$24,556,074
  # of Portfolio Holdings185
  Portfolio Turnover Rate38%

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Applied Materials, Inc.	3.1%
KLA Corp.	3.0%
Baker Hughes Co.	3.0%
Catalyst Pharmaceuticals, Inc.	2.9%
Lam Research Corp.	2.9%
Alphabet, Inc., Class A	2.8%
F5, Inc.	2.8%
eBay, Inc.	2.8%
Cisco Systems, Inc.	2.6%
WESCO International, Inc.	2.6%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Top 10 Industries (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Semiconductors & Semiconductor Equipment	14.7%
Hotels, Restaurants & Leisure	8.6%
IT Services	8.3%
Financial Services	7.7%
Machinery	7.0%
Software	6.9%
Biotechnology	6.4%
Capital Markets	6.1%
Interactive Media & Services	5.8%
Communications Equipment	5.4%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/fund-documents/.

Glenmede Total Market Plus Equity Portfolio

Institutional Class | GTTLX

Semi-Annual Shareholder Report

April 30, 2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committees of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedules of Investments are included as part of the registrant’s Financial Statements filed under Item 7(a) of this Form.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The Registrant’s Financial Statements are attached herewith.

The Glenmede Fund, Inc.
Semi-Annual Financial Statements and Other Information
April 30, 2026

The Glenmede Fund, Inc.

Please note the Semi-Annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSRS. All items required by Form N-CSRS are filed with the Securities and Exchange Commission.
1

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities
April 30, 2026 — (Unaudited)
	Disciplined U.S. Equity Portfolio	Disciplined U.S. Growth Equity Portfolio	Disciplined U.S. Value Equity Portfolio
Assets:
Investments at value[1], 2	$405,903,498	$1,175,177,817	$2,580,179
Repurchase agreements at value[1]	958,906	2,794,052	13,767
Receivable from Advisor	—	—	4,884
Receivable for securities sold	1,121,359	2,020,649	—
Receivable for fund shares sold	833,415	23,816	—
Dividends receivable	175,093	574,176	2,675
Interest receivable	28	82	—
Securities lending income receivable	255	—	—
Prepaid expenses	39,864	100,819	1,495
Total assets	409,032,418	1,180,691,411	2,603,000
Liabilities:
Obligation to return securities lending collateral	5,066,754	—	—
Line of credit interest payable	1	1	—
Payable for fund shares redeemed	342,943	1,302,838	—
Payable for Management fees	175,917	524,623	1,132
Payable for Directors’ fees	28,604	69,564	111
Payable for Shareholder Servicing fees	57,494	159,958	411
Accrued expenses	143,840	344,569	15,620
Total liabilities	5,815,553	2,401,553	17,274
Net Assets	$403,216,865	$1,178,289,858	$2,585,726
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$18,427	$40,559	$178
Paid-in capital in excess of par value	217,384,514	593,999,833	1,897,746
Total distributable earnings	185,813,924	584,249,466	687,802
Total Net Assets	$403,216,865	$1,178,289,858	$2,585,726
Shares Outstanding[3]	18,426,766	40,559,013	178,346
Net Asset Value Per Share	$—	$—	$14.50
Advisor Class — based on net assets of $362,148,864 and $993,562,879, respectively and shares outstanding of 16,548,983 and 34,231,757, respectively	$21.88	$29.02	$—
Institutional Class — based on net assets of $41,068,001 and $184,726,979, respectively and shares outstanding of 1,877,783 and 6,327,256, respectively	$21.87	$29.20	$—
[1] Investments at cost	$259,525,510	$701,906,748	$1,954,880
[2] Market value of securities on loan	$5,194,414	$—	$—
[3] Authorized shares	—	—	80,000,000
Authorized shares - Advisor Class	155,000,000	240,000,000	—
Authorized shares - Institutional Class	155,000,000	140,000,000	—
See Notes to Financial Statements.
2

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2026 — (Unaudited)
	Disciplined U.S. Small Cap Equity Portfolio	Disciplined International Equity Portfolio	Energy Resilience Portfolio
Assets:
Investments at value[1], 2	$3,333,665	$106,337,832	$13,965,093
Repurchase agreements at value[1]	16,867	1,762,645	69,221
Foreign currency, at value[3]	—	181,806	—
Receivable from Advisor	6,935	14,413	29,212
Receivable for securities sold	—	4,466	—
Receivable for fund shares sold	—	85,052	—
Dividends receivable	4,527	400,319	4,927
Interest receivable	1	52	2
Securities lending income receivable	24	589	11
Foreign tax reclaims receivable	—	147,786	—
Prepaid expenses	25,746	21,538	16,295
Total assets	3,387,765	108,956,498	14,084,761
Liabilities:
Payable for securities purchased	—	1,320,741	—
Obligation to return securities lending collateral	187,934	5,581,292	—
Line of credit interest payable	—	5	—
Payable for fund shares redeemed	—	9,345	—
Payable for Management fees	1,252	44,224	6,101
Payable for Directors’ fees	113	1,859	1,244
Payable for Shareholder Servicing fees	49	2,258	2,219
Accrued expenses	14,882	25,834	17,496
Total liabilities	204,230	6,985,558	27,060
Net Assets	$3,183,535	$101,970,940	$14,057,701
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$184	$4,561	$757
Paid-in capital in excess of par value	2,224,618	81,904,771	6,855,466
Total distributable earnings	958,733	20,061,608	7,201,478
Total Net Assets	$3,183,535	$101,970,940	$14,057,701
Shares Outstanding[4]	183,990	4,560,698	756,524
Net Asset Value Per Share	$—	$—	$—
Advisor Class — based on net assets of $310,295, $13,794,855 and $14,057,701, respectively and shares outstanding of 17,915, 616,487 and 756,524, respectively	$17.32	$22.38	$18.58
Institutional Class — based on net assets of $2,873,240 and $88,176,085, respectively and shares outstanding of 166,075 and 3,944,211, respectively	$17.30	$22.36	$—
[1] Investments at cost	$2,725,515	$92,537,425	$11,292,242
[2] Market value of securities on loan	$247,810	$5,423,172	$—
[3] Foreign currency at cost	$—	$181,279	$—
[4] Authorized shares - Advisor Class	80,000,000	120,000,000	80,000,000
Authorized shares - Institutional Class	80,000,000	120,000,000	80,000,000
See Notes to Financial Statements.
3

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2026 — (Unaudited)
	SMID Core Equity Portfolio	Long/Short Equity Portfolio	Total Market Plus Equity Portfolio
Assets:
Investments at value[1], 2	$3,664,491	$40,868,472	$32,255,012
Repurchase agreements at value[1]	—	1,723,857	62,100
Receivable from Advisor	6,164	5,500	16,058
Receivable for securities sold	55,479	—	—
Receivable for fund shares sold	125	322,653	—
Dividends receivable	2,187	12,544	64,454
Interest receivable	—	32,360	2
Securities lending income receivable	1	28	1
Cash collateral on deposit at broker (Note 1)	—	27,420,503	—
Prepaid expenses	13,656	20,847	29,469
Total assets	3,742,103	70,406,764	32,427,096
Liabilities:
Securities sold short, at value[3]	—	27,433,506	7,396,765
Due to custodian	27,041	3,102	782
Payable for securities purchased	—	213,106	—
Obligation to return securities lending collateral	—	1,085,856	427,659
Line of credit interest payable	—	2	—
Payable for fund shares redeemed	—	—	1,366
Dividend payable on securities sold short	—	3,878	1,666
Payable for Management fees	1,643	—	11,877
Payable for Directors’ fees	1,142	2,261	1,688
Payable for Shareholder Servicing fees	597	6,531	2,782
Accrued expenses	26,459	28,072	26,437
Total liabilities	56,882	28,776,314	7,871,022
Net Assets	$3,685,221	$41,630,450	$24,556,074
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$427	$3,094	$1,251
Paid-in capital in excess of par value	3,675,987	20,090,229	7,792,501
Total distributable earnings	8,807	21,537,127	16,762,322
Total Net Assets	$3,685,221	$41,630,450	$24,556,074
Shares Outstanding[4]	426,651	3,093,613	1,251,147
Advisor Class — based on net assets of $3,685,221, $40,312,123 and $17,243,927, respectively and shares outstanding of 426,651, 2,996,502 and 878,795, respectively	$8.64	$13.45	$19.62
Institutional Class — based on net assets of $1,318,327 and $7,312,147, respectively and shares outstanding of 97,111 and 372,352, respectively	$—	$13.58	$19.64
[1] Investments at cost	$3,550,354	$31,253,377	$23,147,869
[2] Market value of securities on loan	$—	$1,086,967	$420,211
[3] Proceeds from securities sold short	$—	$32,308,243	$8,295,152
[4] Authorized shares - Advisor Class	80,000,000	120,000,000	120,000,000
Authorized shares - Institutional Class	80,000,000	120,000,000	120,000,000
See Notes to Financial Statements.
4

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2026 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Assets:
Investments at value[1], 2	$108,369,553	$1,044,294,557	$13,021,186
Repurchase agreements at value[1]	383,562	5,010,416	52,633
Receivable from Advisor	—	—	4,816
Receivable for securities sold	250,066	30,893	—
Receivable for fund shares sold	75,000	322,950	—
Dividends receivable	57,710	340,013	11,817
Interest receivable	11	147	2
Securities lending income receivable	—	2,080	—
Prepaid expenses	9,691	93,607	3,061
Total assets	109,145,593	1,050,094,663	13,093,515
Liabilities:
Obligation to return securities lending collateral	—	64,192,359	—
Payable for fund shares redeemed	216,014	1,122,963	—
Payable for Management fees	49,020	430,805	5,781
Payable for Directors’ fees	8,762	62,642	827
Payable for Shareholder Servicing fees	17,825	96,631	2,102
Accrued expenses	54,642	328,286	17,727
Total liabilities	346,263	66,233,686	26,437
Net Assets	$108,799,330	$983,860,977	$13,067,078
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$4,389	$29,404	$893
Paid-in capital in excess of par value	11,956,752	718,949,404	6,975,205
Total distributable earnings	96,838,189	264,882,169	6,090,980
Total Net Assets	$108,799,330	$983,860,977	$13,067,078
Shares Outstanding[3]	4,389,460	29,403,905	893,205
Net Asset Value Per Share	$24.79	$—	$14.63
Advisor Class — based on net assets of $358,644,550 and shares outstanding of 11,296,139	$—	$31.75	$—
Institutional Class — based on net assets of $625,216,427 and shares outstanding of 18,107,766	$—	$34.53	$—
[1] Investments at cost	$45,938,811	$794,247,920	$7,710,989
[2] Market value of securities on loan	$—	$63,270,611	$—
[3] Authorized shares	150,000,000	—	80,000,000
Authorized shares - Advisor Class	—	180,000,000	—
Authorized shares - Institutional Class	—	135,000,000	—
See Notes to Financial Statements.
5

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Concluded)
April 30, 2026 — (Unaudited)
	Secured Options Portfolio	Global Secured Options Portfolio
Assets:
Investments at value[1]	$461,645,691	$21,100,172
Repurchase agreements at value[1]	153,838	26,718
Receivable from Advisor	—	10,163
Receivable for fund shares sold	11,652	5,615
Interest receivable	4	1
Cash collateral on deposit at broker (Note 1)	25,065	150,392
Foreign tax reclaims receivable	—	291
Prepaid expenses	46,464	25,074
Total assets	461,882,714	21,318,426
Liabilities:
Written options, at value[2]	98,338,300	3,071,565
Payable for fund shares redeemed	78,267	—
Payable for Management fees	162,580	8,029
Payable for Directors’ fees	29,226	876
Payable for Shareholder Servicing fees	5,641	2,564
Accrued expenses	128,320	21,200
Total liabilities	98,742,334	3,104,234
Net Assets	$363,140,380	$18,214,192
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$24,921	$3,091
Paid-in capital in excess of par value	314,592,196	21,196,344
Total distributable earnings/(accumulated losses)	48,523,263	(2,985,243)
Total Net Assets	$363,140,380	$18,214,192
Shares Outstanding[3]	24,920,848	3,090,620
Advisor Class — based on net assets of $34,787,167 and $15,994,848, respectively and shares outstanding of 2,431,509 and 2,714,197, respectively	$14.31	$5.89
Institutional Class — based on net assets of $328,353,213 and $2,219,344, respectively and shares outstanding of 22,489,339 and 376,423, respectively	$14.60	$5.90
[1] Investments at cost	$389,930,562	$17,596,258
[2] Premiums received from written options	$58,186,287	$1,891,418
[3] Authorized shares - Advisor Class	160,000,000	120,000,000
Authorized shares - Institutional Class	160,000,000	120,000,000
See Notes to Financial Statements.
6

The Glenmede Fund, Inc.

Statements Of Operations
For the Six Months Ended April 30, 2026 — (Unaudited)
	Disciplined U.S. Equity Portfolio	Disciplined U.S. Growth Equity Portfolio	Disciplined U.S. Value Equity Portfolio
Investment income:
Dividends[1]	$2,876,547	$3,584,568	$31,298
Interest	13,818	41,108	77
Income from security lending, net	1,846	67	13
Total investment income	2,892,211	3,625,743	31,388
Expenses:
Management fees	1,091,432	3,235,441	6,575
Administration, transfer agent and custody fees	100,199	244,371	13,590
Professional fees	61,338	156,408	11,522
Shareholder report expenses	46,046	129,637	633
Shareholder servicing fees	—	—	2,391
Shareholder servicing fees (Advisor Class)	358,990	983,088	—
Directors’ fees and expenses	49,376	141,119	259
Interest expense	358	417	—
Registration and filing fees	6,231	10,054	340
Other expenses	14,595	47,221	1,164
Total expenses	1,728,565	4,947,756	36,474
Less expenses waived/reimbursed	—	—	(26,313)
Net expenses	1,728,565	4,947,756	10,161
Net investment income (loss)	1,163,646	(1,322,013)	21,227
Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	38,433,023	109,508,649	44,409
Net change in unrealized gain (loss) on:
Investments	17,228,975	(44,203,973)	260,925
Net realized and unrealized gain	55,661,998	65,304,676	305,334
Net increase in net assets resulting from operations	$56,825,644	$63,982,663	$326,561

[1]	The Disciplined U.S. Value Equity Portfolio had foreign dividend withholding taxes of $8.
See Notes to Financial Statements.
7

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2026 — (Unaudited)
	Disciplined U.S. Small Cap Equity Portfolio	Disciplined International Equity Portfolio	Energy Resilience Portfolio
Investment income:
Dividends[1]	$20,601	$1,224,466	$174,980
Interest	100	7,493	437
Income from security lending, net	161	3,375	53
Total investment income	20,862	1,235,334	175,470
Expenses:
Management fees	6,961	220,803	41,450
Administration, transfer agent and custody fees	17,189	38,046	15,684
Professional fees	11,534	19,201	34,502
Shareholder report expenses	688	6,265	10,474
Shareholder servicing fees (Advisor Class)	282	12,844	15,073
Directors’ fees and expenses	268	6,515	2,235
Interest expense	—	2,500	—
Registration and filing fees	3,513	3,971	2,567
Other expenses	2,025	5,962	2,113
Total expenses	42,460	316,107	124,098
Less expenses waived/reimbursed	(33,952)	(39,814)	(60,039)
Net expenses	8,508	276,293	64,059
Net investment income	12,354	959,041	111,411
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	328,546	3,982,898	4,522,901
Foreign currency transactions	—	(52,930)	—
Net realized gain	328,546	3,929,968	4,522,901
Net change in unrealized gain (loss) on:
Investments	151,646	6,253,955	(2,345,306)
Foreign currency translation	—	16,041	—
Net change in unrealized gain/(loss)	151,646	6,269,996	(2,345,306)
Net realized and unrealized gain	480,192	10,199,964	2,177,595
Net increase in net assets resulting from operations	$492,546	$11,159,005	$2,289,006

[1]	The Disciplined U.S. Small Cap Equity Portfolio, the Disciplined International Equity Portfolio and the Energy Resilience Portfolio had foreign dividend withholding taxes of $132, $128,308 and $400, respectively.
See Notes to Financial Statements.
8

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2026 — (Unaudited)
	SMID Core Equity Portfolio	Long/Short Equity Portfolio	Total Market Plus Equity Portfolio
Investment income:
Dividends	$25,711	$259,062	$294,884
Interest	139	410,512	510
Income from security lending, net	112	194	2
Total investment income	25,962	669,768	295,396
Expenses:
Management fees	12,418	233,151	143,593
Administration, transfer agent and custody fees	15,137	28,781	22,925
Professional fees	12,580	16,505	22,383
Shareholder report expenses	2,944	3,930	2,403
Shareholder servicing fees (Advisor Class)	4,516	37,664	25,872
Dividends on securities sold short	—	199,341	66,495
Directors’ fees and expenses	930	4,602	3,568
Short position flex fees	—	—	33,737
Registration and filing fees	3,227	8,970	8,188
Other expenses	2,102	2,488	2,027
Total expenses	53,854	535,432	331,191
Less expenses waived/reimbursed	(34,663)	(94,420)	(72,548)
Net expenses	19,191	441,012	258,643
Net investment income	6,771	228,756	36,753
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(105,224)	5,888,857	6,995,318
Securities sold short	—	(579,833)	(268,535)
Net realized gain (loss)	(105,224)	5,309,024	6,726,783
Net change in unrealized gain (loss) on:
Investments	162,425	(2,308,532)	(3,105,111)
Securities sold short	—	13,521	(334,493)
Net change in unrealized gain/(loss)	162,425	(2,295,011)	(3,439,604)
Net realized and unrealized gain	57,201	3,014,013	3,287,179
Net increase in net assets resulting from operations	$63,972	$3,242,769	$3,323,932
See Notes to Financial Statements.
9

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2026 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Investment income:
Dividends	$659,606	$6,755,167	$154,760
Interest	2,238	65,107	250
Income from security lending, net	—	20,311	2
Total investment income	661,844	6,840,585	155,012
Expenses:
Management fees	338,467	2,728,178	36,271
Administration, transfer agent and custody fees	42,176	290,664	15,879
Professional fees	27,917	136,457	13,071
Shareholder report expenses	5,090	180,068	1,176
Shareholder servicing fees	123,079	—	13,189
Shareholder servicing fees (Advisor Class)	—	453,047	—
Shareholder servicing fees (Institutional Class)	—	157,407	—
Directors’ fees and expenses	8,098	121,998	1,614
Interest expense	—	799	—
Registration and filing fees	2,452	15,724	504
Other expenses	7,730	39,261	1,715
Total expenses	555,009	4,123,603	83,419
Less expenses waived/reimbursed	—	—	(27,364)
Net expenses	555,009	4,123,603	56,055
Net investment income	106,835	2,716,982	98,957
Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	34,189,804	31,718,591	762,743
Net change in unrealized gain (loss) on:
Investments	(32,297,774)	63,806,551	205,922
Net realized and unrealized gain	1,892,030	95,525,142	968,665
Net increase in net assets resulting from operations	$1,998,865	$98,242,124	$1,067,622
See Notes to Financial Statements.
10

The Glenmede Fund, Inc.

Statements Of Operations — (Concluded)
For the Six Months Ended April 30, 2026 — (Unaudited)
	Secured Options Portfolio	Global Secured Options Portfolio
Investment income:
Dividends	$481,175	$128,712
Interest	1,021,461	17,778
Total investment income	1,502,636	146,490
Expenses:
Management fees	1,099,083	47,115
Administration, transfer agent and custody fees	99,409	25,303
Professional fees	63,208	13,917
Shareholder report expenses	33,443	3,222
Shareholder servicing fees (Advisor Class)	34,404	15,067
Directors’ fees and expenses	51,298	1,827
Registration and filing fees	9,557	6,464
Other expenses	13,595	2,495
Total expenses	1,403,997	115,410
Less expenses waived/reimbursed	—	(44,662)
Net expenses	1,403,997	70,748
Net investment income	98,639	75,742
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	3,427	198,688
Purchased options	(40,860,921)	(1,226,745)
Written options	59,870,337	2,179,770
Net realized gain	19,012,843	1,151,713
Net change in unrealized gain (loss) on:
Investments	1,791,200	701,723
Purchased options	5,137,759	680,632
Written options	(4,791,786)	(713,517)
Net change in unrealized gain	2,137,173	668,838
Net realized and unrealized gain	21,150,016	1,820,551
Net increase in net assets resulting from operations	$21,248,655	$1,896,293
See Notes to Financial Statements.
11

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets
For the Six Months Ended April 30, 2026 — (Unaudited)
	Disciplined U.S. Equity Portfolio	Disciplined U.S. Growth Equity Portfolio	Disciplined U.S. Value Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,163,646	$(1,322,013)	$21,227
Net realized gain on:
Investment transactions	38,433,023	109,508,649	44,409
Net change in unrealized gain (loss) on:
Investments	17,228,975	(44,203,973)	260,925
Net increase in net assets resulting from operations	56,825,644	63,982,663	326,561
Distributions:
Distributions from earnings	—	—	(161,223)
Distributions from earnings: Advisor Class	(55,530,279)	(137,079,910)	—
Distributions from earnings: Institutional Class	(5,885,301)	(27,128,920)	—
Total distributions	(61,415,580)	(164,208,830)	(161,223)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(36,392,196)	573,701	161,223
Net increase (decrease) in net assets	(40,982,132)	(99,652,466)	326,561
NET ASSETS:
Beginning of period	444,198,997	1,277,942,324	2,259,165
End of period	$403,216,865	$1,178,289,858	$2,585,726

For the Year Ended October 31, 2025
	Disciplined U.S. Equity Portfolio	Disciplined U.S. Growth Equity Portfolio	Disciplined U.S. Value Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$3,770,108	$(2,279,715)	$34,533
Net realized gain on:
Investment transactions	74,935,341	191,054,560	141,604
Net change in unrealized gain (loss) on:
Investments	(23,236,811)	96,752,808	2,520
Net increase in net assets resulting from operations	55,468,638	285,527,653	178,657
Distributions:
Distributions from earnings	—	—	(252,586)
Distributions from earnings: Advisor Class	(122,965,972)	(358,456,082)	—
Distributions from earnings: Institutional Class	(10,982,583)	(77,998,447)	—
Total distributions	(133,948,555)	(436,454,529)	(252,586)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(165,219,492)	(37,112,458)	249,293
Net increase (decrease) in net assets	(243,699,409)	(188,039,334)	175,364
NET ASSETS:
Beginning of year	687,898,406	1,465,981,658	2,083,801
End of year	$444,198,997	$1,277,942,324	$2,259,165
See Notes to Financial Statements.
12

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2026 — (Unaudited)
	Disciplined U.S. Small Cap Equity Portfolio	Disciplined International Equity Portfolio	Energy Resilience Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$12,354	$959,041	$111,411
Net realized gain (loss) on:
Investment transactions	328,546	3,982,898	4,522,901
Foreign currency transactions	—	(52,930)	—
Net change in unrealized gain (loss) on:
Investments	151,646	6,253,955	(2,345,306)
Foreign currency translations	—	16,041	—
Net increase in net assets resulting from operations	492,546	11,159,005	2,289,006
Distributions:
Distributions from earnings: Advisor Class	(7,851)	(471,537)	(1,551,725)
Distributions from earnings: Institutional Class	(64,553)	(2,216,412)	—
Total distributions	(72,404)	(2,687,949)	(1,551,725)
Net increase (decrease) in net assets from capital share transactions (See note 5)	477,647	47,724,916	(8,052,026)
Net increase (decrease) in net assets	897,789	56,195,972	(7,314,745)
NET ASSETS:
Beginning of period	2,285,746	45,774,968	21,372,446
End of period	$3,183,535	$101,970,940	$14,057,701

For the Year Ended October 31, 2025
	Disciplined U.S. Small Cap Equity Portfolio	Disciplined International Equity Portfolio	Energy Resilience Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$9,098	$515,853	$143,888
Net realized gain (loss) on:
Investment transactions	67,412	2,282,894	1,543,481
Foreign currency transactions	—	(15,515)	—
Net change in unrealized gain on:
Investments	46,162	6,200,341	197,012
Foreign currency translations	—	2,399	—
Net increase in net assets resulting from operations	122,672	8,985,972	1,884,381
Distributions:
Distributions from earnings	—	—	(2,830,114)
Distributions from earnings: Advisor Class	(214,695)	(1,678,735)	—
Distributions from earnings: Institutional Class	(8,013)	(368,064)	—
Total distributions	(222,708)	(2,046,799)	(2,830,114)
Net increase (decrease) in net assets from capital share transactions (See note 5)	170,247	13,006,257	(1,608,319)
Net increase (decrease) in net assets	70,211	19,945,430	(2,554,052)
NET ASSETS:
Beginning of year	2,215,535	25,829,538	23,926,498
End of year	$2,285,746	$45,774,968	$21,372,446
See Notes to Financial Statements.
13

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2026 — (Unaudited)
	SMID Core Equity Portfolio	Long/Short Equity Portfolio	Total Market Plus Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$6,771	$228,756	$36,753
Net realized gain (loss) on:
Investment transactions	(105,224)	5,888,857	6,995,318
Securities sold short	—	(579,833)	(268,535)
Net change in unrealized gain (loss) on:
Investments	162,425	(2,308,532)	(3,105,111)
Securities sold short	—	13,521	(334,493)
Net increase in net assets resulting from operations	63,972	3,242,769	3,323,932
Distributions:
Distributions from earnings: Advisor Class	(2,754,968)	(5,115,878)	(4,969,450)
Distributions from earnings: Institutional Class	—	(160,012)	—
Total distributions	(2,754,968)	(5,275,890)	(4,969,450)
Net increase (decrease) in net assets from capital share transactions (See note 5)	336,826	4,718,680	(5,127,757)
Net increase (decrease) in net assets	(2,354,170)	2,685,559	(6,773,275)
NET ASSETS:
Beginning of period	6,039,391	38,944,891	31,329,349
End of period	$3,685,221	$41,630,450	$24,556,074

For the Year Ended October 31, 2025
	SMID Core Equity Portfolio	Long/Short Equity Portfolio	Total Market Plus Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$123,182	$692,555	$6,562
Net realized gain (loss) on:
Investment transactions	6,217,235	6,057,804	6,388,725
Securities sold short	—	(1,066,309)	(773,128)
Net change in unrealized gain (loss) on:
Investments	(4,858,761)	(852,599)	(1,575,570)
Securities sold short	—	608,058	953,681
Net increase in net assets resulting from operations	1,481,656	5,439,509	5,000,270
Distributions:
Distributions from earnings	—	—	(4,596,677)
Distributions from earnings: Advisor Class	(2,813,943)	(3,673,900)	—
Distributions from earnings: Institutional Class	—	(895,141)	—
Total distributions	(2,813,943)	(4,569,041)	(4,596,677)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(15,485,048)	(8,044,742)	(4,873,476)
Net increase (decrease) in net assets	(16,817,335)	(7,174,274)	(4,469,883)
NET ASSETS:
Beginning of year	22,856,726	46,119,165	35,799,232
End of year	$6,039,391	$38,944,891	$31,329,349
See Notes to Financial Statements.
14

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2026 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$106,835	$2,716,982	$98,957
Net realized gain on:
Investment transactions	34,189,804	31,718,591	762,743
Net change in unrealized gain (loss) on:
Investments	(32,297,774)	63,806,551	205,922
Net increase in net assets resulting from operations	1,998,865	98,242,124	1,067,622
Distributions:
Distributions from earnings	(26,701,188)	—	(1,806,317)
Distributions from earnings: Advisor Class	—	(27,810,009)	—
Distributions from earnings: Institutional Class	—	(47,066,996)	—
Total distributions	(26,701,188)	(74,877,005)	(1,806,317)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(15,138,045)	(99,731,205)	(624,732)
Net increase (decrease) in net assets	(39,840,368)	(76,366,086)	(1,363,427)
NET ASSETS:
Beginning of period	148,639,698	1,060,227,063	14,430,505
End of period	$108,799,330	$983,860,977	$13,067,078

For the Year Ended October 31, 2025
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$504,188	$6,659,621	$252,940
Net realized gain on:
Investment transactions	30,911,232	84,594,442	1,885,453
Net change in unrealized loss on:
Investments	(11,976,651)	(138,453,135)	(1,344,651)
Net increase (decrease) in net assets resulting from operations	19,438,769	(47,199,072)	793,742
Distributions:
Distributions from earnings	(18,507,812)	—	(1,520,187)
Distributions from earnings: Advisor Class	—	(19,965,950)	—
Distributions from earnings: Institutional Class	—	(33,162,910)	—
Total distributions	(18,507,812)	(53,128,860)	(1,520,187)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(32,024,506)	(114,002,144)	(3,534,836)
Net increase (decrease) in net assets	(31,093,549)	(214,330,076)	(4,261,281)
NET ASSETS:
Beginning of year	179,733,247	1,274,557,139	18,691,786
End of year	$148,639,698	$1,060,227,063	$14,430,505
See Notes to Financial Statements.
15

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Concluded)
For the Six Months Ended April 30, 2026 — (Unaudited)
	Secured Options Portfolio	Global Secured Options Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$98,639	$75,742
Net realized gain (loss) on:
Investment transactions	3,427	198,688
Purchased options	(40,860,921)	(1,226,745)
Written options	59,870,337	2,179,770
Net change in unrealized gain (loss) on:
Investments	1,791,200	701,723
Purchased options	5,137,759	680,632
Written options	(4,791,786)	(713,517)
Net increase in net assets resulting from operations	21,248,655	1,896,293
Distributions:
Distributions from earnings: Advisor Class	(2,367,278)	(759,716)
Distributions from earnings: Institutional Class	(25,852,994)	(103,913)
Total distributions	(28,220,272)	(863,629)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(63,004,756)	(190,396)
Net increase (decrease) in net assets	(69,976,373)	842,268
NET ASSETS:
Beginning of period	433,116,753	17,371,924
End of period	$363,140,380	$18,214,192

For the Year Ended October 31, 2025
	Secured Options Portfolio	Global Secured Options Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$2,158,195	$4,433
Net realized gain (loss) on:
Investment transactions	(659)	(109,892)
Purchased options	(15,639,422)	(312,996)
Options Written	56,061,307	1,392,878
Net change in unrealized gain (loss) on:
Investments	5,601,175	1,509,793
Purchased options	10,891,502	578,610
Options written	(11,783,647)	(452,234)
Net increase in net assets resulting from operations	47,288,451	2,610,592
Distributions:
Distributions from earnings: Advisor Class	(4,640,638)	(3,717,147)
Distributions from earnings: Institutional Class	(64,160,175)	(2,950)
Total distributions	(68,800,813)	(3,720,097)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(156,507,545)	(1,452,578)
Net increase (decrease) in net assets	(178,019,907)	(2,562,083)
NET ASSETS:
Beginning of year	611,136,660	19,934,007
End of year	$433,116,753	$17,371,924
See Notes to Financial Statements.
16

The Glenmede Fund, Inc.

Statement Of Cash Flows
For the Six Months Ended April 30, 2026 — (Unaudited)
Long/Short Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities
Net increase in net assets resulting from operations	$3,242,769
Investments purchased	(13,555,680)
Investments sold	14,719,498
Purchases to cover securities sold short	(18,010,946)
Proceeds from securities sold short	21,237,953
(Purchase)/Sale of short term investments, net	(1,398,147)
Decrease in Interest receivable	45,401
Decrease in Receivable from Advisor	1,819
Increase in Securities lending income receivable	(28)
Decrease in Dividends receivable	9,578
Increase in Prepaid expenses	(19,498)
Increase in Obligation to return securities lending collateral	1,081,468
Decrease in Line of credit interest payable	(911)
Decrease in Dividend payable on securities sold short	(3,917)
Decrease in Payable for Management fees	(32,564)
Increase in Payable for Directors’ fees	32
Increase in Payable for Shareholder Servicing fees	242
Increase in Accrued expenses	7,797
Net realized gain on investments	(5,888,857)
Net realized loss on securities sold short	579,833
Net change in unrealized loss on investments	2,308,532
Net change in unrealized gain on securities sold short	(13,521)
Net cash provided by (used in) operating activities	4,310,853
Cash flows from financing activities
Proceeds from shares sold	3,562,005
Payments on shares redeemed	(4,195,539)
Cash distributions paid	(248,758)
Net cash provided by (used in) financing activities	(882,292)
Net increase (decrease) in cash	3,428,561
Cash and restricted cash at beginning of year[1]	23,988,840
Cash and restricted cash at end of year[2]	$27,417,401

Supplemental disclosure of cash flow information
The Portfolio did not pay any interest expense on the line of credit during the period ended April 30, 2026.
Decrease in payable for fund shares redeemed of $2,656.
Increase in receivable for fund shares sold of $322,426.
Non-cash financing activities not included herein consist of a reinvestment of dividends of $5,027,132.
The Portfolio did not pay any prime broker fees during the period ended April 30, 2026.

[1]Includes due to custodian of $(6,643) and cash collateral on deposit at broker of $23,995,483.
[2]Includes due to custodian of $(3,102) and cash collateral on deposit at broker of $27,420,503.
See Notes to Financial Statements.
17

The Glenmede Fund, Inc.

Statement Of Cash Flows — (Concluded)
For the Six Months Ended April 30, 2026 — (Unaudited)
Total Market Plus Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities
Net increase in net assets resulting from operations	$3,323,932
Investments purchased	(9,343,648)
Investments sold	21,622,256
Purchases to cover securities sold short	(7,458,528)
Proceeds from securities sold short	5,326,031
(Purchase)/Sale of short term investments, net	(357,352)
Increase in Receivable from Advisor	(12,520)
Increase in Securities lending income receivable	(1)
Increase in Dividends receivable	(36,117)
Increase in Prepaid expenses	(28,866)
Increase in Obligation to return securities lending collateral	359,659
Decrease in Dividend payable on securities sold short	(260)
Decrease in Payable for Management fees	(10,935)
Increase in Payable for Directors’ fees	126
Decrease in Payable for Shareholder Servicing fees	(2,586)
Increase in Accrued expenses	4,724
Net realized gain on investments	(6,995,318)
Net realized loss on securities sold short	268,535
Net change in unrealized loss on investments	3,105,111
Net change in unrealized loss on securities sold short	334,493
Net cash provided by (used in) operating activities	10,098,736
Cash flows from financing activities
Proceeds from shares sold	7,448,527
Payments on shares redeemed	(17,506,847)
Cash distributions paid	(37,601)
Net cash provided by (used in) financing activities	(10,095,921)
Net increase (decrease) in cash	2,815
Cash and restricted cash at beginning of year	(3,597)
Cash and restricted cash at end of year	$(782)

Supplemental disclosure of cash flow information
The Portfolio did not pay any interest expense on the line of credit during the period ended April 30, 2026.
Increase in payable for fund shares redeemed of $1,286.
Cash paid for short position flex fees was $33,737.
Non-cash financing activities not included herein consist of a reinvestment of dividends of $4,931,849.
The Portfolio did not pay any prime broker fees during the period ended April 30, 2026.
See Notes to Financial Statements.
18

The Glenmede Fund, Inc.

Financial Highlights
For a share outstanding throughout each year
	Disciplined U.S. Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2026[1]	For The Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.30	$24.85	$21.29	$25.15	$32.97	$24.99
Income from investment operations:
Net investment income[2]	0.06	0.15	0.22	0.23	0.26	0.23
Net realized and unrealized gain (loss) on investments	2.99	2.51	5.20	0.78	(4.01)	10.15
Total from investment operations	3.05	2.66	5.42	1.01	(3.75)	10.38
Distributions to shareholders from:
Net investment income	(0.07)	(0.16)	(0.22)	(0.26)	(0.27)	(0.24)
Net realized capital gains	(3.40)	(5.05)	(1.64)	(4.61)	(3.80)	(2.16)
Total distributions	(3.47)	(5.21)	(1.86)	(4.87)	(4.07)	(2.40)
Net asset value, end of period	$21.88	$22.30	$24.85	$21.29	$25.15	$32.97
Total return	15.40%[3]	12.19%	26.51%	4.42%	(12.89)%	43.77%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$362,149	$403,169	$633,850	$712,481	$924,570	$1,255,795
Ratio of operating expenses to average net assets[4]	0.89%[5]	0.86%	0.86%	0.86%	0.84%	0.85%
Ratio of net investment income to average net assets	0.57%[5]	0.70%	0.92%	1.04%	0.96%	0.75%
Portfolio turnover rate[6]	29%[3]	44%	61%	78%	66%	41%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	The ratio of operating expenses excluding interest expense was 0.89% for the period ended April 30, 2026 and 0.86%, 0.86%, 0.86%, 0.84% and 0.85% for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
19

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Disciplined U.S. Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2026[1]	For The Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.30	$24.85	$21.29	$25.15	$32.98	$24.99
Income from investment operations:
Net investment income[2]	0.08	0.19	0.26	0.30	0.32	0.29
Net realized and unrealized gain (loss) on investments	2.98	2.52	5.21	0.75	(4.02)	10.16
Total from investment operations (loss)	3.06	2.71	5.47	1.05	(3.70)	10.45
Distributions to shareholders from:
Net investment income	(0.09)	(0.21)	(0.27)	(0.30)	(0.33)	(0.30)
Net realized capital gains	(3.40)	(5.05)	(1.64)	(4.61)	(3.80)	(2.16)
Total distributions	(3.49)	(5.26)	(1.91)	(4.91)	(4.13)	(2.46)
Net asset value, end of period	$21.87	$22.30	$24.85	$21.29	$25.15	$32.98
Total return	15.48%[3]	12.43%	26.77%	4.65%	(12.73)%	44.10%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$41,068	$41,030	$54,049	$45,052	$66,600	$165,106
Ratio of operating expenses to average net assets[4]	0.69%[5]	0.66%	0.66%	0.66%	0.64%	0.65%
Ratio of net investment income to average net assets	0.77%[5]	0.90%	1.11%	1.31%	1.14%	0.96%
Portfolio turnover rate[6]	29%[3]	44%	61%	78%	66%	41%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	The ratio of operating expenses excluding interest expense was 0.69% for the period ended April 30, 2026 and 0.66%, 0.66%, 0.66%, 0.64% and 0.65% for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
20

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Disciplined U.S. Growth Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2026[1]	For The Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$31.67	$35.42	$27.73	$27.95	$40.64	$32.02
Income from investment operations:
Net investment income (loss)[2]	(0.04)	(0.06)	(0.02)	0.08	0.09	0.05
Net realized and unrealized gain (loss) on investments	1.58	7.17	9.18	1.71	(5.65)	13.33
Total from investment operations	1.54	7.11	9.16	1.79	(5.56)	13.38
Distributions to shareholders from:
Net investment income	—	—	(0.00)[3]	(0.08)	(0.09)	(0.05)
Net realized capital gains	(4.19)	(10.86)	(1.47)	(1.93)	(7.04)	(4.71)
Total distributions	(4.19)	(10.86)	(1.47)	(2.01)	(7.13)	(4.76)
Net asset value, end of period	$29.02	$31.67	$35.42	$27.73	$27.95	$40.64
Total return	5.72%[4]	24.18%	33.85%	6.84%	(16.67)%	46.17%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$993,563	$1,061,329	$1,203,894	$1,080,175	$1,211,342	$1,751,370
Ratio of operating expenses to average net assets[5]	0.87%[6]	0.85%	0.86%	0.86%	0.84%	0.85%
Ratio of net investment income (loss) to average net assets	(0.26)%[6]	(0.21)%	(0.07)%	0.27%	0.28%	0.15%
Portfolio turnover rate[7]	30%[4]	41%	55%	78%	85%	49%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Not annualized.
[5]	The ratio of operating expenses excluding interest expense was 0.87% for the period ended April 30, 2026 and 0.85%, 0.86%, 0.86%, 0.84% and 0.85% for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
[6]	Annualized.
[7]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
21

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Disciplined U.S. Growth Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2026[1]	For The Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$31.81	$35.48	$27.73	$27.95	$40.64	$32.02
Income from investment operations:
Net investment income (loss)[2]	(0.01)	(0.00)[3]	0.05[4]	0.13	0.15	0.12
Net realized and unrealized gain (loss) on investments	1.59	7.19	9.19	1.72	(5.65)	13.34
Total from investment operations (loss)	1.58	7.19	9.24	1.85	(5.50)	13.46
Distributions to shareholders from:
Net investment income	—	—	(0.02)	(0.14)	(0.15)	(0.13)
Net realized capital gains	(4.19)	(10.86)	(1.47)	(1.93)	(7.04)	(4.71)
Total distributions	(4.19)	(10.86)	(1.49)	(2.07)	(7.19)	(4.84)
Net asset value, end of period	$29.20	$31.81	$35.48	$27.73	$27.95	$40.64
Total return	5.84%[5]	24.43%	34.14%	7.05%	(16.49)%	46.47%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$184,727	$216,613	$262,087	$847,561	$955,360	$581,255
Ratio of operating expenses to average net assets[6]	0.67%[7]	0.65%	0.66%	0.66%	0.64%	0.65%
Ratio of net investment income (loss) to average net assets	(0.06)%[7]	(0.01)%	0.16%	0.48%	0.49%	0.34%
Portfolio turnover rate[8]	30%[5]	41%	55%	78%	85%	49%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each Portfolio’s expense structure.
[5]	Not annualized.
[6]	The ratio of operating expenses excluding interest expense was 0.67% for the period ended April 30, 2026 and 0.65%, 0.66%, 0.66%, 0.64% and 0.65% for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
[7]	Annualized.
[8]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
22

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Disciplined U.S. Value Equity Portfolio
	For the Period Ended April 30, 2026[1]	For The Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.58	$14.19	$11.50	$12.37	$13.05	$9.03
Income from investment operations:
Net investment income[2]	0.12	0.21	0.24	0.23	0.21	0.18
Net realized and unrealized gain (loss) on investments	0.91	0.88	2.78	(0.39)	(0.67)	4.02
Total from investment operations	1.03	1.09	3.02	(0.16)	(0.46)	4.20
Distributions to shareholders from:
Net investment income	(0.11)	(0.21)	(0.25)	(0.22)	(0.22)	(0.18)
Net realized capital gains	—	(1.49)	(0.08)	(0.49)	—	—
Total distributions	(0.11)	(1.70)	(0.33)	(0.71)	(0.22)	(0.18)
Net asset value, end of period	$14.50	$13.58	$14.19	$11.50	$12.37	$13.05
Total return[3]	14.49%[4]	8.56%	26.50%	(1.46)%	(3.49)%	46.66%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$2,586	$2,259	$2,084	$1,640	$1,665	$2,487
Ratio of operating expenses before waiver/reimbursement to average net assets	3.05%[5]	3.48%	3.63%	2.85%	2.27%	2.45%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%[5]	0.85%	0.85%	0.85%	0.85%[6]	0.85%
Ratio of net investment income to average net assets	1.78%[5]	1.63%	1.81%	1.87%	1.66%	1.48%
Portfolio turnover rate	39%[4]	86%	72%	81%	76%	68%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.85% for the year ended October 31, 2022.

See Notes to Financial Statements.
23

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Disciplined U.S. Small Cap Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2026[1]	For The Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.67	$15.32	$11.46	$13.13	$15.05	$9.55
Income from investment operations:
Net investment income[2]	0.06	0.04	0.08	0.11	0.14	0.07
Net realized and unrealized gain (loss) on investments	3.04	0.82	3.86	(0.67)	(0.57)	5.50
Total from investment operations	3.10	0.86	3.94	(0.56)	(0.43)	5.57
Distributions to shareholders from:
Net investment income	(0.03)	(0.05)	(0.08)	(0.11)	(0.15)	(0.07)
Net realized capital gains	(0.42)	(1.46)	—	(1.00)	(1.34)	—
Total distributions	(0.45)	(1.51)	(0.08)	(1.11)	(1.49)	(0.07)
Net asset value, end of period	$17.32	$14.67	$15.32	$11.46	$13.13	$15.05
Total return[3]	21.36%[4]	5.54%	34.45%	(4.52)%	(2.97)%	58.45%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$310	$258	$2,216	$1,450	$1,521	$1,556
Ratio of operating expenses before waiver/reimbursement to average net assets	3.53%[5]	3.77%	3.65%	3.06%	3.49%	3.45%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%[5]	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	0.77%[5]	0.25%	0.56%	0.91%	1.03%	0.53%
Portfolio turnover rate[6]	45%[4]	92%	85%	85%	94%	84%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
24

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Disciplined U.S. Small Cap Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2026[2]	For the Period May 12, 2025[1] through October 31, 2025
Net asset value, beginning of period	$14.66	$13.02
Income from investment operations:
Net investment income[3]	0.08	0.04
Net realized and unrealized gain on investments	3.03	1.66
Total from investment operations (loss)	3.11	1.70
Distributions to shareholders from:
Net investment income	(0.05)	(0.06)
Net realized capital gains	(0.42)	—
Total distributions	(0.47)	(0.06)
Net asset value, end of period	$17.30	$14.66
Total return[4]	21.51%[5]	13.05%[6]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$2,873	$2,028
Ratio of operating expenses before waiver/reimbursement to average net assets[7]	3.33%	5.38%[8]
Ratio of operating expenses after waiver/reimbursement to average net assets[7]	0.65%	0.65%[8]
Ratio of net investment income to average net assets[7]	1.00%	0.66%
Portfolio turnover rate[9]	45%[5]	92%

[1]	Shareholder activity commenced on May 12, 2025.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Not annualized.
[6]	Total return calculation is not annualized.
[7]	Annualized.
[8]	Audit fees and certain non-recurring registration fees were not annualized in the calculation of the expense ratios.
[9]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
25

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Disciplined International Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2026[1]	For The Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.11	$16.85	$13.84	$12.27	$15.54	$12.05
Income from investment operations:
Net investment income[2]	0.22	0.35	0.44	0.32	0.42	0.36
Net realized and unrealized gain (loss) on investments	2.85	4.15	3.10	1.54	(3.15)	3.48
Total from investment operations	3.07	4.50	3.54	1.86	(2.73)	3.84
Distributions to shareholders from:
Net investment income	(0.08)	(0.25)	(0.53)	(0.29)	(0.54)	(0.35)
Net realized capital gains	(0.72)	(0.99)	—	—	—	—
Total distributions	(0.80)	(1.24)	(0.53)	(0.29)	(0.54)	(0.35)
Net asset value, end of period	$22.38	$20.11	$16.85	$13.84	$12.27	$15.54
Total return[3]	15.60%[4]	28.62%	25.78%	15.09%	(17.89)%	31.96%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$13,795	$11,607	$25,830	$22,601	$22,939	$41,069
Ratio of operating expenses before waiver/reimbursement to average net assets	0.96%[5]	1.40%	1.37%	1.32%	1.27%	1.19%
Ratio of operating expenses after waiver/reimbursement to average net assets[6]	0.86%[5]	0.96%[7]	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	2.07%[5]	2.09%	2.70%	2.22%	2.93%	2.40%
Portfolio turnover rate[8]	39%[4]	76%	97%	84%	91%	79%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.85% for the period ended April 30, 2026 and 0.96%, 1.00%, 1.00%, 1.00% and 1.00% for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
[7]	On May 5, 2025, Glenmede Investment Management, the Portfolio’s Advisor, contractually agreed to lower the expense limitation for the Portfolio’s Advisor Shares from 1.00% to 0.85%.
[8]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
26

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Disciplined International Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2026[2]	For the Period May 12, 2025[1] through October 31, 2025
Net asset value, beginning of period	$20.08	$17.52
Income from investment operations:
Net investment income[3]	0.26	0.08
Net realized and unrealized gain on investments	2.84	2.68
Total from investment operations (loss)	3.10	2.76
Distributions to shareholders from:
Net investment income	(0.10)	(0.20)
Net realized capital gains	(0.72)	—
Total distributions	(0.82)	(0.20)
Net asset value, end of period	$22.36	$20.08
Total return[4]	15.73%[5]	15.84%[6]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$88,176	$34,168
Ratio of operating expenses before waiver/reimbursement to average net assets[7]	0.76%	0.92%[8]
Ratio of operating expenses after waiver/reimbursement to average net assets[7,9]	0.66%	0.65%[8]
Ratio of net investment income to average net assets[7]	2.45%	0.84%
Portfolio turnover rate[10]	39%[5]	76%

[1]	Shareholder activity commenced on May 12, 2025.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Not annualized.
[6]	Total return calculation is not annualized.
[7]	Annualized.
[8]	Audit fees and certain non-recurring registration fees were not annualized in the calculation of the expense ratios.
[9]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.65% for the period ended April 30, 2026 and 0.65% for the period ended October 31, 2025.
[10]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
27

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Energy Resilience Portfolio Advisor Shares
	For the Period Ended April 30, 2026[1]	For The Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.08	$17.66	$15.26	$16.10	$20.71	$14.26
Income from investment operations:
Net investment income[2]	0.13	0.10	0.15	0.16	0.18	0.14
Net realized and unrealized gain (loss) on investments	2.66	1.44	3.72	0.21	(2.86)	6.45
Total from investment operations	2.79	1.54	3.87	0.37	(2.68)	6.59
Distributions to shareholders from:
Net investment income	(0.10)	(0.11)	(0.16)	(0.15)	(0.17)	(0.14)
Net realized capital gains	(1.19)	(2.01)	(1.31)	(1.06)	(1.76)	—
Total distributions	(1.29)	(2.12)	(1.47)	(1.21)	(1.93)	(0.14)
Net asset value, end of period	$18.58	$17.08	$17.66	$15.26	$16.10	$20.71
Total return[3]	17.36%[4]	9.36%	26.43%	2.35%	(14.02)%	46.31%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$14,058	$21,372	$23,926	$21,753	$23,923	$32,861
Ratio of operating expenses before waiver/reimbursement to average net assets	1.65%[5]	1.28%	1.25%	1.05%	1.02%	1.05%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%[5]	0.85%	0.85%	0.85%[6]	0.85%[6]	0.85%
Ratio of net investment income to average net assets	1.48%[5]	0.65%	0.92%	0.98%	1.02%	0.74%
Portfolio turnover rate[7]	130%[4,8]	62%	71%	87%	101%	74%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.85% and 0.85% for the years ended October 31, 2023 and 2022, respectively.
[7]	Portfolio turnover is calculated at the fund level.
[8]	The Portfolio experienced a higher-than-normal portfolio turnover rate as a result of the Portfolio’s repositioning on November 4, 2025. Refer to Note 1 for further details.

See Notes to Financial Statements.
28

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	SMID Core Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2026[1]	For The Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.51	$17.19	$13.82	$13.70	$19.27	$13.52
Income from investment operations:
Net investment income[2]	0.01	0.11	0.15	0.15	0.19	0.18
Net realized and unrealized gain (loss) on investments	0.22	1.33	4.03	0.41	(2.33)	5.75
Total from investment operations	0.23	1.44	4.18	0.56	(2.14)	5.93
Distributions to shareholders from:
Net investment income	(0.02)	(0.11)	(0.16)	(0.16)	(0.19)	(0.18)
Net realized capital gains	(8.08)	(2.01)	(0.65)	(0.28)	(3.24)	—
Total distributions	(8.10)	(2.12)	(0.81)	(0.44)	(3.43)	(0.18)
Net asset value, end of period	$8.64	$16.51	$17.19	$13.82	$13.70	$19.27
Total return[3]	0.56%[4]	8.93%	31.05%	4.14%	(13.15)%	43.94%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$3,685	$6,039	$22,857	$19,515	$22,172	$27,887
Ratio of operating expenses before waiver/reimbursement to average net assets	2.39%[5]	1.69%	1.16%	1.06%	1.05%	1.04%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%[5]	0.85%[6]	0.85%[6]	0.85%	0.85%[6]	0.85%[6]
Ratio of net investment income to average net assets	0.30%[5]	0.69%	0.93%	1.04%	1.27%	1.01%
Portfolio turnover rate[7]	30%[4]	132%[8]	80%	83%	105%	81%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.85%, 0.85%, 0.85% and 0.85% for the years ended October 31, 2025, 2024, 2022 and 2021, respectively.
[7]	Portfolio turnover is calculated at the fund level.
[8]	The Portfolio experienced a higher-than-normal portfolio turnover rate as a result of the Portfolio’s repositioning on September 2, 2025.

See Notes to Financial Statements.
29

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Long/Short Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2026[1]	For The Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.34	$14.11	$14.52	$14.06	$12.93	$11.05
Income from investment operations:
Net investment income (loss)[2]	0.08	0.21	0.33	0.34	(0.03)	(0.10)
Net realized and unrealized gain on investments	1.05	1.44	0.78	0.42	1.16	1.98
Total from investment operations	1.13	1.65	1.11	0.76	1.13	1.88
Distributions to shareholders from:
Net investment income	(0.09)	(0.19)	(0.37)	(0.30)	—	—
Net realized capital gains	(1.93)	(1.23)	(1.15)	—	—	—
Total distributions	(2.02)	(1.42)	(1.52)	(0.30)	—	—
Net asset value, end of period	$13.45	$14.34	$14.11	$14.52	$14.06	$12.93
Total return[3]	8.54%[4]	12.47%	8.53%	5.46%	8.74%	17.01%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$40,312	$37,152	$37,233	$41,895	$48,370	$56,002
Ratio of operating expenses before waiver/reimbursement to average net assets	2.76%[5]	3.01%	2.99%	2.93%	2.76%	2.88%
Ratio of operating expenses after waiver/reimbursement to average net assets[6]	2.28%[5]	2.55%	2.52%	2.49%	2.36%	2.51%
Ratio of net investment income (loss) to average net assets	1.17%[5]	1.49%	2.39%	2.38%	(0.25)%	(0.78)%
Portfolio turnover rate[7,8]	50%[4]	109%	99%	99%	118%	115%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expenses and dividends on securities sold short was 1.25%, 1.25%, 1.25% and 1.25% for the years ended October 31, 2025, 2024, 2023 and 2022, respectively; the ratio of operating expenses after waiver/reimbursement excluding interest expenses, dividends on securities sold short and flex fees was 1.25% for the year ended October 31, 2021; and the ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short was 1.25% for the period ended April 30, 2026 and 1.25% for the year ended October 31, 2025.
[7]	Portfolio turnover is calculated at the fund level.
[8]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
30

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Long/Short Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2026[1]	For The Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.45	$14.21	$14.61	$14.13	$12.97	$11.07
Income from investment operations:
Net investment income (loss)[2]	0.09	0.23	0.36	0.37	0.00	(0.03)
Net realized and unrealized gain on investments	1.07	1.45	0.78	0.43	1.16	1.93
Total from investment operations (loss)	1.16	1.68	1.14	0.80	1.16	1.90
Distributions to shareholders from:
Net investment income	(0.10)	(0.21)	(0.39)	(0.32)	—	—
Net realized capital gains	(1.93)	(1.23)	(1.15)	—	—	—
Total distributions	(2.03)	(1.44)	(1.54)	(0.32)	—	—
Net asset value, end of period	$13.58	$14.45	$14.21	$14.61	$14.13	$12.97
Total return[3]	8.65%[4]	12.62%	8.74%	5.73%	8.94%	17.16%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,318	$1,793	$8,886	$8,464	$8,571	$7,255
Ratio of operating expenses before waiver/reimbursement to average net assets	2.54%[5]	2.81%	2.79%	2.73%	2.57%	3.88%
Ratio of operating expenses after waiver/reimbursement to average net assets[6]	2.05%[5]	2.34%	2.32%	2.29%	2.17%	3.52%
Ratio of net investment income (loss) to average net assets	1.36%[5]	1.66%	2.59%	2.59%	(0.01)%	(0.27)%
Portfolio turnover rate[7,8]	50%[4]	109%	99%	99%	118%	115%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expenses and dividends on securities sold short was 1.05%, 1.05%, 1.05% and 1.05% for the years ended October 31, 2025, 2024, 2023 and 2022, respectively; the ratio of operating expenses after waiver/reimbursement excluding interest expenses, dividends on securities sold short and flex fees was 1.05% for the year ended October 31, 2021; and the ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short was 1.05% for the period ended April 30, 2026 and 1.05% for the year ended October 31, 2025.
[7]	Portfolio turnover is calculated at the fund level.
[8]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
31

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Total Market Plus Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2026[1]	For The Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.66	$20.18	$17.10	$17.81	$22.90	$15.34
Income from investment operations:
Net investment income[2]	0.01	0.00[3]	0.03	0.09	0.07	0.03
Net realized and unrealized gain (loss) on investments	2.31	3.14	4.05	(0.71)	(1.57)	9.45
Total from investment operations	2.32	3.14	4.08	(0.62)	(1.50)	9.48
Distributions to shareholders from:
Net investment income	—	(0.06)	(0.04)	(0.09)	(0.08)	(0.03)
Net realized capital gains	(3.36)	(2.60)	(0.96)	—	(3.51)	(1.89)
Total distributions	(3.36)	(2.66)	(1.00)	(0.09)	(3.59)	(1.92)
Net asset value, end of period	$19.62	$20.66	$20.18	$17.10	$17.81	$22.90
Total return[4]	12.46%[5]	16.85%	24.63%	(3.50)%	(7.76)%	66.37%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$17,244	$31,329	$35,799	$35,860	$43,836	$35,961
Ratio of operating expenses before waiver/reimbursement to average net assets	2.43%[6]	2.51%	2.51%	2.42%	2.36%	2.23%
Ratio of operating expenses after waiver/reimbursement to average net assets[7]	1.91%[6,8]	2.04%	2.04%	2.01%	1.99%	1.83%
Ratio of net investment income to average net assets	0.08%[6]	0.02%	0.16%	0.49%	0.39%	0.15%
Portfolio turnover rate[9,10]	38%[5]	69%	70%	84%	95%	71%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Not annualized.
[6]	Annualized.
[7]	The ratio of operating expenses after waiver/reimbursement excluding interest expense, dividends on securities sold short and flex fees was 1.25%, 1.25%, 1.25% and 1.25% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively, and the ratio of operating expense after waiver/reimbursement excluding dividends on securities sold short and flex fees was 1.17% for the period ended April 30, 2026 and 1.25% for the year ended October 31, 2025, respectively.
[8]	On February 28, 2026, Glenmede Investment Management, the Portfolio’s Advisor, contractually agreed to lower the expense limitation for the Portfolio’s Advisor Shares from 1.25% to 0.90%.
[9]	Portfolio turnover is calculated at the fund level.
[10]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
32

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
Total Market Plus Equity Portfolio Institutional Shares
For the Period March 9, 2026[1] through April 30, For the Period Ended April 30, 2026[2]
Net asset value, beginning of period	$18.24
Income from investment operations:
Net investment income[3]	0.07
Net realized and unrealized gain on investments	1.33
Total from investment operations (loss)	1.40
Distributions to shareholders from:
Total distributions	—
Net asset value, end of period	$19.64
Total return[4,5]	7.68%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$7,312
Ratio of operating expenses before waiver/reimbursement to average net assets[6]	1.74%
Ratio of operating expenses after waiver/reimbursement to average net assets[6,7]	1.14%
Ratio of net investment income to average net assets[6]	2.61%
Portfolio turnover rate[5,8,9]	38%

[1]	Shareholder activity commenced on March 9, 2026.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Not annualized.
[6]	Annualized.
[7]	The ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short was 0.70% for the period ended April 30, 2026.
[8]	Portfolio turnover is calculated at the fund level.
[9]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.
See Notes to Financial Statements.
33

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Strategic Equity Portfolio
	For the Period Ended April 30, 2026[1]	For The Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$30.48	$29.78	$27.85	$27.45	$35.56	$26.43
Income from investment operations:
Net investment income[2]	0.02	0.09	0.11	0.14	0.12	0.12
Net realized and unrealized gain (loss) on investments	0.47	3.76	7.08	2.45	(4.56)	10.73
Total from investment operations	0.49	3.85	7.19	2.59	(4.44)	10.85
Distributions to shareholders from:
Net investment income	(0.02)	(0.10)	(0.11)	(0.15)	(0.12)	(0.13)
Net realized capital gains	(6.16)	(3.05)	(5.15)	(2.04)	(3.55)	(1.59)
Total distributions	(6.18)	(3.15)	(5.26)	(2.19)	(3.67)	(1.72)
Net asset value, end of period	$24.79	$30.48	$29.78	$27.85	$27.45	$35.56
Total return	1.53%[3]	13.86%	28.35%	9.98%	(13.95)%	42.57%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$108,799	$148,640	$179,733	$165,886	$191,646	$268,648
Ratio of operating expenses to average net assets	0.90%[4]	0.89%[5]	0.87%[5]	0.86%[5]	0.85%[5]	0.85%
Ratio of net investment income to average net assets	0.17%[4]	0.31%	0.37%	0.50%	0.39%	0.38%
Portfolio turnover rate	8%[3]	10%	4%	14%	20%	14%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of operating expenses excluding interest expense was 0.89%, 0.87%, 0.86% and 0.85% for the years ended October 31, 2025, 2024, 2023 and 2022, respectively.

See Notes to Financial Statements.
34

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Small Cap Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2026[1]	For The Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$31.13	$33.63	$28.40	$33.04	$37.06	$23.23
Income from investment operations:
Net investment income[2]	0.06	0.14	0.13	0.16	0.12	—
Net realized and unrealized gain (loss) on investments	2.92	(1.20)	7.69	(1.07)	(2.47)	13.87
Total from investment operations	2.98	(1.06)	7.82	(0.91)	(2.35)	13.87
Distributions to shareholders from:
Net investment income	(0.06)	(0.17)	(0.12)	(0.18)	(0.11)	(0.04)
Net realized capital gains	(2.30)	(1.27)	(2.47)	(3.55)	(1.56)	—
Total distributions	(2.36)	(1.44)	(2.59)	(3.73)	(1.67)	(0.04)
Net asset value, end of period	$31.75	$31.13	$33.63	$28.40	$33.04	$37.06
Total return	9.99%[3]	(3.52)%	28.32%	(3.04)%	(6.59)%	59.75%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$358,645	$379,638	$466,268	$412,521	$468,157	$530,401
Ratio of operating expenses to average net assets[4]	0.96%[5]	0.92%	0.94%	0.95%	0.93%	0.92%
Ratio of net investment income to average net assets	0.42%[5]	0.45%	0.41%	0.51%	0.35%	0.01%
Portfolio turnover rate[6]	17%[3]	27%	18%	20%	28%	41%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	The ratio of operating expenses excluding interest expense was 0.96% for the period ended April 30, 2026 and 0.92%, 0.94%, 0.95%, 0.93% and 0.92% for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
35

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Small Cap Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2026[1]	For The Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$33.66	$36.24	$30.42	$35.13	$39.29	$24.61
Income from investment operations:
Net investment income[2]	0.10	0.22	0.21	0.24	0.20	0.08
Net realized and unrealized gain (loss) on investments	3.17	(1.29)	8.26	(1.15)	(2.62)	14.68
Total from investment operations (loss)	3.27	(1.07)	8.47	(0.91)	(2.42)	14.76
Distributions to shareholders from:
Net investment income	(0.10)	(0.24)	(0.18)	(0.25)	(0.18)	(0.08)
Net realized capital gains	(2.30)	(1.27)	(2.47)	(3.55)	(1.56)	—
Total distributions	(2.40)	(1.51)	(2.65)	(3.80)	(1.74)	(0.08)
Net asset value, end of period	$34.53	$33.66	$36.24	$30.42	$35.13	$39.29
Total return	10.09%[3]	(3.31)%	28.58%	(2.87)%	(6.39)%	60.04%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$625,216	$680,589	$808,289	$540,040	$642,649	$944,442
Ratio of operating expenses to average net assets[4]	0.76%[5]	0.72%	0.74%	0.75%	0.73%	0.72%
Ratio of net investment income to average net assets	0.62%[5]	0.65%	0.61%	0.72%	0.54%	0.22%
Portfolio turnover rate[6]	17%[3]	27%	18%	20%	28%	41%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	The ratio of operating expenses excluding interest expense was 0.76% for the period ended April 30, 2026 and 0.72%, 0.74%, 0.75%, 0.73% and 0.72% for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
36

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Equity Income Portfolio
	For the Period Ended April 30, 2026[1]	For The Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.53	$16.10	$13.85	$14.58	$15.92	$11.88
Income from investment operations:
Net investment income[2]	0.11	0.25	0.27	0.25	0.23	0.22
Net realized and unrealized gain (loss) on investments	1.09	0.57	3.07	(0.31)	(0.63)	4.05
Total from investment operations	1.20	0.82	3.34	(0.06)	(0.40)	4.27
Distributions to shareholders from:
Net investment income	(0.12)	(0.26)	(0.27)	(0.25)	(0.23)	(0.23)
Net realized capital gains	(1.98)	(1.13)	(0.82)	(0.42)	(0.71)	—
Total distributions	(2.10)	(1.39)	(1.09)	(0.67)	(0.94)	(0.23)
Net asset value, end of period	$14.63	$15.53	$16.10	$13.85	$14.58	$15.92
Total return[3]	8.35%[4]	5.52%	25.04%	(0.60)%	(2.70)%	36.12%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$13,067	$14,431	$18,692	$18,499	$21,902	$22,296
Ratio of operating expenses before waiver/reimbursement to average net assets	1.26%[5]	1.23%	1.13%	1.00%	0.97%	1.10%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%[5]	0.85%	0.85%[6]	0.85%[6]	0.85%	0.85%
Ratio of net investment income to average net assets	1.50%[5]	1.64%	1.76%	1.74%	1.57%	1.53%
Portfolio turnover rate	6%[4]	15%	11%	21%	15%	27%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.85% and 0.85% for the years ended October 31, 2024 and 2023, respectively.

See Notes to Financial Statements.
37

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Advisor Shares
	For the Period Ended April 30, 2026[1]	For The Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.50	$14.88	$12.88	$11.58	$14.83	$11.67
Income from investment operations:
Net investment income (loss)[2]	(0.01)[3]	0.03	0.05	0.01	(0.07)	(0.11)
Net realized and unrealized gain (loss) on investments	0.81	1.26	1.99	1.29	(1.40)	3.27
Total from investment operations	0.80	1.29	2.04	1.30	(1.47)	3.16
Distributions to shareholders from:
Net investment income	(0.00)[4]	(0.04)	(0.04)	—	—	—
Net realized capital gains	(0.99)	(1.63)	—	—	(1.78)	—
Total distributions	(0.99)	(1.67)	(0.04)	—	(1.78)	—
Net asset value, end of period	$14.31	$14.50	$14.88	$12.88	$11.58	$14.83
Total return	5.84%[5]	9.36%	15.88%	11.23%	(11.29)%	27.08%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$34,787	$35,381	$42,777	$56,074	$70,447	$90,143
Ratio of operating expenses to average net assets[6]	0.89%[7]	0.87%[8]	0.86%[8]	0.86%[8]	0.85%	0.86%
Ratio of net investment income (loss) to average net assets[6]	(0.14)%[7]	0.21%	0.33%	0.08%	(0.55)%	(0.77)%
Portfolio turnover rate[9,10]	—%[5]	—%	—%	—%	—%	—%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each Portfolio’s expense structure.
[4]	Amount rounds to less than $0.01 per share.
[5]	Not annualized.
[6]	This ratio does not include the income or expenses for any exchange-traded funds held in the Portfolio.
[7]	Annualized.
[8]	The ratio of operating expenses excluding interest expense was 0.86%, 0.86% and 0.86% for the years ended October 31, 2025, 2024 and 2023, respectively.
[9]	Portfolio turnover is calculated at the fund level.
[10]	Trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
38

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Institutional Shares
	For the Period Ended April 30, 2026[1]	For The Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.77	$15.13	$13.08	$11.74	$14.99	$11.77
Income from investment operations:
Net investment income (loss)[2]	0.00[3]	0.06	0.08	0.04	(0.04)	(0.08)
Net realized and unrealized gain (loss) on investments	0.83	1.27	2.04	1.30	(1.43)	3.30
Total from investment operations (loss)	0.83	1.33	2.12	1.34	(1.47)	3.22
Distributions to shareholders from:
Net investment income	(0.01)	(0.06)	(0.07)	—	—	—
Net realized capital gains	(0.99)	(1.63)	—	—	(1.78)	—
Total distributions	(1.00)	(1.69)	(0.07)	—	(1.78)	—
Net asset value, end of period	$14.60	$14.77	$15.13	$13.08	$11.74	$14.99
Total return	5.96%[4]	9.49%	16.20%	11.41%	(11.16)%	27.36%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$328,353	$397,736	$568,359	$456,293	$431,137	$341,245
Ratio of operating expenses to average net assets[5]	0.69%[6]	0.67%[7]	0.66%[7]	0.66%[7]	0.65%	0.66%
Ratio of net investment income (loss) to average net assets[5]	0.07%[6]	0.41%	0.52%	0.29%	(0.32)%	(0.57)%
Portfolio turnover rate[8,9]	—%[4]	—%	—%	—%	—%	—%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Not annualized.
[5]	This ratio does not include the income or expenses for any exchange-traded funds held in the Portfolio.
[6]	Annualized.
[7]	The ratio of operating expenses excluding interest expense was 0.66%, 0.66% and 0.66% for the years ended October 31, 2025, 2024 and 2023, respectively.
[8]	Portfolio turnover is calculated at the fund level.
[9]	Trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
39

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Global Secured Options Portfolio Advisor Shares
	For the Period Ended April 30, 2026[1]	For The Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$5.56	$5.68	$4.79	$4.25	$5.64	$4.84
Income from investment operations:
Net investment income (loss)[2]	0.02	0.00[3]	0.03	0.02	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	0.60	0.94	0.99	0.52	(0.64)	1.07
Total from investment operations	0.62	0.94	1.02	0.54	(0.66)	1.02
Distributions to shareholders from:
Net investment income	(0.03)	(0.01)	(0.04)	(0.00)[3]	—	—
Net realized capital gains	(0.26)	(1.05)	(0.09)	—	(0.73)	(0.22)
Total distributions	(0.29)	(1.06)	(0.13)	(0.00)[3]	(0.73)	(0.22)
Net asset value, end of period	$5.89	$5.56	$5.68	$4.79	$4.25	$5.64
Total return[4]	11.50%[5]	19.81%	21.52%	12.74%	(13.35)%	21.59%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$15,995	$15,384	$19,934	$22,470	$20,062	$17,152
Ratio of operating expenses before waiver/reimbursement to average net assets[6]	1.37%[7]	1.56%	1.24%	1.15%	1.22%	1.30%
Ratio of operating expenses after waiver/reimbursement to average net assets[6]	0.85%[7]	0.96%[8,9]	1.01%[9]	1.00%[9]	1.00%[9]	1.00%
Ratio of net investment income (loss) to average net assets[6]	0.86%[7]	0.03%	0.63%	0.34%	(0.46)%	(0.96)%
Portfolio turnover rate[10]	13%[5]	69%	—%[11]	117%	152%	—%[11]

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Not annualized.
[6]	This ratio does not include the income or expenses for any exchange-traded funds held in the Portfolio.
[7]	Annualized.
[8]	On May 5, 2025, Glenmede Investment Management, the Portfolio’s Advisor, contractually agreed to lower the expense limitation for the Portfolio’s Advisor Shares from 1.00% to 0.85%.
[9]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.94%, 1.00%, 1.00% and 1.00% for the years ended October 31, 2025, 2024, 2023 and 2022, respectively.
[10]	Portfolio turnover is calculated at the fund level.
[11]	Trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
40

The Glenmede Fund, Inc.

Financial Highlights — (Concluded)
For a share outstanding throughout each year
	Global Secured Options Portfolio Institutional Shares
	For the Period Ended April 30, 2026[2]	For the Period May 12, 2025[1] through October 31, 2025
Net asset value, beginning of period	$5.56	$4.87
Income from investment operations:
Net investment income[3]	0.03	0.00[4]
Net realized and unrealized gain on investments	0.60	0.70
Total from investment operations (loss)	0.63	0.70
Distributions to shareholders from:
Net investment income	(0.03)	(0.01)
Net realized capital gains	(0.26)	—
Total distributions	(0.29)	(0.01)
Net asset value, end of period	$5.90	$5.56
Total return[5]	11.80%[6]	14.36%[7]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$2,219	$1,988
Ratio of operating expenses before waiver/reimbursement to average net assets[8,9]	1.17%	1.32%[10]
Ratio of operating expenses after waiver/reimbursement to average net assets[8,9]	0.65%	0.65%[10,11]
Ratio of net investment income to average net assets[8,9]	1.08%	0.03%
Portfolio turnover rate[12]	13%[6]	69%

[1]	Shareholder activity commenced on May 12, 2025.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Amount rounds to less than $0.01 per share.
[5]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[6]	Not annualized.
[7]	Total return calculation is not annualized.
[8]	This ratio does not include the income or expenses for any exchange-traded funds held in the Portfolio.
[9]	Annualized.
[10]	Audit fees and certain non-recurring registration fees were not annualized in the calculation of the expense ratios.
[11]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.65%, for the period ended October 31, 2025.
[12]	Portfolio turnover is calculated at the fund level.
See Notes to Financial Statements.
41

THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Aerospace & Defense — 1.7%
12,444	General Electric Co.	$3,607,889
13,824	Howmet Aerospace, Inc.	3,359,785
		6,967,674
	Air Freight & Logistics — 0.8%
7,780	FedEx Corp.	3,137,752
	Automobile Components — 0.9%
61,859	BorgWarner, Inc.	3,524,107
	Automobiles — 1.7%
91,251	General Motors Co.	7,016,289
	Banks — 3.1%
35,314	Bank of America Corp.	1,887,886
26,866	Citigroup, Inc.	3,438,311
258,674	Regions Financial Corp.	7,385,143
		12,711,340
	Beverages — 0.5%
73,674	Keurig Dr. Pepper, Inc.	2,166,016
	Biotechnology — 4.3%
5,778	Amgen, Inc.	2,000,633
24,277	Gilead Sciences, Inc.	3,176,403
51,196	Halozyme Therapeutics, Inc.[1]	3,259,137
39,920	Incyte Corp.[1]	3,803,178
3,934	Regeneron Pharmaceuticals, Inc.	2,781,574
4,246	United Therapeutics Corp.[1]	2,425,952
		17,446,877
	Broadline Retail — 2.0%
77,516	eBay, Inc.	8,021,356
	Capital Markets — 3.2%
24,109	CME Group, Inc.	6,939,052
21,018	Intercontinental Exchange, Inc.	3,322,736
28,594	Nasdaq, Inc.	2,628,075
		12,889,863
	Communications Equipment — 4.7%
55,900	Arista Networks, Inc.[1]	9,654,489
34,402	Cisco Systems, Inc.	3,147,783
19,200	F5, Inc.[1]	6,218,880
		19,021,152
	Consumer Staples Distribution & Retail — 0.5%
15,493	Target Corp.	2,010,217
	Diversified Telecommunication Services — 1.1%
159,288	Comcast Corp. Class A	4,307,147
	Electric Utilities — 1.5%
41,837	Edison International	2,907,253
71,777	Exelon Corp.	3,301,024
		6,208,277
	Electrical Equipment — 1.6%
27,055	AMETEK, Inc.	6,371,452
See Notes to Financial Statements.
42

THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 0.5%
8,834	TE Connectivity PLC	$1,869,804
	Energy Equipment & Services — 1.6%
93,580	Baker Hughes Co.	6,519,719
	Entertainment — 1.6%
19,873	Roku, Inc.[1]	2,316,397
39,400	Walt Disney Co.	4,087,750
		6,404,147
	Financial Services — 3.7%
23,240	Corpay, Inc.[1]	7,122,363
6,338	Mastercard, Inc. Class A	3,187,507
41,388	PayPal Holdings, Inc.	2,075,194
7,808	Visa, Inc. Class A	2,575,391
		14,960,455
	Food Products — 0.4%
80,610	Kraft Heinz Co.[2]	1,826,623
	Health Care Equipment & Supplies — 1.9%
39,918	Dexcom, Inc.[1]	2,377,117
53,693	GE HealthCare Technologies, Inc.	3,266,682
21,920	Globus Medical, Inc. Class A1	1,976,746
		7,620,545
	Health Care Providers & Services — 2.0%
9,809	Cencora, Inc.	3,021,270
12,953	Elevance Health, Inc.	4,875,768
		7,897,038
	Hotel & Resort REITs — 0.6%
110,873	Host Hotels & Resorts, Inc.	2,342,746
	Hotels, Restaurants & Leisure — 1.6%
21,742	Airbnb, Inc. Class A1	3,051,707
13,203	Expedia Group, Inc.	3,279,229
		6,330,936
	Household Durables — 0.5%
14,489	Toll Brothers, Inc.	2,059,466
	Household Products — 2.5%
39,336	Church & Dwight Co., Inc.	3,817,952
22,438	Colgate-Palmolive Co.	1,915,308
28,564	Procter & Gamble Co.	4,201,479
		9,934,739
	Insurance — 0.9%
5,753	Aon PLC Class A	1,792,922
11,643	Marsh & McLennan Cos., Inc.	1,952,648
		3,745,570
	Interactive Media & Services — 3.8%
23,643	Alphabet, Inc. Class A	9,097,826
59,383	Match Group, Inc.	2,222,112
6,609	Meta Platforms, Inc. Class A	4,044,113
		15,364,051
See Notes to Financial Statements.
43

THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — 4.2%
35,200	Amdocs Ltd.	$2,276,384
61,966	Cognizant Technology Solutions Corp. Class A	3,278,001
42,267	Okta, Inc.[1]	3,112,965
54,590	Twilio, Inc. Class A1	8,082,595
		16,749,945
	Machinery — 1.7%
7,414	Snap-on, Inc.	2,842,527
15,256	Westinghouse Air Brake Technologies Corp.	4,117,442
		6,959,969
	Media — 2.8%
104,428	Fox Corp. Class A	6,630,134
33,934	New York Times Co. Class A	2,681,804
80,130	News Corp. Class A	2,109,021
		11,420,959
	Metals & Mining — 2.2%
69,535	Freeport-McMoRan, Inc.	4,017,733
45,225	Newmont Corp.	5,024,045
		9,041,778
	Oil, Gas & Consumable Fuels — 2.3%
154,757	APA Corp.	6,303,253
54,996	Devon Energy Corp.	2,825,144
		9,128,397
	Passenger Airlines — 1.3%
74,616	Delta Air Lines, Inc.	5,073,142
	Pharmaceuticals — 1.9%
63,711	Bristol-Myers Squibb Co.	3,860,250
32,021	Zoetis, Inc.	3,681,454
		7,541,704
	Professional Services — 1.4%
80,312	SS&C Technologies Holdings, Inc.	5,565,622
	Real Estate Management & Development — 1.6%
44,298	CBRE Group, Inc. Class A1	6,322,654
	Retail REITs — 1.4%
28,525	Simon Property Group, Inc.	5,810,828
	Semiconductors & Semiconductor Equipment — 15.7%
21,054	Applied Materials, Inc.	8,305,593
38,050	Cirrus Logic, Inc.[1]	6,205,194
149,148	Intel Corp.[1]	14,091,503
33,913	Lam Research Corp.	8,744,806
41,309	Marvell Technology, Inc.	6,822,181
17,126	Micron Technology, Inc.	8,856,882
100,275	ON Semiconductor Corp.[1]	10,108,723
		63,134,882
	Software — 6.2%
84,805	Docusign, Inc.[1]	3,900,182
133,310	Dropbox, Inc. Class A1	3,238,100
70,616	Dynatrace, Inc.[1]	2,557,005
20,466	Salesforce, Inc.	3,612,863
See Notes to Financial Statements.
44

THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
326,970	UiPath, Inc. Class A1,2	$3,367,791
86,690	Zoom Communications, Inc.[1]	8,421,934
		25,097,875
	Specialized REITs — 0.7%
2,679	Equinix, Inc.	2,900,902
	Specialty Retail — 2.5%
25,175	Ross Stores, Inc.	5,734,613
28,031	TJX Cos., Inc.	4,393,859
		10,128,472
	Technology Hardware, Storage & Peripherals — 3.3%
59,980	Everpure, Inc. Class A1	4,285,571
308,125	Hewlett Packard Enterprise Co.	8,864,756
		13,150,327
	Tobacco — 1.0%
56,902	Altria Group, Inc.	4,133,930
	TOTAL COMMON STOCKS (Cost $253,499,850)	400,836,744
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$958,906	With Fixed Income Clearing Corp., dated 4/30/26, 1.06%, principal and interest in the amount of $958,934, due 5/1/26, (collateralized by a U.S. Treasury Note with a par value of $960,300, coupon rate of 4.375%, due 7/15/27, market value of $978,217)	958,906
	TOTAL REPURCHASE AGREEMENT (Cost $958,906)	958,906
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.3%
5,066,754	State Street Navigator Securities Lending Government Money Market Portfolio, 3.67%[3]	5,066,754
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,066,754)	5,066,754
TOTAL INVESTMENTS (Cost $259,525,510)	100.9%	$406,862,404
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.9)	(3,645,539)
NET ASSETS	100.0%	$403,216,865

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of April 30, 2026.
See Notes to Financial Statements.
45

THE GLENMEDE FUND, INC.

Disciplined U.S. Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Aerospace & Defense — 1.2%
48,655	General Electric Co.	$14,106,544
	Air Freight & Logistics — 0.7%
55,089	Expeditors International of Washington, Inc.	8,147,112
	Beverages — 1.5%
229,526	Monster Beverage Corp.[1]	17,689,569
	Biotechnology — 2.6%
326,271	Incyte Corp.[1]	31,083,838
	Broadline Retail — 0.8%
88,645	eBay, Inc.	9,172,985
	Building Products — 2.5%
59,616	Trane Technologies PLC	29,363,265
	Commercial Services & Supplies — 0.5%
61,880	Veralto Corp.	5,457,816
	Communications Equipment — 3.7%
249,441	Arista Networks, Inc.[1]	43,080,955
	Electronic Equipment, Instruments & Components — 5.0%
246,695	Amphenol Corp. Class A	36,330,773
67,101	Jabil, Inc.	22,645,916
		58,976,689
	Entertainment — 4.7%
131,698	Netflix, Inc.[1]	12,328,250
179,746	Roku, Inc.[1]	20,951,194
48,274	Spotify Technology SA1	21,556,754
		54,836,198
	Financial Services — 4.2%
19,281	Corpay, Inc.[1]	5,909,048
33,369	Mastercard, Inc. Class A	16,781,937
80,733	Visa, Inc. Class A	26,628,973
		49,319,958
	Health Care Equipment & Supplies — 1.2%
231,733	Dexcom, Inc.[1]	13,799,700
	Health Care Providers & Services — 0.6%
22,926	Cencora, Inc.	7,061,437
	Health Care Technology — 0.4%
32,223	Veeva Systems, Inc. Class A1	5,025,821
	Hotels, Restaurants & Leisure — 3.1%
29,825	Booking Holdings, Inc.	5,021,337
219,623	Carnival Corp.	5,822,206
102,426	Expedia Group, Inc.	25,439,546
		36,283,089
	Household Products — 0.9%
125,567	Colgate-Palmolive Co.	10,718,399
	Insurance — 0.7%
52,586	Marsh & McLennan Cos., Inc.	8,819,198
See Notes to Financial Statements.
46

THE GLENMEDE FUND, INC.

Disciplined U.S. Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Interactive Media & Services — 6.1%
108,642	Alphabet, Inc. Class A	$41,805,441
48,504	Meta Platforms, Inc. Class A	29,680,083
		71,485,524
	IT Services — 4.5%
223,536	Okta, Inc.[1]	16,463,426
248,977	Twilio, Inc. Class A1	36,863,535
		53,326,961
	Life Sciences Tools & Services — 1.0%
78,251	IQVIA Holdings, Inc.[1]	12,392,611
	Media — 0.6%
307,996	Trade Desk, Inc. Class A1	7,265,626
	Pharmaceuticals — 3.2%
349,571	Bristol-Myers Squibb Co.	21,180,507
107,089	Merck & Co., Inc.	11,691,977
46,331	Zoetis, Inc.	5,326,675
		38,199,159
	Professional Services — 1.6%
65,328	Automatic Data Processing, Inc.	13,845,616
56,065	Paychex, Inc.	5,193,301
		19,038,917
	Real Estate Management & Development — 0.5%
18,604	Jones Lang LaSalle, Inc.[1]	5,918,491
	Semiconductors & Semiconductor Equipment — 20.8%
90,171	Applied Materials, Inc.	35,571,558
18,698	KLA Corp.	32,728,044
147,907	Lam Research Corp.	38,139,299
290,321	Marvell Technology, Inc.	47,946,513
11,657	Monolithic Power Systems, Inc.	18,819,177
184,334	NVIDIA Corp.	36,787,537
101,407	Teradyne, Inc.	34,830,262
		244,822,390
	Software — 12.6%
46,159	Adobe, Inc.[1]	11,359,730
84,669	Autodesk, Inc.[1]	20,066,553
200,706	Docusign, Inc.[1]	9,230,469
274,322	Dynatrace, Inc.[1]	9,933,200
336,090	Fortinet, Inc.[1]	28,335,748
70,167	Microsoft Corp.	28,612,699
121,294	Salesforce, Inc.	21,412,030
220,169	ServiceNow, Inc.[1]	19,443,124
		148,393,553
	Specialized REITs — 0.8%
68,864	Lamar Advertising Co. Class A	9,492,214
	Specialty Retail — 6.5%
54,005	Ross Stores, Inc.	12,301,799
199,108	TJX Cos., Inc.	31,210,179
13,523	Ulta Beauty, Inc.[1]	7,268,342
142,177	Williams-Sonoma, Inc.	25,763,894
		76,544,214
See Notes to Financial Statements.
47

THE GLENMEDE FUND, INC.

Disciplined U.S. Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — 5.2%
86,647	Apple, Inc.	$23,511,664
93,573	Dell Technologies, Inc. Class C	19,552,078
259,522	Everpure, Inc. Class A1	18,542,847
		61,606,589
	Textiles, Apparel & Luxury Goods — 2.0%
163,741	Tapestry, Inc.	23,748,995
	TOTAL COMMON STOCKS (Cost $699,112,696)	1,175,177,817
Face Amount
REPURCHASE AGREEMENT* — 0.3%
$2,794,052	With Fixed Income Clearing Corp., dated 4/30/26, 1.06%, principal and interest in the amount of $2,794,134, due 5/1/26, (collateralized by a U.S. Treasury Note with a par value of $2,798,000, coupon rate of 4.375%, due 7/15/27, market value of $2,850,087)	2,794,052
	TOTAL REPURCHASE AGREEMENT (Cost $2,794,052)	2,794,052
TOTAL INVESTMENTS (Cost $701,906,748)	100.0%	$1,177,971,869
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	317,989
NET ASSETS	100.0%	$1,178,289,858

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
48

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.8%
	Aerospace & Defense — 1.8%
99	General Dynamics Corp.	$34,086
63	RTX Corp.	11,092
		45,178
	Air Freight & Logistics — 1.5%
96	FedEx Corp.	38,718
	Automobile Components — 1.0%
466	BorgWarner, Inc.	26,548
	Banks — 5.8%
209	Citizens Financial Group, Inc.	13,595
512	Columbia Banking System, Inc.	15,155
100	Popular, Inc.	15,033
923	Regions Financial Corp.	26,352
1,048	U.S. Bancorp	59,380
335	Zions Bancorp NA	21,246
		150,761
	Beverages — 0.5%
442	Keurig Dr. Pepper, Inc.	12,995
	Biotechnology — 1.9%
68	Regeneron Pharmaceuticals, Inc.	48,080
	Broadline Retail — 2.3%
572	eBay, Inc.	59,191
	Building Products — 2.4%
425	Johnson Controls International PLC	62,063
	Capital Markets — 4.1%
204	CME Group, Inc.	58,715
305	Intercontinental Exchange, Inc.	48,218
		106,933
	Chemicals — 2.2%
129	CF Industries Holdings, Inc.	16,022
283	Corteva, Inc.	22,926
401	DuPont de Nemours, Inc.	18,309
		57,257
	Communications Equipment — 2.2%
616	Cisco Systems, Inc.	56,364
	Consumer Finance — 1.6%
919	Ally Financial, Inc.	40,794
	Consumer Staples Distribution & Retail — 1.3%
267	Target Corp.	34,643
	Diversified Telecommunication Services — 1.4%
1,307	Comcast Corp. Class A	35,341
	Electric Utilities — 3.7%
463	Eversource Energy	32,734
1,101	Exelon Corp.	50,635
241	FirstEnergy Corp.	11,452
		94,821
See Notes to Financial Statements.
49

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electrical Equipment — 1.9%
117	AMETEK, Inc.	$27,553
156	Emerson Electric Co.	21,909
		49,462
	Energy Equipment & Services — 3.0%
1,029	TechnipFMC PLC	77,762
	Entertainment — 1.9%
461	Walt Disney Co.	47,829
	Financial Services — 3.4%
1,014	Corebridge Financial, Inc.	27,926
851	Fidelity National Information Services, Inc.	39,597
752	MGIC Investment Corp.	19,913
		87,436
	Food Products — 0.6%
734	Kraft Heinz Co.	16,632
	Health Care Equipment & Supplies — 0.4%
115	Medtronic PLC	9,312
	Health Care Providers & Services — 5.6%
91	Cardinal Health, Inc.	17,552
173	Cigna Group	50,270
571	CVS Health Corp.	47,559
75	Elevance Health, Inc.	28,231
		143,612
	Hotel & Resort REITs — 1.1%
1,345	Host Hotels & Resorts, Inc.	28,420
	Household Products — 3.3%
117	Clorox Co.	11,284
244	Kimberly-Clark Corp.	24,017
347	Procter & Gamble Co.	51,040
		86,341
	Industrial Conglomerates — 1.0%
121	Honeywell International, Inc.	25,934
	Insurance — 3.0%
109	Aflac, Inc.	12,390
177	Fidelity National Financial, Inc.	9,257
95	Hartford Insurance Group, Inc.	12,997
305	Old Republic International Corp.	12,185
391	Unum Group	31,428
		78,257
	IT Services — 1.1%
75	Accenture PLC Class A	13,403
114	Amdocs Ltd.	7,372
134	Cognizant Technology Solutions Corp. Class A	7,089
		27,864
	Machinery — 0.6%
200	Pentair PLC	16,142
	Media — 4.1%
787	Fox Corp. Class A	49,967
See Notes to Financial Statements.
50

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Media — (Continued)
724	Omnicom Group, Inc.	$55,545
		105,512
	Metals & Mining — 2.1%
482	Newmont Corp.	53,545
	Oil, Gas & Consumable Fuels — 4.5%
1,240	APA Corp.	50,505
467	Devon Energy Corp.	23,990
170	Exxon Mobil Corp.	26,236
262	Ovintiv, Inc.	16,126
		116,857
	Passenger Airlines — 1.6%
622	Delta Air Lines, Inc.	42,290
	Pharmaceuticals — 5.9%
1,036	Bristol-Myers Squibb Co.	62,771
170	Jazz Pharmaceuticals PLC[1]	34,514
130	Merck & Co., Inc.	14,193
1,505	Pfizer, Inc.	40,184
		151,662
	Professional Services — 1.2%
187	Paychex, Inc.	17,322
205	SS&C Technologies Holdings, Inc.	14,206
		31,528
	Real Estate Management & Development — 1.2%
225	CBRE Group, Inc. Class A1	32,114
	Retail REITs — 1.8%
741	Realty Income Corp.	47,602
	Semiconductors & Semiconductor Equipment — 5.5%
114	Cirrus Logic, Inc.[1]	18,591
990	Intel Corp.[1]	93,535
436	Skyworks Solutions, Inc.	30,594
		142,720
	Software — 2.5%
61	Salesforce, Inc.	10,768
558	Zoom Communications, Inc.[1]	54,210
		64,978
	Specialized REITs — 1.5%
1,350	VICI Properties, Inc.	39,420
	Specialty Retail — 1.4%
398	Best Buy Co., Inc.	24,075
437	Gap, Inc.	10,746
		34,821
	Technology Hardware, Storage & Peripherals — 2.5%
2,207	Hewlett Packard Enterprise Co.	63,495
	Textiles, Apparel & Luxury Goods — 1.4%
51	Ralph Lauren Corp.	18,291
131	Tapestry, Inc.	19,000
		37,291
See Notes to Financial Statements.
51

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Tobacco — 2.0%
711	Altria Group, Inc.	$51,654
	TOTAL COMMON STOCKS (Cost $1,941,113)	2,580,179
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$13,767	With Fixed Income Clearing Corp., dated 4/30/26, 1.06%, principal and interest in the amount of $13,767, due 5/1/26, (collateralized by a U.S. Treasury Note with a par value of $13,800, coupon rate of 4.375%, due 7/15/27, market value of $14,071)	13,767
	TOTAL REPURCHASE AGREEMENT (Cost $13,767)	13,767
TOTAL INVESTMENTS (Cost $1,954,880)	100.3%	$2,593,946
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(8,220)
NET ASSETS	100.0%	$2,585,726

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
52

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.8%
	Aerospace & Defense — 0.8%
228	AAR Corp.[1]	$25,164
	Air Freight & Logistics — 0.5%
1,995	Radiant Logistics, Inc.[1]	16,778
	Automobile Components — 0.9%
3,017	Dauch Corp.[1]	17,227
96	Visteon Corp.	10,724
		27,951
	Banks — 8.8%
481	BankUnited, Inc.	22,357
700	Central Pacific Financial Corp.	23,296
389	Enterprise Financial Services Corp.	22,492
794	Hanmi Financial Corp.	23,748
265	Mid Penn Bancorp, Inc.	8,737
493	Origin Bancorp, Inc.	23,082
920	Provident Financial Services, Inc.	20,865
276	Renasant Corp.	11,010
569	S&T Bancorp, Inc.	25,110
1,270	Shore Bancshares, Inc.	24,511
460	South Plains Financial, Inc.	18,897
402	Southside Bancshares, Inc.	13,278
520	Third Coast Bancshares, Inc.[1]	19,417
306	WSFS Financial Corp.	22,023
		278,823
	Biotechnology — 6.8%
620	Alkermes PLC[1]	20,900
1,035	CareDx, Inc.[1]	21,538
905	Catalyst Pharmaceuticals, Inc.[1]	25,458
1,137	Keros Therapeutics, Inc.[1]	12,643
7,490	MiMedx Group, Inc.[1]	25,166
4,929	Myriad Genetics, Inc.[1]	23,413
2,201	Prothena Corp. PLC[1]	24,343
3,251	Rocket Pharmaceuticals, Inc.[1,2]	11,314
918	Sarepta Therapeutics, Inc.[1,2]	19,168
3,340	Vir Biotechnology, Inc.[1]	34,118
		218,061
	Broadline Retail — 0.7%
1,480	Kohl’s Corp.[2]	20,972
	Building Products — 2.6%
544	Gibraltar Industries, Inc.[1]	21,232
1,600	Hayward Holdings, Inc.[1]	24,016
924	Resideo Technologies, Inc.[1]	38,226
		83,474
	Capital Markets — 0.9%
1,616	WisdomTree, Inc.[2]	27,472
	Chemicals — 0.8%
354	Minerals Technologies, Inc.	25,467
	Commercial Services & Supplies — 2.5%
5,370	ACCO Brands Corp.	17,238
571	HNI Corp.	20,864
683	Interface, Inc.	19,042
See Notes to Financial Statements.
53

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Commercial Services & Supplies — (Continued)
679	OPENLANE, Inc.[1]	$21,348
		78,492
	Communications Equipment — 0.8%
728	NetScout Systems, Inc.[1]	24,534
	Consumer Finance — 2.3%
1,789	EZCORP, Inc. Class A1	58,643
415	PROG Holdings, Inc.	14,870
		73,513
	Containers & Packaging — 0.8%
4,385	Ardagh Metal Packaging SA	16,882
1,060	O-I Glass, Inc.[1]	9,657
		26,539
	Diversified Consumer Services — 2.6%
282	Covista, Inc.[1]	32,492
413	Frontdoor, Inc.[1]	28,344
720	Laureate Education, Inc.[1]	21,669
		82,505
	Diversified REITs — 1.1%
1,236	Broadstone Net Lease, Inc.	24,473
291	Essential Properties Realty Trust, Inc.	9,146
		33,619
	Diversified Telecommunication Services — 0.8%
2,932	Liberty Latin America Ltd. Class C1	24,365
	Electrical Equipment — 2.4%
559	Allient, Inc.	42,585
166	EnerSys	35,401
		77,986
	Electronic Equipment, Instruments & Components — 4.4%
494	Benchmark Electronics, Inc.	40,533
130	Insight Enterprises, Inc.[1]	9,477
281	Itron, Inc.[1]	23,548
475	Napco Security Technologies, Inc.	22,206
62	Plexus Corp.[1]	15,536
125	Sanmina Corp.[1]	27,227
		138,527
	Energy Equipment & Services — 1.8%
820	Oceaneering International, Inc.[1]	30,783
2,276	Oil States International, Inc.[1]	26,128
		56,911
	Entertainment — 0.8%
856	Cinemark Holdings, Inc.	25,269
	Financial Services — 2.3%
814	EVERTEC, Inc.	24,037
2,158	Pagseguro Digital Ltd. Class A	21,623
1,455	StoneCo Ltd. Class A	15,976
1,318	Western Union Co.[2]	11,981
		73,617
See Notes to Financial Statements.
54

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Food Products — 0.5%
1,102	Dole PLC	$16,728
	Gas Utilities — 0.7%
420	Northwest Natural Holding Co.	22,260
	Health Care Equipment & Supplies — 2.1%
527	Enovis Corp.[1]	12,353
654	Novocure Ltd.[1]	9,947
342	Omnicell, Inc.[1]	14,166
674	Orthofix Medical, Inc.[1,2]	7,926
1,906	Varex Imaging Corp.[1]	22,205
		66,597
	Health Care Providers & Services — 3.5%
812	AMN Healthcare Services, Inc.[1]	16,622
995	Castle Biosciences, Inc.[1]	24,367
1,149	Pediatrix Medical Group, Inc.[1]	25,864
1,367	Progyny, Inc.[1]	25,399
3,831	Strata Critical Medical, Inc.[1,2]	19,232
		111,484
	Health Care Technology — 0.8%
4,174	Teladoc Health, Inc.[1,2]	25,294
	Hotel & Resort REITs — 1.4%
2,171	DiamondRock Hospitality Co.	22,144
2,201	Sunstone Hotel Investors, Inc.	21,614
		43,758
	Household Durables — 1.0%
303	La-Z-Boy, Inc.	10,526
1,975	Leggett & Platt, Inc.	21,468
		31,994
	Household Products — 1.5%
656	Central Garden & Pet Co. Class A1	22,015
298	Spectrum Brands Holdings, Inc.	24,615
		46,630
	Industrial REITs — 0.2%
181	STAG Industrial, Inc.	6,983
	Insurance — 1.9%
1,173	Hamilton Insurance Group Ltd. Class B	38,439
72	HCI Group, Inc.	11,057
282	United Fire Group, Inc.	11,371
		60,867
	Interactive Media & Services — 1.2%
620	EverQuote, Inc. Class A1,2	8,940
1,706	QuinStreet, Inc.[1,2]	21,769
815	TripAdvisor, Inc.[1,2]	9,071
		39,780
	Leisure Equipment & Products — 0.9%
4,977	Peloton Interactive, Inc. Class A1	27,125
	Life Sciences Tools & Services — 1.6%
1,351	10X Genomics, Inc. Class A1	29,789
See Notes to Financial Statements.
55

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — (Continued)
891	Azenta, Inc.[1,2]	$21,892
		51,681
	Machinery — 6.2%
124	Alamo Group, Inc.	21,506
329	Astec Industries, Inc.	21,392
412	Atmus Filtration Technologies, Inc.	26,121
2,813	Hillman Solutions Corp.[1]	22,954
704	Kennametal, Inc.	27,252
1,872	Manitowoc Co., Inc.[1]	25,440
966	Mueller Water Products, Inc. Class A	26,942
406	Terex Corp.	25,253
		196,860
	Metals & Mining — 3.4%
420	Commercial Metals Co.	28,963
936	Compass Minerals International, Inc.[1]	25,001
1,783	Constellium SE1	55,772
		109,736
	Multi-Utilities — 0.9%
436	Avista Corp.	17,920
153	Black Hills Corp.	11,519
		29,439
	Office REITs — 0.8%
1,126	Postal Realty Trust, Inc. Class A	24,637
	Oil, Gas & Consumable Fuels — 4.2%
180	California Resources Corp.	12,287
635	Excelerate Energy, Inc. Class A2	22,162
2,057	Green Plains, Inc.[1]	35,751
550	Par Pacific Holdings, Inc.[1]	36,118
1,061	World Kinect Corp.	28,615
		134,933
	Personal Care Products — 0.9%
622	Herbalife Ltd.[1]	10,325
4,051	Niagen Bioscience, Inc.[1,2]	19,161
		29,486
	Pharmaceuticals — 3.1%
513	Collegium Pharmaceutical, Inc.[1]	17,303
781	Harmony Biosciences Holdings, Inc.[1]	24,414
1,325	Pacira BioSciences, Inc.[1]	33,774
1,840	Perrigo Co. PLC	21,786
		97,277
	Professional Services — 0.7%
255	Korn Ferry	16,942
577	Upwork, Inc.[1,2]	5,972
		22,914
	Real Estate Management & Development — 0.6%
1,399	Cushman & Wakefield Ltd.[1]	19,642
	Retail REITs — 0.8%
773	InvenTrust Properties Corp.	24,829
See Notes to Financial Statements.
56

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — 2.9%
672	ACM Research, Inc. Class A1	$34,736
597	Penguin Solutions, Inc.[1]	18,155
766	Photronics, Inc.[1]	37,901
		90,792
	Software — 6.1%
1,201	A10 Networks, Inc.	32,043
1,363	Five9, Inc.[1]	23,443
2,800	Freshworks, Inc. Class A1	22,848
692	LiveRamp Holdings, Inc.[1]	20,227
1,018	OneSpan, Inc.	11,788
3,720	PagerDuty, Inc.[1]	24,738
2,664	Sprinklr, Inc. Class A1	13,107
876	Teradata Corp.[1]	23,083
5,844	Yext, Inc.[1]	22,558
		193,835
	Specialized REITs — 1.2%
519	Outfront Media, Inc.	16,011
1,422	Safehold, Inc.	22,781
		38,792
	Specialty Retail — 1.3%
222	Abercrombie & Fitch Co. Class A1	18,948
1,317	American Eagle Outfitters, Inc.	22,942
		41,890
	Technology Hardware, Storage & Peripherals — 0.7%
300	Diebold Nixdorf, Inc.[1]	23,043
	Textiles, Apparel & Luxury Goods — 0.6%
633	G-III Apparel Group Ltd.	19,743
	Trading Companies & Distributors — 0.5%
2,802	Hudson Technologies, Inc.[1]	17,541
	Water Utilities — 1.2%
530	California Water Service Group	22,387
293	H2O America	16,464
		38,851
	TOTAL COMMON STOCKS (Cost $2,520,443)	3,145,460
RIGHTS* — 0.0%
	Biotechnology — 0.0%
1,505	Sage Therapeutics, Inc.[1,3]	271
	TOTAL RIGHTS (Cost $271)	271
See Notes to Financial Statements.
57

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2026 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.5%
$16,867	With Fixed Income Clearing Corp., dated 4/30/26, 1.06%, principal and interest in the amount of $16,867, due 5/1/26, (collateralized by a U.S. Treasury Note with a par value of $16,900, coupon rate of 4.375%, due 7/15/27, market value of $17,224)	$16,867
	TOTAL REPURCHASE AGREEMENT (Cost $16,867)	16,867
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.9%
187,934	State Street Navigator Securities Lending Government Money Market Portfolio, 3.67%[4]	187,934
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $187,934)	187,934
TOTAL INVESTMENTS (Cost $2,725,515)	105.2%	$3,350,532
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.2)	(166,997)
NET ASSETS	100.0%	$3,183,535

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 1 of the Notes to Financial Statements).
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of April 30, 2026.
See Notes to Financial Statements.
58

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.8%
	Japan — 20.8%
54,200	Aisin Corp.	$861,529
40,100	Asahi Group Holdings Ltd.	396,505
153,700	Asahi Kasei Corp.	1,507,007
17,400	Asics Corp.	492,586
99,800	Astellas Pharma, Inc.	1,422,846
15,200	Canon, Inc.	389,041
33,800	Daifuku Co. Ltd.[1]	1,463,792
34,500	Daiichi Sankyo Co. Ltd.	570,427
44,500	Fujitsu Ltd.	903,900
34,500	Japan Post Bank Co. Ltd.	592,574
30,900	KDDI Corp.	509,720
26,100	Komatsu Ltd.	1,093,147
6,700	Lasertec Corp.[1]	1,826,981
30,000	Obayashi Corp.	701,159
35,200	Ono Pharmaceutical Co. Ltd.	518,484
17,300	Otsuka Corp.	320,297
20,100	Recruit Holdings Co. Ltd.	937,628
35,100	Renesas Electronics Corp.	720,138
53,000	Sanrio Co. Ltd.[1]	309,763
76,700	SBI Holdings, Inc.	1,547,669
22,200	Sekisui Chemical Co. Ltd.	335,861
37,000	Sekisui House Ltd.	805,915
31,500	Shionogi & Co. Ltd.	637,827
67,700	Sony Group Corp.	1,346,173
90,100	Suzuki Motor Corp.	1,006,291
		21,217,260
	Canada — 13.0%
4,298	Agnico Eagle Mines Ltd.	808,214
4,000	Bank of Montreal	609,092
17,400	Bank of Nova Scotia	1,353,725
27,300	Barrick Mining Corp.	1,072,626
8,100	Canadian Imperial Bank of Commerce	903,830
32,900	Cenovus Energy, Inc.	962,525
7,900	CGI, Inc.	517,090
6,400	Imperial Oil Ltd.	857,322
10,700	Magna International, Inc.	680,984
30,600	Manulife Financial Corp.	1,203,185
10,100	Nutrien Ltd.	767,714
14,500	Rogers Communications, Inc. Class B	527,865
20,929	Suncor Energy, Inc.	1,434,145
14,300	Toronto-Dominion Bank	1,540,486
		13,238,803
	United Kingdom — 12.5%
10,900	Admiral Group PLC	501,031
118,700	Autotrader Group PLC[2]	801,144
11,200	British American Tobacco PLC	658,842
128,600	CK Hutchison Holdings Ltd.	1,068,041
52,800	GSK PLC	1,385,581
49,800	HSBC Holdings PLC	914,154
34,300	Imperial Brands PLC	1,307,331
248,500	Kingfisher PLC	968,451
61,118	NatWest Group PLC	486,689
2,700	Next PLC	475,602
41,500	Pearson PLC[1]	610,735
17,640	Reckitt Benckiser Group PLC	1,122,890
See Notes to Financial Statements.
59

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)
61,900	Smith & Nephew PLC	$957,700
917,100	Vodafone Group PLC	1,463,214
		12,721,405
	Germany — 8.4%
3,300	Allianz SE	1,506,614
24,000	Deutsche Bank AG	746,441
11,800	Deutsche Telekom AG	381,819
31,900	Fresenius Medical Care AG	1,445,536
10,700	GEA Group AG	732,762
1,800	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,079,101
5,800	SAP SE	990,443
8,000	Siemens Energy AG	1,695,501
		8,578,217
	Spain — 7.1%
1,900	Acciona SA1	551,686
10,381	ACS Actividades de Construccion y Servicios SA	1,493,716
64,800	Banco Bilbao Vizcaya Argentaria SA	1,430,548
66,500	Banco Santander SA	810,135
119,100	CaixaBank SA	1,515,233
45,900	Naturgy Energy Group SA	1,442,653
		7,243,971
	France — 6.9%
14,400	BNP Paribas SA	1,508,037
5,700	Capgemini SE	689,050
14,600	Carrefour SA	290,443
26,300	Credit Agricole SA	512,238
5,800	Eiffage SA	932,582
7,700	Ipsen SA	1,509,196
13,078	Orange SA	272,751
3,695	Publicis Groupe SA	344,242
6,500	Vinci SA	980,291
		7,038,830
	Hong Kong — 4.2%
204,700	CK Asset Holdings Ltd.	1,276,941
13,500	Hong Kong Exchanges & Clearing Ltd.	710,808
78,100	Sun Hung Kai Properties Ltd.	1,354,099
804,300	WH Group Ltd.[2]	977,585
		4,319,433
	Italy — 3.7%
17,600	Banca Mediolanum SpA	384,826
14,200	Coca-Cola HBC AG Class DI	827,009
49,900	Eni SpA	1,405,563
55,500	Italgas SpA	670,265
17,200	Ryanair Holdings PLC	452,588
		3,740,251
	United States — 3.6%
315	AP Moller - Maersk AS Class B	746,295
16,100	Sanofi SA	1,508,260
31,900	Shell PLC	1,443,747
		3,698,302
See Notes to Financial Statements.
60

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Australia — 3.1%
25,800	Brambles Ltd.	$420,346
55,600	Computershare Ltd.	1,208,082
70,300	QBE Insurance Group Ltd.	1,130,683
17,400	Woodside Energy Group Ltd.[1]	420,286
		3,179,397
	Netherlands — 3.1%
500	ASM International NV	487,417
1,010	ASML Holding NV	1,449,016
4,900	Euronext NV1,2	821,801
8,600	Koninklijke Ahold Delhaize NV	403,937
		3,162,171
	Switzerland — 2.7%
13,000	ABB Ltd.	1,305,075
9,500	Logitech International SA	933,039
680	Zurich Insurance Group AG	473,263
		2,711,377
	Finland — 1.8%
22,400	Metso OYJ	385,933
34,843	Wartsila OYJ Abp	1,461,942
		1,847,875
	Belgium — 1.7%
4,700	KBC Group NV	624,704
4,200	UCB SA3	1,139,661
		1,764,365
	Brazil — 1.3%
23,200	Yara International ASA	1,349,725
	Ireland — 1.1%
99,600	AIB Group PLC	1,145,342
	Sweden — 1.0%
19,400	Boliden AB	1,008,794
	Israel — 0.9%
77,000	Israel Discount Bank Ltd. Class A	857,312
	China — 0.7%
125,735	BOC Hong Kong Holdings Ltd.	717,889
	Luxembourg — 0.7%
11,900	ArcelorMittal SA	687,707
	Denmark — 0.5%
3,900	Carlsberg AS Class B	528,114
	TOTAL COMMON STOCKS (Cost $85,193,488)	100,756,540
See Notes to Financial Statements.
61

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2026 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT*—1.7%
$1,762,645	With Fixed Income Clearing Corp., dated 4/30/26, 1.06%, principal and interest in the amount of $1,762,696, due 5/1/26, (collateralized by a U.S. Treasury Note with a par value of $1,765,100, coupon rate of 4.375%, due 7/15/27, market value of $1,797,923)	$1,762,645
	TOTAL REPURCHASE AGREEMENT (Cost $1,762,645)	1,762,645
INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.5%
5,581,292	State Street Navigator Securities Lending Government Money Market Portfolio, 3.67%[4]	5,581,292
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,581,292)	5,581,292
TOTAL INVESTMENTS (Cost $92,537,425)	106.0%	$108,100,477
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.0)	(6,129,537)
NET ASSETS	100.0%	$101,970,940

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2026, these securities, which are not illiquid, amounted to $2,600,530 or 2.6% of net assets for the Fund.
[3]	Non income-producing security.
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of April 30, 2026.
See Notes to Financial Statements.
62

THE GLENMEDE FUND, INC.

Energy Resilience Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.3%
	Banks — 21.9%
4,863	Bank OZK	$234,202
4,234	Citizens Financial Group, Inc.	275,422
8,205	Columbia Banking System, Inc.	242,868
10,223	First Horizon Corp.	255,166
13,886	FNB Corp.	247,865
1,185	M&T Bank Corp.	259,076
2,538	Pinnacle Financial Partners, Inc.	251,110
1,903	Popular, Inc.	286,078
8,926	Regions Financial Corp.	254,837
4,526	U.S. Bancorp	256,443
3,799	Webster Financial Corp.	274,896
3,700	Zions Bancorp NA	234,654
		3,072,617
	Building Products — 1.7%
659	Carlisle Cos., Inc.	234,116
	Capital Markets — 1.0%
1,056	Bank of New York Mellon Corp.	141,895
	Chemicals — 5.3%
13,320	Dow, Inc.	539,327
4,557	DuPont de Nemours, Inc.	208,072
		747,399
	Commercial Services & Supplies — 1.5%
1,008	Republic Services, Inc.	210,894
	Communications Equipment — 5.3%
3,969	Cisco Systems, Inc.	363,164
1,178	F5, Inc.[1]	381,554
		744,718
	Containers & Packaging — 1.9%
27,440	Graphic Packaging Holding Co.	261,503
	Electric Utilities — 9.1%
3,500	Alliant Energy Corp.	257,005
1,932	American Electric Power Co., Inc.	264,897
3,838	Edison International	266,703
3,279	Eversource Energy	231,825
2,509	Pinnacle West Capital Corp.	260,233
		1,280,663
	Electrical Equipment — 1.9%
6,475	Sensata Technologies Holding PLC	269,619
	Electronic Equipment, Instruments & Components — 3.0%
4,664	Flex Ltd.[1]	426,989
	Financial Services — 3.0%
6,856	Corebridge Financial, Inc.	188,814
2,816	Voya Financial, Inc.	230,800
		419,614
	Independent Power & Renewable Electricity Producers — 3.5%
16,124	AES Corp.	232,992
6,500	Clearway Energy, Inc. Class C	262,340
		495,332
See Notes to Financial Statements.
63

THE GLENMEDE FUND, INC.

Energy Resilience Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Industrial REITs — 1.8%
1,742	Prologis, Inc.	$247,399
	IT Services — 5.5%
3,475	Akamai Technologies, Inc.[1]	357,856
3,616	Cognizant Technology Solutions Corp. Class A	191,286
20,039	DXC Technology Co.[1]	226,841
		775,983
	Machinery — 3.3%
2,233	Allison Transmission Holdings, Inc.	300,003
2,028	Pentair PLC	163,680
		463,683
	Metals & Mining — 3.2%
6,957	Alcoa Corp.	443,787
	Oil, Gas & Consumable Fuels — 4.5%
4,586	HF Sinclair Corp.	308,225
1,310	Valero Energy Corp.	330,880
		639,105
	Professional Services — 2.5%
4,618	Genpact Ltd.	160,475
4,969	KBR, Inc.	186,288
		346,763
	Real Estate Management & Development — 1.2%
2,812	Howard Hughes Holdings, Inc.[1]	175,103
	Residential REITs — 3.0%
1,170	AvalonBay Communities, Inc.	214,110
808	Essex Property Trust, Inc.	212,674
		426,784
	Semiconductors & Semiconductor Equipment — 8.5%
2,503	Cirrus Logic, Inc.[1]	408,189
8,400	Intel Corp.[1]	793,632
		1,201,821
	Software — 2.1%
11,067	Teradata Corp.[1]	291,616
	Specialized REITs — 1.5%
1,171	American Tower Corp.	213,953
	Technology Hardware, Storage & Peripherals — 3.1%
15,076	Hewlett Packard Enterprise Co.	433,737
	TOTAL COMMON STOCKS (Cost $11,223,021)	13,965,093
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$69,221	With Fixed Income Clearing Corp., dated 4/30/26, 1.06%, principal and interest in the amount of $69,223, due 5/1/26, (collateralized by a U.S. Treasury Note with a par value of $69,400, coupon rate of 4.375%, due 7/15/27, market value of $70,775)	69,221
	TOTAL REPURCHASE AGREEMENT (Cost $69,221)	69,221
See Notes to Financial Statements.
64

THE GLENMEDE FUND, INC.

Energy Resilience Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2026 - (Unaudited)
Face Amount		Value
TOTAL INVESTMENTS (Cost $11,292,242)	99.8%	$14,034,314
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	23,387
NET ASSETS	100.0%	$14,057,701

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
65

THE GLENMEDE FUND, INC.

SMID Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Banks — 4.6%
3,297	Truist Financial Corp.	$169,795
	Biotechnology — 4.3%
5,582	Catalyst Pharmaceuticals, Inc.[1]	157,022
	Building Products — 3.7%
1,118	Owens Corning	137,894
	Capital Markets — 3.5%
897	Virtus Investment Partners, Inc.	130,558
	Chemicals — 4.7%
2,416	Minerals Technologies, Inc.	173,807
	Construction & Engineering — 4.5%
187	EMCOR Group, Inc.	166,742
	Distributors — 4.0%
4,688	LKQ Corp.	148,047
	Financial Services — 3.8%
1,921	Euronet Worldwide, Inc.[1]	139,042
	Food Products — 3.5%
4,920	Smithfield Foods, Inc.	129,298
	Health Care Equipment & Supplies — 4.7%
1,933	Globus Medical, Inc. Class A1	174,318
	Health Care Providers & Services — 3.8%
1,870	Henry Schein, Inc.[1]	139,483
	Hotels, Restaurants & Leisure — 4.3%
4,041	MGM Resorts International[1]	157,357
	Insurance — 3.8%
460	RenaissanceRe Holdings Ltd.	141,206
	Interactive Media & Service — 3.9%
3,909	Cargurus, Inc.[1]	142,522
	IT Services — 3.2%
1,584	Okta, Inc.[1]	116,662
	Leisure Equipment & Products — 3.6%
3,348	YETI Holdings, Inc.[1]	132,112
	Multi-Utilities — 3.9%
1,911	Black Hills Corp.	143,879
	Oil, Gas & Consumable Fuels — 4.1%
5,670	World Kinect Corp.	152,920
	Professional Services — 6.6%
275	CACI International, Inc. Class A1	142,874
6,752	Verra Mobility Corp.[1]	100,132
		243,006
	Retail REITs — 4.5%
5,166	InvenTrust Properties Corp.	165,932
	Software — 10.8%
4,815	Braze, Inc. Class A1	106,074
3,429	Dynatrace, Inc.[1]	124,164
See Notes to Financial Statements.
66

THE GLENMEDE FUND, INC.

SMID Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
Software — (Continued)
1,712	Zoom Communications, Inc.[1]	$166,321
		396,559
Trading Companies & Distributors — 5.6%
591	WESCO International, Inc.	206,330
TOTAL COMMON STOCKS (Cost $3,550,354)		3,664,491
TOTAL INVESTMENTS (Cost $3,550,354)	99.4%	$3,664,491
OTHER ASSETS IN EXCESS OF LIABILITIES	0.6	20,730
NET ASSETS	100.0%	$3,685,221

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
67

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 95.6%
	Aerospace & Defense — 0.5%
700	General Electric Co.[1]	$202,951
	Automobile Components — 1.1%
7,360	Aptiv PLC[2]	443,514
	Automobiles — 1.0%
5,320	General Motors Co.	409,055
	Banks — 2.1%
4,680	Hancock Whitney Corp.	315,947
7,686	Old National Bancorp	184,233
12,380	Regions Financial Corp.	353,449
		853,629
	Beverages — 2.0%
1,900	Boston Beer Co., Inc. Class A2	450,376
4,820	Monster Beverage Corp.[2]	371,477
		821,853
	Biotechnology — 3.1%
25,720	Catalyst Pharmaceuticals, Inc.[2]	723,504
2,160	Incyte Corp.[2]	205,783
8,200	Moderna, Inc.[2]	376,708
		1,305,995
	Broadline Retail — 2.1%
8,320	eBay, Inc.	860,954
	Capital Markets — 4.0%
1,940	CME Group, Inc.[1]	558,371
2,780	Intercontinental Exchange, Inc.[1]	439,490
4,560	Nasdaq, Inc.[1]	419,109
2,820	SEI Investments Co.[1]	255,718
		1,672,688
	Chemicals — 0.6%
3,100	Corteva, Inc.	251,131
	Commercial Services & Supplies — 1.0%
12,800	Tetra Tech, Inc.	413,696
	Construction & Engineering — 2.3%
5,980	AECOM[1]	502,918
4,440	API Group Corp.[1,2]	202,997
260	EMCOR Group, Inc.[1]	231,834
		937,749
	Diversified Consumer Services — 1.2%
5,120	Stride, Inc.[2,3]	497,459
	Diversified Telecommunication Services — 1.0%
16,020	AT&T, Inc.	418,603
	Electric Utilities — 1.9%
8,180	Edison International	568,428
3,100	Eversource Energy	219,170
		787,598
	Electrical Equipment — 1.4%
2,790	EnerSys[1]	594,995
See Notes to Financial Statements.
68

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 4.3%
5,440	Amphenol Corp. Class A	$801,149
4,480	Sanmina Corp.[2]	975,833
		1,776,982
	Energy Equipment & Services — 2.8%
12,480	Baker Hughes Co.	869,482
23,800	Patterson-UTI Energy, Inc.	290,836
		1,160,318
	Entertainment — 0.5%
2,200	Walt Disney Co.	228,250
	Financial Services — 7.5%
700	Corpay, Inc.[1,2]	214,529
5,160	Global Payments, Inc.[1]	371,314
1,600	Jack Henry & Associates, Inc.[1]	246,000
820	Mastercard, Inc. Class A1	412,394
15,480	MGIC Investment Corp.[1]	409,910
7,340	PayPal Holdings, Inc.[1]	368,028
18,920	Radian Group, Inc.[1]	677,903
1,340	Visa, Inc. Class A1	441,986
		3,142,064
	Food Products — 0.7%
20,380	Dole PLC	309,368
	Health Care Equipment & Supplies — 1.8%
20,100	Envista Holdings Corp.[2]	521,394
3,300	Merit Medical Systems, Inc.[2]	224,994
		746,388
	Hotels, Restaurants & Leisure — 3.7%
2,200	Airbnb, Inc. Class A2	308,792
9,460	Aramark	432,227
1,680	Expedia Group, Inc.	417,262
6,820	Las Vegas Sands Corp.	372,440
		1,530,721
	Household Products — 1.5%
4,700	Colgate-Palmolive Co.	401,192
1,380	Procter & Gamble Co.	202,984
		604,176
	Industrial REITs — 1.0%
10,660	STAG Industrial, Inc.	411,263
	Insurance — 2.8%
1,260	Aon PLC Class A	392,679
2,360	Marsh & McLennan Cos., Inc.	395,796
1,400	Willis Towers Watson PLC	358,680
		1,147,155
	Interactive Media & Services — 2.0%
11,960	Match Group, Inc.	447,543
620	Meta Platforms, Inc. Class A	379,384
		826,927
	IT Services — 3.8%
2,180	Accenture PLC Class A	389,588
See Notes to Financial Statements.
69

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
8,800	Amdocs Ltd.	$569,096
7,580	Cognizant Technology Solutions Corp. Class A	400,982
1,580	Twilio, Inc. Class A2	233,935
		1,593,601
	Life Sciences Tools & Services — 0.5%
1,200	IQVIA Holdings, Inc.[2]	190,044
	Machinery — 4.4%
28,720	Gates Industrial Corp. PLC[1,2]	735,519
2,040	ITT, Inc.[1]	437,254
5,000	Mueller Industries, Inc.[1]	677,150
		1,849,923
	Media — 2.3%
9,400	Fox Corp. Class A	596,806
4,440	New York Times Co. Class A	350,893
		947,699
	Metals & Mining — 1.0%
6,160	Commercial Metals Co.	424,794
	Multi-Utilities — 1.6%
13,720	NiSource, Inc.	662,402
	Oil, Gas & Consumable Fuels — 1.0%
15,140	World Kinect Corp.	408,326
	Passenger Airlines — 1.4%
7,340	SkyWest, Inc.[2]	602,761
	Personal Care Products — 0.5%
2,240	Interparfums, Inc.[3]	204,333
	Pharmaceuticals — 1.2%
22,540	Elanco Animal Health, Inc.[2,3]	504,220
	Professional Services — 3.3%
16,420	Genpact Ltd.	570,595
3,880	Jacobs Solutions, Inc.	502,111
8,560	KBR, Inc.	320,914
		1,393,620
	Real Estate Management & Development — 1.9%
1,140	CBRE Group, Inc. Class A2	162,712
2,040	Jones Lang LaSalle, Inc.[2]	648,985
		811,697
	Retail REITs — 1.9%
13,840	Brixmor Property Group, Inc.	416,446
15,900	Kimco Realty Corp.	375,876
		792,322
	Semiconductors & Semiconductor Equipment — 6.1%
2,060	Applied Materials, Inc.	812,649
3,020	Lam Research Corp.	778,737
6,780	ON Semiconductor Corp.[2]	683,492
3,900	Skyworks Solutions, Inc.	273,663
		2,548,541
See Notes to Financial Statements.
70

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — 1.4%
1,000	Adobe, Inc.[2]	$246,100
10,180	BlackLine, Inc.[2,3]	318,125
		564,225
	Specialized REITs — 1.4%
19,340	VICI Properties, Inc.	564,728
	Specialty Retail — 2.2%
13,380	Gap, Inc.	329,014
2,600	TJX Cos., Inc.	407,550
2,740	Urban Outfitters, Inc.[2]	192,732
		929,296
	Technology Hardware, Storage & Peripherals — 0.8%
15,640	HP, Inc.	326,250
	Textiles, Apparel & Luxury Goods — 0.9%
1,080	Ralph Lauren Corp.	387,331
	Trading Companies & Distributors — 4.1%
10,807	Rush Enterprises, Inc. Class A1	800,042
2,638	WESCO International, Inc.[1]	920,979
		1,721,021
	TOTAL COMMON STOCKS (Cost $28,443,664)	39,782,616
Face Amount
REPURCHASE AGREEMENT* — 4.1%
$1,723,857	With Fixed Income Clearing Corp., dated 4/30/26, 1.06%, principal and interest in the amount of $1,723,908, due 5/1/26, (collateralized by a U.S. Treasury Note with a par value of $1,726,300, coupon rate of 4.375%, due 7/15/27, market value of $1,758,444)	1,723,857
	TOTAL REPURCHASE AGREEMENT (Cost $1,723,857)	1,723,857
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.6%
1,085,856	State Street Navigator Securities Lending Government Money Market Portfolio, 3.67%[4]	1,085,856
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,085,856)	1,085,856
TOTAL LONG INVESTMENTS (Cost $31,253,377)	102.3%	$42,592,329
COMMON STOCKS SOLD SHORT* — (65.9)%
	Aerospace & Defense — (4.1)%
(660)	Axon Enterprise, Inc.[2]	(265,162)
(3,020)	Boeing Co.[2]	(691,670)
(560)	Northrop Grumman Corp.	(324,509)
(380)	TransDigm Group, Inc.	(440,792)
		(1,722,133)
	Automobile Components — (1.0)%
(1,960)	Dorman Products, Inc.[2]	(220,520)
(28,800)	QuantumScape Corp.[2]	(209,952)
		(430,472)
See Notes to Financial Statements.
71

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Automobiles — (0.7)%
(800)	Tesla, Inc.[2]	$(305,304)
	Banks — (1.9)%
(14,980)	TFS Financial Corp.	(225,299)
(6,080)	Triumph Financial, Inc.[2]	(411,494)
(2,060)	Wells Fargo & Co.	(169,394)
		(806,187)
	Beverages — (0.5)%
(7,520)	Brown-Forman Corp. Class A	(197,626)
	Building Products — (2.7)%
(7,700)	Carrier Global Corp.	(517,209)
(840)	Lennox International, Inc.	(449,308)
(4,060)	Trex Co., Inc.[2]	(159,152)
		(1,125,669)
	Capital Markets — (4.1)%
(1,780)	Blackstone, Inc.	(223,532)
(2,340)	Coinbase Global, Inc. Class A2	(439,382)
(3,100)	KKR & Co., Inc.	(323,454)
(7,400)	StepStone Group, Inc. Class A	(391,460)
(7,800)	TPG, Inc.	(340,236)
		(1,718,064)
	Commercial Services & Supplies — (1.9)%
(4,320)	Casella Waste Systems, Inc. Class A2	(342,360)
(1,960)	Waste Management, Inc.	(455,798)
		(798,158)
	Construction & Engineering — (1.3)%
(760)	Quanta Services, Inc.	(553,105)
	Consumer Finance — (0.9)%
(2,030)	Capital One Financial Corp.	(388,339)
	Consumer Staples Distribution & Retail — (0.5)%
(2,960)	Weis Markets, Inc.	(207,733)
	Diversified Consumer Services — (1.1)%
(4,920)	Liberty Live Holdings, Inc. Class C2	(460,512)
	Diversified Telecommunication Services — (0.4)%
(8,080)	Cogent Communications Holdings, Inc.	(183,012)
	Electric Utilities — (1.9)%
(4,940)	MGE Energy, Inc.	(396,287)
(4,140)	NextEra Energy, Inc.	(405,223)
		(801,510)
	Electronic Equipment, Instruments & Components — (2.1)%
(1,460)	Coherent Corp.[2]	(466,777)
(3,000)	Novanta, Inc.[2]	(388,590)
		(855,367)
	Energy Equipment & Services — (0.6)%
(2,700)	Tidewater, Inc.[2]	(241,191)
	Entertainment — (0.5)%
(3,700)	ROBLOX Corp. Class A2	(204,462)
See Notes to Financial Statements.
72

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Financial Services — (3.5)%
(840)	Berkshire Hathaway, Inc. Class B2	$(397,824)
(2,540)	Federal Agricultural Mortgage Corp. Class C	(441,452)
(26,500)	Rocket Cos., Inc. Class A2	(387,430)
(63,860)	UWM Holdings Corp.	(226,064)
		(1,452,770)
	Food Products — (1.9)%
(5,280)	Freshpet, Inc.[2]	(355,766)
(1,140)	Hershey Co.	(211,744)
(3,560)	Mondelez International, Inc. Class A	(218,726)
		(786,236)
	Ground Transportation — (2.8)%
(980)	Saia, Inc.[2]	(439,844)
(2,720)	Union Pacific Corp.	(732,985)
		(1,172,829)
	Health Care Equipment & Supplies — (0.4)%
(2,640)	Boston Scientific Corp.[2]	(152,090)
	Health Care REITs — (0.4)%
(3,660)	Alexandria Real Estate Equities, Inc.	(148,267)
	Hotels, Restaurants & Leisure — (2.9)%
(9,520)	Papa John’s International, Inc.	(344,529)
(1,300)	Royal Caribbean Cruises Ltd.	(342,888)
(5,000)	Starbucks Corp.	(526,650)
		(1,214,067)
	Household Durables — (0.6)%
(4,740)	LGI Homes, Inc.[2]	(232,118)
	Independent Power & Renewable Electricity Producer — (0.9)%
(3,180)	Ormat Technologies, Inc.	(365,382)
	Insurance — (2.7)%
(14,480)	Baldwin Insurance Group, Inc.[2]	(328,986)
(5,500)	Goosehead Insurance, Inc. Class A2	(246,345)
(1,010)	Kinsale Capital Group, Inc.	(326,846)
(3,040)	W.R. Berkley Corp.	(203,163)
		(1,105,340)
	IT Services — (1.3)%
(1,820)	Cloudflare, Inc. Class A2	(373,045)
(1,100)	Snowflake, Inc.[2]	(150,117)
		(523,162)
	Life Sciences Tools & Services — (0.9)%
(7,120)	Bio-Techne Corp.	(393,878)
	Media — (1.7)%
(3,300)	EchoStar Corp. Class A2	(406,362)
(9,900)	News Corp. Class B	(301,752)
		(708,114)
	Mortgage REITs — (0.5)%
(11,380)	Starwood Property Trust, Inc.	(208,937)
	Office REITs — (0.7)%
(7,100)	SL Green Realty Corp.	(301,111)
See Notes to Financial Statements.
73

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Oil, Gas & Consumable Fuels — (1.7)%
(21,400)	SFL Corp. Ltd.	$(246,742)
(30,300)	Uranium Energy Corp.[2]	(451,167)
		(697,909)
	Paper & Forest Products — (0.9)%
(5,440)	Louisiana-Pacific Corp.	(392,714)
	Passenger Airlines — (0.5)%
(20,760)	Joby Aviation, Inc.[2]	(190,784)
	Pharmaceuticals — (1.0)%
(2,100)	Axsome Therapeutics, Inc.[2]	(436,275)
	Professional Services — (0.8)%
(1,100)	Equifax, Inc.	(191,334)
(840)	Verisk Analytics, Inc.	(154,972)
		(346,306)
	Real Estate Management & Development — (0.5)%
(30,300)	Compass, Inc. Class A2	(229,371)
	Residential REITs — (1.0)%
(1,100)	AvalonBay Communities, Inc.	(201,300)
(12,740)	Independence Realty Trust, Inc.	(207,789)
		(409,089)
	Retail REITs — (1.2)%
(22,500)	Macerich Co.	(488,925)
	Semiconductors & Semiconductor Equipment — (1.1)%
(4,460)	Semtech Corp.[2]	(468,523)
	Software — (0.9)%
(220)	Fair Isaac Corp.[2]	(225,500)
(9,640)	PAR Technology Corp.[2]	(129,562)
		(355,062)
	Specialized REITs — (1.4)%
(1,100)	American Tower Corp.	(200,981)
(1,200)	Public Storage	(362,940)
		(563,921)
	Specialty Retail — (2.4)%
(120)	AutoZone, Inc.[2]	(444,483)
(4,720)	Floor & Decor Holdings, Inc. Class A2	(228,448)
(2,480)	RH2	(327,261)
		(1,000,192)
	Textiles, Apparel & Luxury Goods — (0.6)%
(5,540)	Oxford Industries, Inc.	(237,334)
	Trading Companies & Distributors — (3.1)%
(450)	United Rentals, Inc.	(431,928)
(940)	Watsco, Inc.	(411,570)
(380)	WW Grainger, Inc.	(441,313)
		(1,284,811)
	Water Utilities — (0.9)%
(2,940)	American Water Works Co., Inc.	(377,555)
See Notes to Financial Statements.
74

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
Wireless Telecommunication Services — (0.5)%
(980)	T-Mobile U.S., Inc.	$(191,590)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(32,308,243))		(27,433,506)
TOTAL SHORT INVESTMENTS (Proceeds $(32,308,243))	(65.9)%	$(27,433,506)
NET INVESTMENTS (Net Proceeds $(1,054,866))	36.4%	$15,158,823
OTHER ASSETS IN EXCESS OF LIABILITIES	63.6	26,471,627
NET ASSETS	100.0%	$41,630,450

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $6,248,177.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of April 30, 2026.
See Notes to Financial Statements.
75

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 129.6%
	Automobiles — 2.5%
31,920	Ford Motor Co.[1]	$385,593
2,939	General Motors Co.[1]	225,980
		611,573
	Banks — 3.3%
2,860	Citizens Financial Group, Inc.[1]	186,043
9,702	First Hawaiian, Inc.	264,670
12,752	Regions Financial Corp.	364,070
		814,783
	Beverages — 1.5%
1,526	Boston Beer Co., Inc. Class A1,2	361,723
	Biotechnology — 6.4%
5,562	BioMarin Pharmaceutical, Inc.[2]	299,847
25,662	Catalyst Pharmaceuticals, Inc.[2]	721,872
5,792	Incyte Corp.[2]	551,804
		1,573,523
	Broadline Retail — 3.3%
6,614	eBay, Inc.[1]	684,417
6,147	Macy’s, Inc.	120,174
		804,591
	Capital Markets — 3.9%
1,565	CME Group, Inc.[1]	450,438
2,260	Intercontinental Exchange, Inc.[1]	357,283
1,580	Nasdaq, Inc.[1]	145,218
		952,939
	Chemicals — 2.4%
2,023	Corteva, Inc.[1]	163,883
6,844	DuPont de Nemours, Inc.	312,497
1,660	Minerals Technologies, Inc.	119,421
		595,801
	Communications Equipment — 5.4%
7,127	Cisco Systems, Inc.[1]	652,121
2,117	F5, Inc.[2]	685,696
		1,337,817
	Construction & Engineering — 1.0%
2,908	AECOM[1]	244,563
	Consumer Staples Distribution & Retail — 0.8%
2,513	Sysco Corp.[1]	187,746
	Containers & Packaging — 0.5%
1,327	Crown Holdings, Inc.[1]	130,457
	Diversified Telecommunication Services — 0.8%
7,540	AT&T, Inc.[1]	197,020
	Electric Utilities — 2.0%
2,596	Edison International[1]	180,396
4,267	Eversource Energy[1]	301,677
		482,073
	Electronic Equipment, Instruments & Components — 4.5%
1,896	Amphenol Corp. Class A1	279,224
See Notes to Financial Statements.
76

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — (Continued)
3,603	Flex Ltd.[2]	$329,854
2,340	Sanmina Corp.[2]	509,699
		1,118,777
	Energy Equipment & Services — 3.0%
10,636	Baker Hughes Co.[1]	741,010
	Entertainment — 1.3%
3,100	Walt Disney Co.[1]	321,625
	Financial Services — 6.3%
800	Corpay, Inc.[1,2]	245,176
601	Mastercard, Inc. Class A1	302,255
13,985	NMI Holdings, Inc.[2]	541,359
4,520	PayPal Holdings, Inc.[1]	226,633
20,748	StoneCo Ltd. Class A	227,813
		1,543,236
	Food Products — 1.4%
12,910	Smithfield Foods, Inc.[1]	339,275
	Health Care Equipment & Supplies — 3.8%
15,990	Envista Holdings Corp.[2]	414,781
3,966	GE HealthCare Technologies, Inc.[1]	241,291
4,056	Merit Medical Systems, Inc.[2]	276,538
		932,610
	Hotels, Restaurants & Leisure — 5.5%
1,800	Airbnb, Inc. Class A1,2	252,648
4,500	Aramark[1]	205,605
24,051	Brightstar Lottery PLC[3]	315,790
1,122	Expedia Group, Inc.[1]	278,671
5,467	Las Vegas Sands Corp.[1]	298,553
		1,351,267
	Household Products — 2.5%
4,267	Central Garden & Pet Co. Class A2	143,201
2,513	Church & Dwight Co., Inc.	243,912
2,720	Colgate-Palmolive Co.[1]	232,179
		619,292
	Industrial REITs — 1.1%
6,779	STAG Industrial, Inc.[1]	261,534
	Insurance — 3.0%
1,596	American International Group, Inc.[1]	119,381
611	Aon PLC Class A1	190,418
474	Travelers Cos., Inc.[1]	144,636
1,063	Willis Towers Watson PLC[1]	272,341
		726,776
	Interactive Media & Services — 5.8%
1,817	Alphabet, Inc. Class A1	699,182
9,718	Match Group, Inc.	363,647
363	Meta Platforms, Inc. Class A1	222,123
4,978	Yelp, Inc.[2]	137,393
		1,422,345
See Notes to Financial Statements.
77

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — 6.5%
1,604	Accenture PLC Class A1	$286,651
4,282	Akamai Technologies, Inc.[2]	440,960
6,005	Amdocs Ltd.	388,343
5,705	Cognizant Technology Solutions Corp. Class A1	301,795
2,307	Okta, Inc.[2]	169,911
		1,587,660
	Leisure Equipment & Products — 0.6%
1,628	Hasbro, Inc.[1]	156,028
	Machinery — 7.0%
16,023	Gates Industrial Corp. PLC[1,2]	410,349
2,133	ITT, Inc.[1]	457,187
3,871	Terex Corp.[1]	240,776
2,291	Westinghouse Air Brake Technologies Corp.[1]	618,318
		1,726,630
	Marine Transportation — 1.0%
15,107	Costamare, Inc.	251,078
	Media — 3.4%
3,980	Fox Corp. Class A	252,690
2,181	New York Times Co. Class A	172,365
5,357	Omnicom Group, Inc.	410,989
		836,044
	Oil, Gas & Consumable Fuels — 2.6%
15,486	APA Corp.[1]	630,745
	Pharmaceuticals — 1.9%
3,603	Bristol-Myers Squibb Co.[1]	218,306
10,619	Innoviva, Inc.[2]	244,131
		462,437
	Professional Services — 2.2%
11,931	Genpact Ltd.[1]	414,602
1,720	SS&C Technologies Holdings, Inc.[1]	119,196
		533,798
	Real Estate Management & Development — 2.9%
2,386	CBRE Group, Inc. Class A1,2	340,554
1,208	Jones Lang LaSalle, Inc.[2]	384,301
		724,855
	Retail REITs — 0.6%
4,741	Brixmor Property Group, Inc.[1]	142,657
	Semiconductors & Semiconductor Equipment — 14.7%
1,959	Applied Materials, Inc.	772,806
3,239	Cirrus Logic, Inc.[2]	528,216
425	KLA Corp.	743,899
2,798	Lam Research Corp.[1]	721,492
4,535	ON Semiconductor Corp.[2]	457,173
5,480	Skyworks Solutions, Inc.	384,532
		3,608,118
	Software — 5.4%
1,280	Adobe, Inc.[1,2]	315,008
14,269	Box, Inc. Class A2	345,310
See Notes to Financial Statements.
78

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
3,334	ServiceNow, Inc.[1,2]	$294,425
11,346	UiPath, Inc. Class A2,3	116,864
2,655	Zoom Communications, Inc.[1,2]	257,933
		1,329,540
	Specialized REITs — 0.8%
6,384	VICI Properties, Inc.[1]	186,413
	Specialty Retail — 3.7%
2,133	Five Below, Inc.[1,2]	502,663
11,395	Gap, Inc.	280,203
540	Ross Stores, Inc.[1]	123,006
		905,872
	Textiles, Apparel & Luxury Goods — 1.7%
691	Ralph Lauren Corp.[1]	247,820
1,201	Tapestry, Inc.[1]	174,193
		422,013
	Trading Companies & Distributors — 2.6%
1,865	WESCO International, Inc.[1]	651,109
	TOTAL COMMON STOCKS (Cost $22,658,110)	31,827,353
Face Amount
REPURCHASE AGREEMENT* — 0.3%
$62,100	With Fixed Income Clearing Corp., dated 4/30/26, 1.06%, principal and interest in the amount of $62,102, due 5/1/26, (collateralized by a U.S. Treasury Note with a par value of $62,200, coupon rate of 4.375%, due 7/15/27, market value of $63,370)	62,100
	TOTAL REPURCHASE AGREEMENT (Cost $62,100)	62,100
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.7%
427,659	State Street Navigator Securities Lending Government Money Market Portfolio, 3.67%[4]	427,659
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $427,659)	427,659
TOTAL LONG INVESTMENTS (Cost $23,147,869)	131.6%	$32,317,112
COMMON STOCKS SOLD SHORT* — (30.1)%
	Aerospace & Defense — (1.2)%
(126)	Axon Enterprise, Inc.[2]	(50,622)
(569)	FTAI Aviation Ltd.	(142,062)
(95)	TransDigm Group, Inc.	(110,198)
		(302,882)
	Automobile Components — (0.4)%
(880)	Dorman Products, Inc.[2]	(99,009)
	Banks — (0.4)%
(1,343)	Triumph Financial, Inc.[2]	(90,894)
See Notes to Financial Statements.
79

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Beverages — (0.3)%
(3,160)	Primo Brands Corp.	$(64,401)
	Building Products — (1.1)%
(822)	Builders FirstSource, Inc.[2]	(65,012)
(1,343)	Carrier Global Corp.	(90,209)
(158)	Lennox International, Inc.	(84,513)
(948)	Trex Co., Inc.[2]	(37,161)
		(276,895)
	Capital Markets — (2.2)%
(569)	ARES Management Corp. Class A	(66,800)
(672)	Blackstone, Inc.	(84,390)
(316)	Coinbase Global, Inc. Class A2	(59,335)
(553)	Houlihan Lokey, Inc.	(85,577)
(869)	KKR & Co., Inc.	(90,671)
(200)	S&P Global, Inc.	(86,246)
(1,722)	TPG, Inc.	(75,114)
		(548,133)
	Commercial Services & Supplies — (0.7)%
(758)	Casella Waste Systems, Inc. Class A2	(60,071)
(474)	Waste Management, Inc.	(110,229)
		(170,300)
	Consumer Finance — (0.2)%
(316)	Capital One Financial Corp.	(60,451)
	Containers & Packaging — (0.3)%
(2,576)	International Paper Co.	(78,362)
	Diversified Consumer Services — (0.4)%
(996)	Liberty Live Holdings, Inc. Class C2	(93,226)
	Diversified Telecommunication Services — (0.1)%
(1,675)	Cogent Communications Holdings, Inc.	(37,939)
	Electrical Equipment — (0.6)%
(600)	Generac Holdings, Inc.[2]	(155,538)
	Electronic Equipment, Instruments & Components — (0.5)%
(869)	Novanta, Inc.[2]	(112,562)
	Entertainment — (0.6)%
(420)	Madison Square Garden Sports Corp.[2]	(143,833)
	Financial Services — (1.4)%
(160)	Berkshire Hathaway, Inc. Class B2	(75,776)
(711)	Federal Agricultural Mortgage Corp. Class C	(123,572)
(6,100)	Rocket Cos., Inc. Class A2	(89,182)
(13,353)	UWM Holdings Corp.	(47,269)
		(335,799)
	Food Products — (0.6)%
(711)	Freshpet, Inc.[2]	(47,907)
(1,600)	Mondelez International, Inc. Class A	(98,304)
		(146,211)
	Ground Transportation — (1.2)%
(253)	Saia, Inc.[2]	(113,552)
(1,300)	Uber Technologies, Inc.[2]	(96,993)
See Notes to Financial Statements.
80

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Ground Transportation — (Continued)
(280)	Union Pacific Corp.	$(75,454)
		(285,999)
	Hotels, Restaurants & Leisure — (3.1)%
(822)	Cava Group, Inc.[2]	(76,783)
(2,765)	DraftKings, Inc. Class A2	(64,480)
(632)	Hyatt Hotels Corp. Class A	(105,904)
(237)	Marriott International, Inc. Class A	(85,721)
(4,109)	Norwegian Cruise Line Holdings Ltd.[2]	(74,702)
(1,485)	Papa John’s International, Inc.	(53,742)
(221)	Royal Caribbean Cruises Ltd.	(58,291)
(1,896)	Six Flags Entertainment Corp.[2]	(35,607)
(1,106)	Starbucks Corp.	(116,495)
(553)	Texas Roadhouse, Inc.	(89,027)
		(760,752)
	Household Durables — (1.0)%
(869)	Lennar Corp. Class B	(76,802)
(1,122)	LGI Homes, Inc.[2]	(54,945)
(240)	TopBuild Corp.[2]	(106,248)
		(237,995)
	Independent Power & Renewable Electricity Producer — (0.3)%
(637)	Ormat Technologies, Inc.	(73,191)
	Insurance — (1.4)%
(600)	Aflac, Inc.	(68,202)
(2,497)	Baldwin Insurance Group, Inc.[2]	(56,732)
(1,454)	Goosehead Insurance, Inc. Class A2	(65,124)
(221)	Kinsale Capital Group, Inc.	(71,518)
(1,300)	W.R. Berkley Corp.	(86,879)
		(348,455)
	IT Services — (1.8)%
(316)	Cloudflare, Inc. Class A2	(64,771)
(1,975)	DigitalOcean Holdings, Inc.[2]	(190,449)
(569)	Snowflake, Inc.[2]	(77,651)
(395)	VeriSign, Inc.	(106,121)
		(438,992)
	Life Sciences Tools & Services — (0.4)%
(1,637)	Bio-Techne Corp.	(90,559)
	Media — (0.4)%
(3,050)	News Corp. Class B	(92,964)
	Metals & Mining — (0.4)%
(569)	Alpha Metallurgical Resources, Inc.[2]	(106,090)
	Multi-Utilities — (0.5)%
(1,375)	Public Service Enterprise Group, Inc.	(112,282)
	Office REITs — (0.6)%
(5,673)	JBG SMITH Properties	(85,095)
(1,533)	SL Green Realty Corp.	(65,015)
		(150,110)
	Oil, Gas & Consumable Fuels — (1.5)%
(350)	Diamondback Energy, Inc.	(71,970)
See Notes to Financial Statements.
81

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)
(680)	DT Midstream, Inc.	$(100,633)
(6,800)	Uranium Energy Corp.[2]	(101,252)
(1,260)	Williams Cos., Inc.	(96,151)
		(370,006)
	Pharmaceuticals — (0.4)%
(520)	Axsome Therapeutics, Inc.[2]	(108,030)
	Residential REITs — (0.5)%
(569)	AvalonBay Communities, Inc.	(104,127)
(4,424)	Elme Communities	(9,600)
		(113,727)
	Retail REITs — (0.5)%
(5,641)	Macerich Co.	(122,579)
	Software — (1.5)%
(205)	Crowdstrike Holdings, Inc. Class A2	(91,379)
(47)	Fair Isaac Corp.[2]	(48,175)
(2,212)	PAR Technology Corp.[2]	(29,729)
(5,215)	Riot Platforms, Inc.[2]	(89,906)
(253)	Synopsys, Inc.[2]	(122,098)
		(381,287)
	Specialized REITs — (0.8)%
(316)	Public Storage	(95,574)
(4,109)	Weyerhaeuser Co.	(100,753)
		(196,327)
	Specialty Retail — (1.3)%
(32)	AutoZone, Inc.[2]	(118,529)
(221)	Carvana Co.[2]	(87,472)
(1,201)	Floor & Decor Holdings, Inc. Class A2	(58,128)
(458)	RH2	(60,438)
		(324,567)
	Textiles, Apparel & Luxury Goods — (0.6)%
(1,248)	Oxford Industries, Inc.	(53,464)
(14,538)	Under Armour, Inc. Class C2	(88,246)
		(141,710)
	Trading Companies & Distributors — (0.9)%
(126)	United Rentals, Inc.	(120,940)
(237)	Watsco, Inc.	(103,768)
		(224,708)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(8,295,152))	(7,396,765)
TOTAL SHORT INVESTMENTS (Proceeds $(8,295,152))	(30.1)%	$(7,396,765)
See Notes to Financial Statements.
82

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2026 - (Unaudited)
Shares		Value
NET INVESTMENTS (Net Cost $14,852,717)	101.5%	$24,920,347
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.5)	(364,273)
NET ASSETS	100.0%	$24,556,074

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $9,067,135.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of April 30, 2026.
See Notes to Financial Statements.
83

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Aerospace & Defense — 2.3%
14,048	RTX Corp.	$2,473,431
	Banks — 5.8%
11,875	JPMorgan Chase & Co.	3,719,606
11,578	PNC Financial Services Group, Inc.	2,581,894
		6,301,500
	Beverages — 1.3%
9,194	PepsiCo, Inc.	1,457,157
	Broadline Retail — 3.1%
12,518	Amazon.com, Inc.[1]	3,318,021
	Capital Markets — 3.3%
15,387	Charles Schwab Corp.	1,410,065
13,752	Intercontinental Exchange, Inc.	2,174,053
		3,584,118
	Chemicals — 1.4%
13,978	PPG Industries, Inc.	1,516,613
	Commercial Services & Supplies — 2.2%
73,514	Copart, Inc.[1]	2,434,049
	Communications Equipment — 3.5%
41,238	Cisco Systems, Inc.	3,773,277
	Construction Materials — 2.8%
4,974	Martin Marietta Materials, Inc.	3,079,254
	Electrical Equipment — 2.7%
12,616	AMETEK, Inc.	2,971,068
	Electronic Equipment, Instruments & Components — 4.8%
35,670	Amphenol Corp. Class A	5,253,121
	Entertainment — 1.4%
15,114	Walt Disney Co.	1,568,078
	Financial Services — 5.4%
16,893	Global Payments, Inc.	1,215,620
9,155	Mastercard, Inc. Class A	4,604,233
		5,819,853
	Ground Transportation — 4.7%
13,961	Old Dominion Freight Line, Inc.	2,965,735
7,849	Union Pacific Corp.	2,115,149
		5,080,884
	Health Care Equipment & Supplies — 2.4%
17,717	Abbott Laboratories	1,608,526
3,205	Stryker Corp.	1,009,992
		2,618,518
	Health Care Providers & Services — 2.0%
8,622	Labcorp Holdings, Inc.	2,214,130
	Hotels, Restaurants & Leisure — 6.0%
23,836	Booking Holdings, Inc.	4,013,029
15,528	Yum! Brands, Inc.	2,479,045
		6,492,074
See Notes to Financial Statements.
84

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — 1.9%
6,236	Chubb Ltd.	$2,039,172
	Interactive Media & Service — 8.3%
23,518	Alphabet, Inc. Class C	8,982,465
	IT Services — 2.1%
9,111	Accenture PLC Class A	1,628,227
4,655	Gartner, Inc.[1]	691,221
		2,319,448
	Life Sciences Tools & Services — 4.3%
16,511	IQVIA Holdings, Inc.[1]	2,614,847
4,261	Thermo Fisher Scientific, Inc.	2,040,849
		4,655,696
	Machinery — 2.9%
3,492	Parker-Hannifin Corp.	3,175,695
	Oil, Gas & Consumable Fuels — 2.7%
15,166	Chevron Corp.	2,931,739
	Pharmaceuticals — 2.0%
1,350	Eli Lilly & Co.	1,261,710
7,989	Zoetis, Inc.	918,495
		2,180,205
	Professional Services — 1.4%
8,577	Equifax, Inc.	1,491,883
	Semiconductors & Semiconductor Equipment — 2.8%
10,802	Texas Instruments, Inc.	3,036,226
	Software — 6.2%
6,179	Adobe, Inc.[1]	1,520,652
12,859	Microsoft Corp.	5,243,643
		6,764,295
	Specialty Retail — 5.2%
3,282	Home Depot, Inc.	1,079,121
9,397	Ross Stores, Inc.	2,140,543
4,567	Ulta Beauty, Inc.[1]	2,454,671
		5,674,335
	Technology Hardware, Storage & Peripherals — 4.7%
19,028	Apple, Inc.	5,163,248
	TOTAL COMMON STOCKS (Cost $45,555,249)	108,369,553
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$383,562	With Fixed Income Clearing Corp., dated 4/30/26, 1.06%, principal and interest in the amount of $383,574, due 5/1/26, (collateralized by a U.S. Treasury Note with a par value of $384,100, coupon rate of 4.375%, due 7/15/27, market value of $391,246)	383,562
	TOTAL REPURCHASE AGREEMENT (Cost $383,562)	383,562
See Notes to Financial Statements.
85

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2026 - (Unaudited)
Face Amount		Value
TOTAL INVESTMENTS (Cost $45,938,811)	100.0%	$108,753,115
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	46,215
NET ASSETS	100.0%	$108,799,330

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
86

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Automobile Components — 2.2%
85,080	LCI Industries[1]	$10,143,237
103,456	Visteon Corp.	11,557,070
		21,700,307
	Banks — 9.1%
290,780	Cathay General Bancorp	16,292,404
168,278	Enterprise Financial Services Corp.	9,729,834
273,098	First Merchants Corp.	11,044,083
940,038	FNB Corp.	16,779,678
227,232	Hancock Whitney Corp.	15,340,432
785,572	Northwest Bancshares, Inc.	10,864,461
513,986	OceanFirst Financial Corp.	9,801,713
		89,852,605
	Biotechnology — 3.3%
365,176	ACADIA Pharmaceuticals, Inc.[2]	8,198,201
336,889	Alkermes PLC[2]	11,356,528
461,292	Catalyst Pharmaceuticals, Inc.[2]	12,976,144
		32,530,873
	Building Products — 1.1%
678,546	Hayward Holdings, Inc.[2]	10,184,976
90,021	Janus International Group, Inc.[2]	468,109
		10,653,085
	Capital Markets — 4.9%
28,885	Evercore, Inc. Class A	9,280,462
254,928	Marex Group PLC	13,600,409
226,819	Stifel Financial Corp.	17,875,605
49,336	Virtus Investment Partners, Inc.	7,180,855
		47,937,331
	Chemicals — 2.0%
173,137	Ashland, Inc.	9,221,277
141,276	Minerals Technologies, Inc.	10,163,395
		19,384,672
	Commercial Services & Supplies — 1.2%
106,779	Brink’s Co.	11,398,658
	Communications Equipment — 1.4%
602,468	Extreme Networks, Inc.[2]	13,308,518
	Construction & Engineering — 4.5%
135,674	Arcosa, Inc.	17,158,691
40,946	Dycom Industries, Inc.[2]	16,955,738
469,056	WillScot Holdings Corp.[1]	10,619,428
		44,733,857
	Containers & Packaging — 1.6%
802,149	Graphic Packaging Holding Co.	7,644,480
210,601	Silgan Holdings, Inc.	8,539,871
		16,184,351
	Diversified Consumer Services — 1.7%
239,661	Frontdoor, Inc.[2]	16,447,935
	Electric Utilities — 1.1%
203,112	Portland General Electric Co.	10,547,606
See Notes to Financial Statements.
87

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electrical Equipment — 3.8%
110,335	EnerSys	$23,530,042
343,077	Sensata Technologies Holding PLC	14,285,726
		37,815,768
	Electronic Equipment, Instruments & Components — 2.0%
124,144	TTM Technologies, Inc.[2]	19,642,064
	Energy Equipment & Services — 1.4%
413,168	Liberty Energy, Inc.	13,960,947
	Financial Services — 3.5%
122,369	Euronet Worldwide, Inc.[2]	8,857,068
322,116	NCR Atleos Corp.[2]	14,295,508
319,219	Radian Group, Inc.	11,437,617
		34,590,193
	Food Products — 0.8%
874,900	Flowers Foods, Inc.[1]	7,926,594
	Gas Utilities — 2.4%
186,442	New Jersey Resources Corp.	10,498,549
241,237	Northwest Natural Holding Co.	12,785,561
		23,284,110
	Health Care Equipment & Supplies — 7.9%
249,298	CONMED Corp.	9,139,265
147,545	Globus Medical, Inc. Class A2	13,305,608
155,631	Haemonetics Corp.[2]	9,351,867
64,073	ICU Medical, Inc.[2]	7,637,501
73,736	Inspire Medical Systems, Inc.[1,2]	4,139,539
890,722	Integra LifeSciences Holdings Corp.[2]	9,388,210
1,651,198	Neogen Corp.[1,2]	15,521,261
214,471	Omnicell, Inc.[2]	8,883,389
		77,366,640
	Health Care Providers & Services — 2.4%
157,732	HealthEquity, Inc.[2]	12,938,756
1,156,767	NeoGenomics, Inc.[1,2]	10,711,662
		23,650,418
	Hotel & Resort REITs — 0.9%
1,022,246	RLJ Lodging Trust[1]	8,423,307
	Hotels, Restaurants & Leisure — 1.3%
148,665	Boyd Gaming Corp.	12,926,422
	Household Durables — 2.0%
221,784	La-Z-Boy, Inc.[1]	7,704,776
262,391	Tri Pointe Homes, Inc.[2]	12,303,514
		20,008,290
	Household Products — 1.0%
484,750	Energizer Holdings, Inc.	9,491,405
	Industrial REITs — 1.1%
276,600	STAG Industrial, Inc.	10,671,228
	Interactive Media & Services — 2.5%
348,026	Cargurus, Inc.[2]	12,689,028
264,166	Ziff Davis, Inc.[1,2]	12,088,236
		24,777,264
See Notes to Financial Statements.
88

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — 3.4%
164,695	DigitalOcean Holdings, Inc.[1,2]	$15,881,539
772,511	DXC Technology Co.[2]	8,744,824
441,256	Everforth, Inc.[2]	9,310,502
		33,936,865
	Leisure Equipment & Products — 1.0%
249,647	YETI Holdings, Inc.[1,2]	9,851,071
	Media — 1.2%
55,674	Nexstar Media Group, Inc.	11,587,986
	Multi-Utilities — 1.2%
153,541	Black Hills Corp.	11,560,102
	Office REITs — 1.0%
1,169,248	Piedmont Realty Trust, Inc.[2]	9,774,913
	Oil, Gas & Consumable Fuels — 3.8%
273,696	CNX Resources Corp.[1,2]	10,649,511
497,289	SM Energy Co.	15,430,878
414,092	World Kinect Corp.	11,168,061
		37,248,450
	Pharmaceuticals — 2.0%
188,893	Prestige Consumer Healthcare, Inc.[2]	10,638,454
195,218	Supernus Pharmaceuticals, Inc.[2]	9,370,464
		20,008,918
	Professional Services — 3.6%
32,736	CACI International, Inc. Class A2	17,007,662
132,223	Korn Ferry	8,784,896
632,924	Verra Mobility Corp.[2]	9,386,263
		35,178,821
	Real Estate Management & Development — 1.2%
848,454	Cushman & Wakefield Ltd.[2]	11,912,294
	Retail REITs — 1.0%
316,860	InvenTrust Properties Corp.	10,177,543
	Semiconductors & Semiconductor Equipment — 3.4%
168,761	Diodes, Inc.[2]	18,082,741
136,073	Rambus, Inc.[2]	15,663,363
		33,746,104
	Software — 3.6%
479,826	Braze, Inc. Class A1,2	10,570,567
519,902	Five9, Inc.[2]	8,942,314
280,314	Progress Software Corp.[2]	7,806,745
152,113	SPS Commerce, Inc.[2]	8,536,582
		35,856,208
	Specialty Retail — 3.2%
165,425	Academy Sports & Outdoors, Inc.[1]	9,071,907
53,044	Asbury Automotive Group, Inc.[2]	10,804,532
359,212	Valvoline, Inc.[2]	11,936,615
		31,813,054
	Trading Companies & Distributors — 2.9%
123,348	Boise Cascade Co.	9,777,796
See Notes to Financial Statements.
89

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Trading Companies & Distributors — (Continued)
52,869	WESCO International, Inc.	$18,457,625
		28,235,421
	TOTAL COMMON STOCKS (Cost $725,045,145)	980,102,198
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$5,010,416	With Fixed Income Clearing Corp., dated 4/30/26, 1.06%, principal and interest in the amount of $5,010,563, due 5/1/26, (collateralized by a U.S. Treasury Note with a par value of $5,017,400, coupon rate of 4.375%, due 7/15/27, market value of $5,110,707)	5,010,416
	TOTAL REPURCHASE AGREEMENT (Cost $5,010,416)	5,010,416
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 6.6%
64,192,359	State Street Navigator Securities Lending Government Money Market Portfolio, 3.67%[3]	64,192,359
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $64,192,359)	64,192,359
TOTAL INVESTMENTS (Cost $794,247,920)	106.7%	$1,049,304,973
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.7)	(65,443,996)
NET ASSETS	100.0%	$983,860,977

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of April 30, 2026.
See Notes to Financial Statements.
90

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Aerospace & Defense — 3.2%
2,335	RTX Corp.	$411,123
	Banks — 6.1%
1,633	JPMorgan Chase & Co.	511,505
1,283	PNC Financial Services Group, Inc.	286,109
		797,614
	Beverages — 1.7%
1,393	PepsiCo, Inc.	220,777
	Biotechnology — 1.9%
709	Amgen, Inc.	245,491
	Capital Markets — 9.7%
587	Ameriprise Financial, Inc.	278,702
186	Blackrock, Inc.	198,201
3,636	Charles Schwab Corp.	333,203
2,366	Morgan Stanley	450,936
		1,261,042
	Chemicals — 3.8%
528	Linde PLC	264,602
2,135	PPG Industries, Inc.	231,647
		496,249
	Communications Equipment — 3.9%
5,600	Cisco Systems, Inc.	512,400
	Electric Utilities — 2.2%
6,337	Exelon Corp.	291,439
	Electrical Equipment — 2.6%
780	Eaton Corp. PLC	337,748
	Electronic Equipment, Instruments & Components — 3.2%
1,982	TE Connectivity PLC	419,510
	Entertainment — 1.4%
1,774	Walt Disney Co.	184,052
	Financial Services — 1.5%
4,278	Fidelity National Information Services, Inc.	199,055
	Food Products — 1.3%
2,838	Mondelez International, Inc. Class A	174,367
	Ground Transportation — 2.7%
1,309	Union Pacific Corp.	352,749
	Health Care Equipment & Supplies — 5.2%
2,753	Abbott Laboratories	249,945
1,200	Becton Dickinson & Co.	178,848
3,056	Medtronic PLC	247,444
		676,237
	Health Care Providers & Services — 2.7%
1,786	Quest Diagnostics, Inc.	346,841
	Hotels, Restaurants & Leisure — 4.3%
1,087	McDonald’s Corp.	319,132
2,323	Starbucks Corp.	244,682
		563,814
See Notes to Financial Statements.
91

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Products — 1.4%
1,234	Procter & Gamble Co.	$181,509
	Insurance — 4.7%
1,870	Allstate Corp.	406,276
573	Everest Group Ltd.	204,424
		610,700
	IT Services — 1.5%
1,118	Accenture PLC Class A	199,798
	Machinery — 6.7%
1,540	IDEX Corp.	335,489
721	Illinois Tool Works, Inc.	186,025
931	Snap-on, Inc.	356,946
		878,460
	Media — 1.6%
2,797	Omnicom Group, Inc.	214,586
	Multi-Utilities — 2.8%
2,413	DTE Energy Co.	366,028
	Oil, Gas & Consumable Fuels — 5.0%
1,606	Chevron Corp.	310,456
1,919	Phillips 66	343,789
		654,245
	Pharmaceuticals — 3.4%
3,761	Bristol-Myers Squibb Co.	227,879
920	Johnson & Johnson	211,462
		439,341
	Professional Services — 1.5%
2,123	Paychex, Inc.	196,653
	Semiconductors & Semiconductor Equipment — 4.0%
1,875	Texas Instruments, Inc.	527,025
	Specialty Retail — 4.9%
693	Home Depot, Inc.	227,859
1,818	Ross Stores, Inc.	414,122
		641,981
	Technology Hardware, Storage & Peripherals — 2.0%
2,328	NetApp, Inc.	257,873
	Trading Companies & Distributors — 2.8%
1,354	Ferguson Enterprises, Inc.	362,479
	TOTAL COMMON STOCKS (Cost $7,658,356)	13,021,186
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$52,633	With Fixed Income Clearing Corp., dated 4/30/26, 1.06%, principal and interest in the amount of $52,634, due 5/1/26, (collateralized by a U.S. Treasury Note with a par value of $52,800, coupon rate of 4.375%, due 7/15/27, market value of $53,878)	52,633
	TOTAL REPURCHASE AGREEMENT (Cost $52,633)	52,633
See Notes to Financial Statements.
92

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2026 - (Unaudited)
Face Amount		Value
TOTAL INVESTMENTS (Cost $7,710,989)	100.1%	$13,073,819
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(6,741)
NET ASSETS	100.0%	$13,067,078

*	Percentages indicated are based on net assets.
See Notes to Financial Statements.
93

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2026 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 9.8%
22,100	State Street SPDR S&P 500 ETF Trust[1]	$15,882,386
30,000	Vanguard S&P 500 ETF[1]	19,817,400
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	35,699,786
Face Amount
U.S. TREASURY BILLS* — 8.2%
$15,250,000	U.S. Treasury Bill, 3.552% due 06/9/26[1]	15,190,608
14,800,000	U.S. Treasury Bill, 3.653% due 08/11/26	14,648,830
	TOTAL U.S. TREASURY BILLS (Cost $29,839,865)	29,839,438
REPURCHASE AGREEMENT* — 0.1%
153,838	With Fixed Income Clearing Corp., dated 4/30/26, 1.06%, principal and interest in the amount of $153,843, due 5/1/26, (collateralized by a U.S. Treasury Note with a par value of $154,100, coupon rate of 4.375%, due 7/15/27, market value of $157,014)	153,838
	TOTAL REPURCHASE AGREEMENT (Cost $153,838)	153,838
Shares
INVESTMENT OF COLLATERAL PLEDGED FOR WRITTEN OPTIONS* — 2.5%
8,974,617	Goldman Sachs Financial Square Treasury Obligations Fund - Administration Class, 3.520%[1,2]	8,974,617
	TOTAL INVESTMENT OF COLLATERAL PLEDGED FOR WRITTEN OPTIONS (Cost $8,974,617)	8,974,617
TOTAL PURCHASED OPTIONS (#) (Cost $344,531,633)	106.6%	387,131,850
TOTAL INVESTMENTS (Cost $389,930,562)	127.2%	$461,799,529
LIABILITIES IN EXCESS OF OTHER ASSETS	(27.2)	(98,659,149)
NET ASSETS[3]	100.0%	$363,140,380

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options. See Note 1.
[2]	Represents an investment of collateral pledged to secure open written call and put options contracts. Registered investment company advised by Goldman Sachs Asset Management. The rate shown is the 7 day yield as of April 30, 2026.
[3]	Cash in the amount of $25,065 is held as collateral to secure the open written call and put options contracts.
See Notes to Financial Statements.
94

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2026 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received by Fund)	Unrealized Appreciation/ (Depreciation)
(#)PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	6,000.00	06/18/26	USD	2,910	$2,097,821,910	$363,429,900	$207,213,098	$156,216,802
PUTS:
S&P 500 Index	OCC**	7,000.00	06/18/26	USD	2,910	2,097,821,910	23,701,950	137,318,535	(113,616,585)
TOTAL PURCHASED OPTIONS						$4,195,643,820	$387,131,850	$344,531,633	$42,600,217
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	7,000.00	06/18/26	USD	2,910	2,097,821,910	(94,575,000)	(22,395,913)	(72,179,087)
PUTS:
S&P 500 Index	OCC**	6,975.00	05/15/26	USD	28	20,185,228	(57,400)	(246,735)	189,335
S&P 500 Index	OCC**	7,000.00	05/15/26	USD	180	129,762,180	(417,600)	(1,495,010)	1,077,410
S&P 500 Index	OCC**	6,000.00	06/18/26	USD	2,910	2,097,821,910	(3,288,300)	(34,048,629)	30,760,329
TOTAL PUTS						$2,247,769,318	$(3,763,300)	$(35,790,374)	$32,027,074
TOTAL WRITTEN OPTIONS						$4,345,591,228	$(98,338,300)	$(58,186,287)	$(40,152,013)

**	The Options Clearing Corp
See Notes to Financial Statements.
95

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2026 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 40.8%
14,000	iShares Core MSCI Emerging Markets ETF[1]	$1,098,860
48,400	iShares MSCI Emerging Markets ETF[1]	3,097,116
40,000	Vanguard FTSE All-World ex-U.S. ETF[1]	3,236,800
	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,219,674)	7,432,776
Face Amount
U.S. TREASURY BILL* — 3.3%
$610,000	U.S. Treasury Bill, 3.565% due 06/9/26	607,624
	TOTAL U.S. TREASURY BILL (Cost $607,626)	607,624
REPURCHASE AGREEMENT* — 0.2%
26,718	With Fixed Income Clearing Corp., dated 4/30/26, 1.06%, principal and interest in the amount of $26,719, due 5/1/26, (collateralized by a U.S. Treasury Note with a par value of $26,800, coupon rate of 4.375%, due 7/15/27, market value of $27,344)	26,718
	TOTAL REPURCHASE AGREEMENT (Cost $26,718)	26,718
Shares
INVESTMENT OF COLLATERAL PLEDGED FOR WRITTEN OPTIONS* — 6.0%
1,086,622	Goldman Sachs Financial Square Treasury Obligations Fund - Administration Class, 3.520%[1,2]	1,086,622
	TOTAL INVESTMENT OF COLLATERAL PLEDGED FOR WRITTEN OPTIONS (Cost $1,086,622)	1,086,622
TOTAL PURCHASED OPTIONS (#) (Cost $10,655,618)	65.7%	11,973,150
TOTAL INVESTMENTS (Cost $17,596,258)	116.0%	$21,126,890
LIABILITIES IN EXCESS OF OTHER ASSETS	(16.0)	(2,912,698)
NET ASSETS[3]	100.0%	$18,214,192

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options. See Note 1.
[2]	Represents an investment of collateral pledged to secure open written call and put options contracts. Registered investment company advised by Goldman Sachs Asset Management. The rate shown is the 7 day yield as of April 30, 2026.
[3]	Cash in the amount of $150,392 is held as collateral to secure the open written call and put options contracts.
See Notes to Financial Statements.
96

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2026 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received by Fund)	Unrealized Appreciation/ (Depreciation)
(#)PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	6,000.00	06/18/26	USD	90	$64,881,090	$11,240,100	$6,408,653	$4,831,447
PUTS:
S&P 500 Index	OCC**	7,000.00	06/18/26	USD	90	64,881,090	733,050	4,246,965	(3,513,915)
TOTAL PURCHASED OPTIONS						$129,762,180	$11,973,150	$10,655,618	$1,317,532
WRITTEN OPTIONS
CALLS:
iShares MSCI Emerging Markets ETF	OCC**	65.00	05/15/26	USD	140	895,860	(12,040)	(17,191)	5,151
S&P 500 Index	OCC**	7,000.00	06/18/26	USD	90	64,881,090	(2,925,000)	(692,657)	(2,232,343)
TOTAL CALLS						$65,776,950	$(2,937,040)	$(709,848)	$(2,227,192)
PUTS:
Russell 2000 Index	OCC**	2,700.00	05/15/26	USD	5	1,399,950	(8,225)	(22,785)	14,560
S&P 500 Index	OCC**	6,975.00	05/15/26	USD	12	8,650,812	(24,600)	(105,735)	81,135
S&P 500 Index	OCC**	6,000.00	06/18/26	USD	90	64,881,090	(101,700)	(1,053,050)	951,350
TOTAL PUTS						$74,931,852	$(134,525)	$(1,181,570)	$1,047,045
TOTAL WRITTEN OPTIONS						$140,708,802	$(3,071,565)	$(1,891,418)	$(1,180,147)

**	The Options Clearing Corp
See Notes to Financial Statements.
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Notes to Financial Statements (Unaudited)
1.  Organization and Significant Accounting Policies
The Glenmede Fund, Inc. (the "Fund") was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2026, The Glenmede Fund, Inc. (the "Fund") offers shares in the following fourteen portfolios (each, a "Portfolio" and collectively, the "Portfolios"):
Fund Name	Advisor Class Inception Date	Institutional Class Inception Date
Disciplined U.S. Equity Portfolio	June 30, 2015	December 30, 2015
Disciplined U.S. Growth Equity Portfolio	June 30, 2015	November 5, 2015
Disciplined U.S. Small Cap Equity Portfolio	November 13, 2017	May 12, 2025
Disciplined International Equity Portfolio	November 13, 2017	May 12, 2025
Energy Resilience Portfolio[1,2]	December 22, 2015	–
SMID Core Equity Portfolio [2]	December 22, 2015	–
Long/Short Equity Portfolio	February 14, 2019	September 13, 2019
Total Market Plus Equity Portfolio	December 21, 2006	March 9, 2026
Small Cap Equity Portfolio	January 2, 1998	January 2, 1998
Secured Options Portfolio	July 14, 2016	November 9, 2016
Global Secured Options Portfolio	September 28, 2012	May 12, 2025

Fund Name	Inception Date
Disciplined U.S. Value Equity Portfolio	November 13, 2017
Strategic Equity Portfolio	July 20, 1989
Equity Income Portfolio	December 21, 2016
1 Effective November 4, 2025 the Portfolio repositioned to invest in equity securities, such as common stocks of U.S. mid to large-cap companies that meet the Portfolio’s thematic criteria, such as renewable power generation, renewable energy usage, efforts to use cleaner energy sources, climate change related revenue, and financed emissions (the "Strategy Reposition"). In connection with the Strategy Reposition, the Environmental Accountability Portfolio changed its name to the Energy Resilience Portfolio.
2 Since September 2, 2025 and November 4, 2025, the SMID Core Equity Portfolio and Energy Resilience Portfolio, respectively, have offered two classes of shares: the Advisor Class and the Institutional Class. As of the period-ended April 30, 2026, the Institutional Class has yet to commence operations in both Portfolios.
The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 946 (“ASC 946") - "Investment Companies”. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”), including but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.
Valuation of Securities:  Equity securities listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available, are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the ask price and is not less than the bid price and are typically categorized as Level 2. Exchange-traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values ("NAVs") as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of
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purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
With respect to a Portfolio’s investments that do not have readily available market quotations, the Board has designated the Portfolio’s investment advisor as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (in such capacity, the "Valuation Designee").  If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board ("Valuation Procedures"). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NASDAQ Close, that materially affect the values of a Portfolio’s holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Investments valued using significant unobservable inputs are generally categorized as Level 3 in the fair value hierarchy. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Portfolio’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Portfolio could obtain the fair value assigned to an investment if the Portfolio were to sell the investment at approximately the time at which the Portfolio determines its NAV.
FASB ASC Topic 820 ("ASC 820") “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Disciplined U.S. Equity Portfolio, Disciplined U.S. Growth Equity Portfolio, Disciplined U.S. Value Equity Portfolio, Disciplined International Equity Portfolio, Energy Resilience Portfolio, SMID Core Equity Portfolio, Long/Short Equity Portfolio, Total Market Plus Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio and Equity Income Portfolio had all investments at Level 1 of the hierarchy except repurchase agreements which were at Level 2 of the hierarchy, at April 30, 2026. The Disciplined U.S. Small Cap Equity Portfolio had all investments at Level 1 of the hierarchy except repurchase agreements which were at Level 2 of the hierarchy and rights which were valued at Level 3 of the hierarchy, at April 30, 2026. Level 3 investments held as of fiscal year-end, in relation to net assets, were not significant.
The Portfolios had no Level 3 transfers during six months ended April 30, 2026.
The following is a summary of the inputs used as of April 30, 2026 in valuing the assets and liabilities of the Secured Options Portfolio and Global Secured Options Portfolio:
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Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$35,699,786	$—	$—	$35,699,786
U.S. Treasury Bills	—	29,839,438	—	29,839,438
Repurchase Agreement	—	153,838	—	153,838
Investment Of Collateral Pledged For Written Options	8,974,617	—	—	8,974,617
Purchased Options
Calls	—	363,429,900	—	363,429,900
Puts	—	23,701,950	—	23,701,950
Total Purchased Options	—	387,131,850	—	387,131,850
Total Investments	44,674,403	417,125,126	—	461,799,529
Total	$44,674,403	$417,125,126	$—	$461,799,529
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$—	$(94,575,000)	$—	$(94,575,000)
Puts	—	(3,763,300)	—	(3,763,300)
Total Written Options	—	(98,338,300)	—	(98,338,300)
Total	$—	$(98,338,300)	$—	$(98,338,300)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$7,432,776	$—	$—	$7,432,776
U.S. Treasury Bill	—	607,624	—	607,624
Repurchase Agreement	—	26,718	—	26,718
Investment Of Collateral Pledged For Written Options	1,086,622	—	—	1,086,622
Purchased Options
Calls	—	11,240,100	—	11,240,100
Puts	—	733,050	—	733,050
Total Purchased Options	—	11,973,150	—	11,973,150
Total Investments	8,519,398	12,607,492	—	21,126,890
Total	$8,519,398	$12,607,492	$—	$21,126,890
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Notes to Financial Statements (Unaudited) — (Continued)
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$—	$(2,937,040)	$—	$(2,937,040)
Puts	—	(134,525)	—	(134,525)
Total Written Options	—	(3,071,565)	—	(3,071,565)
Total	$—	$(3,071,565)	$—	$(3,071,565)
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of April 30, 2026 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.
As of April 30, 2026, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
Disciplined U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$958,906	$(958,906)	$—	$—	$—
Disciplined U.S. Growth Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$2,794,052	$(2,794,052)	$—	$—	$—
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Disciplined U.S. Value Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$13,767	$(13,767)	$—	$—	$—
Disciplined U.S. Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$16,867	$(16,867)	$—	$—	$—
Disciplined International Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,762,645	$(1,762,645)	$—	$—	$—
Energy Resilience Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$69,221	$(69,221)	$—	$—	$—
Long/Short Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,723,857	$(1,723,857)	$—	$—	$—
Total Market Plus Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$62,100	$(62,100)	$—	$—	$—
Strategic Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$383,562	$(383,562)	$—	$—	$—
Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$5,010,416	$(5,010,416)	$—	$—	$—
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Equity Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$52,633	$(52,633)	$—	$—	$—
Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$153,838	$(153,838)	$—	$—	$—
Global Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$26,718	$(26,718)	$—	$—	$—
(a)The value of the related collateral exceeded the value of the net position in the repurchase agreements as of April 30, 2026. The total value of the non-cash collateral received is disclosed in the Schedules of Portfolio Investments.
(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
Cash:  The Portfolios may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Portfolios may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in "Interest Expense" in the Statements of Operations.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Taxes:  Tax reclaims receivable, if any, are recorded based upon the Portfolio’s interpretation of country specific taxation of accrued dividend and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Portfolio’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.
Options Transactions:  The Strategic Equity Portfolio, Long/Short Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold
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while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio and Long/Short Equity Portfolio did not enter into any options transactions during the six months ended April 30, 2026. During the six months ended April 30, 2026, the Secured Options Portfolio and the Global Secured Options Portfolio wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies. During the period, the Secured Options Portfolio and Global Secured Options Portfolio each pledged cash to Goldman Sachs & Co. LLC (the "Prime Broker"), as collateral for written options. A portion of the collateral proceeds are reinvested into the Goldman Sachs Financial Square Treasury Obligations Fund, which is a 1940 Act money market fund (the "GSAM Money Market"). As of April 30, 2026, the Secured Options Portfolio pledged cash in the amount of $8,999,682, of which $8,974,617 was reinvested into the GSAM Money Market and $25,065 remained in cash. As of April 30, 2026, the Global Secured Options Portfolio pledged cash in the amount of $1,237,014 of which $1,086,622 was reinvested into the GSAM Money Market and $150,392 remained in cash. Cash collateral reinvested into the GSAM Money Market is included in the "Investments at value" on the Statements of Assets and Liabilities, while any remaining pledged cash is in the "Cash collateral on deposit at broker" on the Statements of Assets and Liabilities. In addition, securities collateral (U.S. Treasury Bills and exchange-traded funds) valued at $50,641,408 and $7,432,776 were pledged as collateral by the Secured Options Portfolio and Global Secured Options Portfolio, respectively.
Lending of Portfolio Securities:  Each Portfolio (excluding the Secured Options Portfolio and the Global Secured Options Portfolio), using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statements of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Long/Short Equity Portfolio and Total Market Plus Equity Portfolio, some or all of the cash collateral may be used to finance short sales and neither has utilized it yet. During the six months ended April 30, 2026, the cash collateral received by the Disciplined U.S. Equity Portfolio, Disciplined U.S. Small Cap Equity Portfolio, Disciplined International Equity Portfolio, Long/Short Equity Portfolio, Total Market Plus Equity Portfolio and Small Cap Equity Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 7. Non-cash collateral detail is not disclosed in the Schedules of Portfolio Investments as it is held by the lending agent on behalf of a Portfolio, and a Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only their proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of April 30, 2026.
Securities Sold Short:  The Long/Short Equity Portfolio and Total Market Plus Equity Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities
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Notes to Financial Statements (Unaudited) — (Continued)
lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The “Short position flex fees” on the Statements of Operations are fees charged by the lender for releasing the cash proceeds to the Long/Short Equity Portfolio and Total Market Plus Equity Portfolio. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. Rule 18f-4 under the 1940 Act imposes certain requirements on funds engaging in derivatives transactions and short sale borrowing (including the amount of derivatives and short sales a fund may enter into). As of April 30, 2026, the Long/Short Equity Portfolio pledged cash in the amount of $27,420,503 to State Street, as collateral for short sales. This amount is included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities and is considered restricted cash for purposes of the Statement of Cash Flows. The Long/Short Equity Portfolio and Total Market Plus Equity Portfolio also pledged securities in the amount of $6,248,177, and $9,067,135, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Currently, pursuant to Rule 12d1-4 under the 1940 Act and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with Rule 12d1-4 and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded on the accrual basis. Premiums are amortized and discounts are accreted using the effective interest method. Premiums on callable debt instruments are amortized to earliest call date.
Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of the Portfolios are declared and paid quarterly. Each Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”). Each Portfolio may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.
Income and Expense Allocation:  Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of each Portfolio. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class, such as shareholder servicing fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.
Federal Income Taxes:  Each Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.
“ Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Each Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2025 remain subject to examination by the Internal Revenue Service. Management of the Fund has concluded that there are no
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Notes to Financial Statements (Unaudited) — (Continued)
significant uncertain tax positions that would require recognition in the financial statements. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
On October 31, 2025, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gains as follows:
Portfolio	Unlimited (Short-Term)	Unlimited (Long-Term)
Global Secured Options Portfolio*	$4,843,851	$1,426,967
During the fiscal year ended October 31, 2025, the following Portfolios utilized capital loss carryforwards:
Global Secured Options Portfolio	$61,765
* Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is severely limited currently and in future years pursuant to Section 382 of the Code.
As of October 31, 2025, the tax year end of the Fund, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:
Portfolio	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Loss Carryforwards	Total Distributable Earnings/ (Accumulated Losses)
Disciplined U.S. Equity Portfolio	$127,939	$60,168,002	$130,107,919	$—	$—	$190,403,860
Disciplined U.S. Growth Equity Portfolio	—	164,206,539	520,269,094	—	—	684,475,633
Disciplined U.S. Value Equity Portfolio	2,310	142,013	378,141	—	—	522,464
Disciplined U.S. Small Cap Equity Portfolio	—	65,220	473,371	—	—	538,591
Disciplined International Equity Portfolio	26,460	2,292,414	9,271,678	—	—	11,590,552
Energy Resilience Portfolio	7,515	1,450,808	5,005,870	4	—	6,464,197
SMID Core Equity Portfolio	513,973	2,234,118	(48,288)	—	—	2,699,803
Long/Short Equity Portfolio	76,641	5,017,858	18,475,749	—	—	23,570,248
Total Market Plus Equity Portfolio	—	4,969,434	13,438,406	—	—	18,407,840
Strategic Equity Portfolio	21,404	26,593,979	94,925,129	—	—	121,540,512
Small Cap Equity Portfolio	459,101	72,270,688	168,787,261	—	—	241,517,050
Equity Income Portfolio	22,124	1,700,058	5,107,493	—	—	6,829,675
Secured Options Portfolio	15,961,340	12,055,991	27,477,549	—	—	55,494,880
Global Secured Options Portfolio	265,208	515,958	1,497,015	(25,270)	(6,270,818)(a)	(4,017,907)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
(a) Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is severely limited currently and in future years pursuant to Section 382 of the Code.
106

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Notes to Financial Statements (Unaudited) — (Continued)
The tax character of distributions paid during the fiscal year ended October 31, 2025, was as follows:
Portfolio	Ordinary Income	Long-Term Gains	Total Distributions
Disciplined U.S. Equity Portfolio	$4,033,478	$129,915,077	$133,948,555
Disciplined U.S. Growth Equity Portfolio	17,704,746	418,749,783	436,454,529
Disciplined U.S. Value Equity Portfolio	33,110	219,476	252,586
Disciplined U.S. Small Cap Equity Portfolio	16,408	206,300	222,708
Disciplined International Equity Portfolio	575,409	1,471,390	2,046,799
Energy Resilience Portfolio	148,499	2,681,615	2,830,114
SMID Core Equity Portfolio	132,430	2,681,513	2,813,943
Long/Short Equity Portfolio	629,045	3,939,996	4,569,041
Total Market Plus Equity Portfolio	3,993	4,592,684	4,596,677
Strategic Equity Portfolio	748,948	17,758,864	18,507,812
Small Cap Equity Portfolio	7,450,767	45,678,093	53,128,860
Equity Income Portfolio	260,918	1,259,269	1,520,187
Secured Options Portfolio	30,972,280	37,828,533	68,800,813
Global Secured Options Portfolio	1,345,808	2,374,289	3,720,097

For the fiscal year ended October 31, 2025, permanent differences between financial and tax reporting related primarily to the utilization of earnings and profits distributed to shareholders on redemption of shares was identified and reclassified among the components of each Portfolio’s net assets as identified below. These reclassifications had no effect on net assets.
Portfolio	Total distributable earnings	Paid-in capital
Disciplined U.S. Equity Portfolio	$(14,417,911)	$14,417,911
Disciplined U.S. Growth Equity Portfolio	(24,604,389)	24,604,389
Disciplined International Equity Portfolio	17	(17)
Energy Resilience Portfolio	(164,232)	164,232
SMID Core Equity Portfolio	(3,475,555)	3,475,555
Total Market Plus Equity Portfolio	(539,812)	539,812
Strategic Equity Portfolio	(4,416,618)	4,416,618
Small Cap Equity Portfolio	(11,899,944)	11,899,944
Equity Income Portfolio	(146,581)	146,581
Secured Options Portfolio	(11,658,602)	11,658,602
Global Secured Options Portfolio	(173,844)	173,844
As of April 30, 2026, aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value were as follows:
Portfolio	Cost	Appreciation	(Depreciation)	Net
Disciplined U.S. Equity Portfolio	$259,527,936	$151,464,709	$(4,130,241)	$147,334,468
Disciplined U.S. Growth Equity Portfolio	701,906,748	511,979,629	(35,914,508)	476,065,121
Disciplined U.S. Value Equity Portfolio	1,955,043	661,165	(22,262)	638,903
Disciplined U.S. Small Cap Equity Portfolio	2,725,668	739,359	(114,495)	624,864
Disciplined International Equity Portfolio	92,590,343	17,377,172	(1,867,038)	15,510,134
Energy Resilience Portfolio	11,295,852	3,016,778	(278,316)	2,738,462
SMID Core Equity Portfolio	3,555,763	369,942	(261,214)	108,728
Long/Short Equity Portfolio	(1,018,596)	18,004,651	(1,827,232)	16,177,419
Total Market Plus Equity Portfolio	14,751,714	11,262,009	(1,093,376)	10,168,633
Strategic Equity Portfolio	46,192,191	64,910,484	(2,349,560)	62,560,924
Small Cap Equity Portfolio	812,886,140	325,144,413	(88,725,580)	236,418,833
Equity Income Portfolio	7,755,688	5,437,645	(119,514)	5,318,131
Secured Options Portfolio	334,192,595	29,269,061	(427)	29,268,634
Global Secured Options Portfolio	15,837,075	2,218,252	(2)	2,218,250
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Notes to Financial Statements (Unaudited) — (Continued)
Other:  In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
Segment Reporting:  The Portfolios adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Portfolios’ adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolios’ financial position or results of operations.
The Principal Financial Officer of the Fund acts as the Portfolios’ Chief Operating Decision Maker (“CODM") and is responsible for assessing performance and allocating resources with respect to the Portfolios. The CODM has concluded that the Portfolios operate as a single operating segment since the Portfolios have a single investment strategy as disclosed in their prospectuses, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Portfolios’ financial statements.
2.  Financial Instruments and Hedging Activities
Disclosures about Derivative Instruments and Hedging Activities:  Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At April 30, 2026 and during the six months then ended, the Secured Options Portfolio and Global Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:
Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Purchased Options[1]	$387,131,850	$387,131,850
Total Value	$387,131,850	$387,131,850
Liability Derivatives
	Equity Contracts Risk	Total
Written Options[2]	$(98,338,300)	$(98,338,300)
Total Value	$(98,338,300)	$(98,338,300)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Purchased Options[3]	$(40,860,921)	$(40,860,921)
Written Options[4]	59,870,337	59,870,337
Total Realized Gain (Loss)	$19,009,416	$19,009,416
Change in Unrealized Appreciation (Depreciation)
	Equity Contracts Risk	Total
Purchased Options[5]	$5,137,759	$5,137,759
Written Options[6]	(4,791,786)	(4,791,786)
Total Change in Unrealized Appreciation (Depreciation)	$345,973	$345,973
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Notes to Financial Statements (Unaudited) — (Continued)
Number of Contracts, Notional Amounts or Shares/Units
	Equity Contracts Risk	Total
Purchased Options[7]	6,170	6,170
Written Options[7]	(6,544)	(6,544)
Global Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Purchased Options[1]	$11,973,150	$11,973,150
Total Value	$11,973,150	$11,973,150
Liability Derivatives
	Equity Contracts Risk	Total
Written Options[2]	$(3,071,565)	$(3,071,565)
Total Value	$(3,071,565)	$(3,071,565)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Purchased Options[3]	$(1,226,745)	$(1,226,745)
Written Options[4]	2,179,770	2,179,770
Total Realized Gain (Loss)	$953,025	$953,025
Change in Unrealized Appreciation (Depreciation)
	Equity Contracts Risk	Total
Purchased Options[5]	$680,632	$680,632
Written Options[6]	(713,517)	(713,517)
Total Change in Unrealized Appreciation (Depreciation)	$(32,885)	$(32,885)
Number of Contracts, Notional Amounts or Shares/Units
	Equity Contracts Risk	Total
Purchased Options[7]	177	177
Written Options[7]	(485)	(485)

[1]	Statement of Assets and Liabilities location: Investments at value.
[2]	Statement of Assets and Liabilities location: Written options, at value.
[3]	Statement of Operations location: Amount is included in Net realized gain (loss) on purchased options.
[4]	Statement of Operations location: Amount is included in Net realized gain (loss) on written options.
[5]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) on purchased options.
[6]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) on written options.
[7]	Amount(s) disclosed represent average contracts outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Portfolio held such derivatives during the period ended April 30, 2026.
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Notes to Financial Statements (Unaudited) — (Continued)
3.  Investment Advisory Fee, Administration Fee and Other Related Party Transactions
Glenmede Investment Management LP (the “Advisor” or "GIM"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Portfolios pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board.
Under the investment management agreements, the Portfolios pay the Advisor a management fee on a monthly basis in an amount equal to the following annual rates of the average daily net assets of each Portfolio:
Fund Name	Management Fee on Net Assets
Disciplined U.S. Equity Portfolio	0.55%
Disciplined U.S. Growth Equity Portfolio	0.55%
Disciplined U.S. Value Equity Portfolio	0.55%
Disciplined U.S. Small Cap Equity Portfolio	0.55%
Disciplined International Equity Portfolio	0.55%
Energy Resilience Portfolio	0.55%
SMID Core Equity Portfolio	0.55%
Long/Short Equity Portfolio	1.20%
Total Market Plus Equity Portfolio	0.60%(1)
Strategic Equity Portfolio	0.55%
Small Cap Equity Portfolio	0.55%
Equity Income Portfolio	0.55%
Secured Options Portfolio	0.55%
Global Secured Options Portfolio	0.55%
(1) On February 28, 2026, the Advisor contractually agreed to lower the management fee on net assets from 1.20% to 0.60% for Total Market Plus Equity Portfolio.
With respect to each Portfolio listed below, the Advisor contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding Acquired Fund fees and expenses, brokerage commissions, interest and taxes, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2027 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date. The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Advisor Class Expense Limitation	Institutional Class Expense Limitation
Disciplined U.S. Small Cap Equity Portfolio	0.85%	0.65%
Disciplined International Equity Portfolio	0.85%	0.65%
Energy Resilience Portfolio	0.85%	0.65%
SMID Core Equity Portfolio	0.85%	0.65%
Long/Short Equity Portfolio[1,2]	1.25%	1.05%
Total Market Plus Equity Portfolio[2,3]	0.90%	0.70%
Global Secured Options Portfolio	0.85%	0.65%

Fund Name	Expense Limitation
Disciplined U.S. Value Equity Portfolio	0.85%
Equity Income Portfolio	0.85%
1 The Advisor has contractually agreed to waive a portion of its management fees so that, after giving effect to such contractual waiver, the management fee for the Long/Short Equity Portfolio is 0.85% of the Portfolio’s average daily net assets.
2 With respect to the Long/Short Equity Portfolio and Total Market Plus Equity Portfolio, the Advisor contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding Acquired Fund fees and expenses, short-sale dividends, prime broker interest, brokerage commissions, interest and taxes, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business.
3 Effective February 28, 2026, the Advisor contractually agreed to lower the expense limitation for the Total Market Plus Equity Portfolio Advisor Shares from 1.25% to 0.90%. As of that date, the Advisor also discontinued the contractual waiver limiting management fees to 0.85%.
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Notes to Financial Statements (Unaudited) — (Continued)
Under a Shareholder Servicing Agreement, the following Portfolios pay Glenmede Trust shareholder servicing fees for providing or arranging to provide shareholder support services to the beneficial owner of the Portfolios and share classes listed below:
Shareholder Servicing Fee on Net Assets
Disciplined U.S. Equity Portfolio (Advisor Class)	0.20%
Disciplined U.S. Growth Equity Portfolio (Advisor Class)	0.20%
Disciplined U.S. Value Equity Portfolio	0.20%
Disciplined U.S. Small Cap Equity Portfolio (Advisor Class)	0.20%
Disciplined International Equity Portfolio (Advisor Class)	0.20%
Energy Resilience Portfolio (Advisor Class)	0.20%
SMID Core Equity Portfolio (Advisor Class)	0.20%
Long/Short Equity Portfolio (Advisor Class)	0.20%
Total Market Plus Equity Portfolio (Advisor Class)	0.20%
Strategic Equity Portfolio	0.20%
Small Cap Equity Portfolio (Advisor Class)	0.25%
Small Cap Equity Portfolio (Institutional Class)	0.05%
Equity Income Portfolio	0.20%
Secured Options Portfolio (Advisor Class)	0.20%
Global Secured Options Portfolio (Advisor Class)	0.20%
State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. These fees can be found under the caption “Administration, transfer agent and custody fees” in the Statements of Operations.
ACA Group/Foreside Fund Officer Services, LLC ("ACA Group") is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Principal Consultant of ACA Group.
Quasar Distributors, LLC (“Quasar”) serves as distributor of each Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.
The Fund pays each Board member an annual fee of $104,000 plus $5,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, the Audit Committee Chairman receives an annual fee of $10,000 for his services as Chairman of the Audit Committee and the Chairman of the Board receives an annual fee of $15,000 for his services as Chairman of the Board. These fees can be found under the caption “Directors’ fees and expenses” in the Statements of Operations.
Expenses for the six months ended April 30, 2026 include legal fees paid to Faegre Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Directors. A partner of the law firm is Secretary of the Fund. These fees are included in the amount shown under the caption “Professional fees” in the Statements of Operations.
4.  Purchases and Sales of Securities
For the six months ended April 30, 2026, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:
Portfolio	Purchases	Sales
Disciplined U.S. Equity Portfolio	$116,292,061	$213,825,220
Disciplined U.S. Growth Equity Portfolio	359,195,063	521,900,229
Disciplined U.S. Value Equity Portfolio	973,340	945,019
Disciplined U.S. Small Cap Equity Portfolio	1,554,256	1,158,622
Disciplined International Equity Portfolio	76,301,308	30,570,364
Energy Resilience Portfolio	19,901,469	29,363,039
SMID Core Equity Portfolio	1,353,867	3,698,656
Long/Short Equity Portfolio	31,320,041	35,493,243
Total Market Plus Equity Portfolio	16,802,176	26,944,211
Strategic Equity Portfolio	10,102,055	51,923,823
Small Cap Equity Portfolio	171,194,666	330,791,717
Equity Income Portfolio	854,997	3,208,501
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Notes to Financial Statements (Unaudited) — (Continued)
Portfolio	Purchases	Sales
Secured Options Portfolio	$—	$—
Global Secured Options Portfolio	952,750	888,500
5.  Common Stock
Changes in the capital shares outstanding were as follows:
	Period Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Disciplined U.S. Equity Portfolio — Advisor
Sold	254,081	$5,300,056	436,020	$9,071,556
Issued as reinvestment of dividends	2,736,298	53,881,807	5,185,917	108,533,552
Redeemed	(4,517,532)	(95,968,361)	(13,052,365)	(275,875,934)
Net Decrease	(1,527,153)	$(36,786,498)	(7,430,428)	$(158,270,826)
Disciplined U.S. Equity Portfolio — Institutional
Sold	337,127	$6,947,126	282,012	$6,098,695
Issued as reinvestment of dividends	298,329	5,869,079	468,347	9,795,969
Redeemed	(597,939)	(12,421,903)	(1,085,479)	(22,843,330)
Net Increase (Decrease)	37,517	$394,302	(335,120)	$(6,948,666)
Disciplined U.S. Growth Equity Portfolio — Advisor
Sold	1,313,538	$36,309,650	2,703,614	$79,085,852
Issued as reinvestment of dividends	4,685,550	127,728,098	11,661,531	325,706,552
Redeemed	(5,274,652)	(148,127,833)	(14,842,606)	(424,237,819)
Net Increase (Decrease)	724,436	$15,909,915	(477,461)	$(19,445,415)
Disciplined U.S. Growth Equity Portfolio — Institutional
Sold	471,921	$13,262,841	1,127,093	$33,012,022
Issued as reinvestment of dividends	928,879	25,451,289	2,574,103	72,074,889
Redeemed	(1,883,587)	(54,050,344)	(4,278,559)	(122,753,954)
Net Decrease	(482,787)	$(15,336,214)	(577,363)	$(17,667,043)
Disciplined U.S. Value Equity Portfolio
Issued as reinvestment of dividends	12,026	$161,223	19,464	$249,293
Net Increase	12,026	$161,223	19,464	$249,293
Disciplined U.S. Small Cap Equity Portfolio — Advisor
Sold	—	$—	208[1]	$3,000[1]
Issued as reinvestment of dividends	499	7,851	12,888[1]	190,923[1]
Redeemed	(178)	(2,757)	(140,124)[1]	(1,825,046)[1]
Net Increase (Decrease)	321	$5,094	(127,028)	$(1,631,123)
Disciplined U.S. Small Cap Equity Portfolio — Institutional
Sold	23,646	$408,000	137,764[1]	$1,793,358[1]
Issued as reinvestment of dividends	4,109	64,553	556[1]	8,012[1]
Net Increase	27,755	$472,553	138,320	$1,801,370
Disciplined International Equity Portfolio — Advisor
Sold	30,454	$646,150	898,514[1]	$15,633,447[1]
Issued as reinvestment of dividends	22,832	471,537	97,932[1]	1,547,566[1]
Redeemed	(13,957)	(306,116)	(1,952,199)[1]	(34,018,428)[1]
Net Increase (Decrease)	39,329	$811,571	(955,753)	$(16,837,415)
Disciplined International Equity Portfolio — Institutional
Sold	2,233,203	$46,810,656	2,140,522[1]	$37,955,639[1]
Issued as reinvestment of dividends	90,917	1,864,735	2,773[1]	51,646[1]
Redeemed	(81,652)	(1,762,046)	(441,552)[1]	(8,163,613)[1]
Net Increase	2,242,468	$46,913,345	1,701,743	$29,843,672
112

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
	Period Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Energy Resilience Portfolio — Advisor
Sold	15,851	$267,072	14,638	$240,187
Issued as reinvestment of dividends	86,559	1,413,900	168,697	2,747,077
Redeemed	(597,418)	(9,732,998)	(286,420)	(4,595,583)
Net Decrease	(495,008)	$(8,052,026)	(103,085)	$(1,608,319)
SMID Core Equity Portfolio — Advisor
Sold	19,195	$294,205	90,002	$1,488,507
Issued as reinvestment of dividends	313,389	2,754,694	174,009	2,760,952
Redeemed	(271,799)	(2,712,073)	(1,228,127)	(19,734,507)
Net Increase (Decrease)	60,785	$336,826	(964,116)	$(15,485,048)
Long/Short Equity Portfolio — Advisor
Sold	275,826	$3,636,009	122,335	$1,692,824
Issued as reinvestment of dividends	377,832	4,867,121	216,446	2,916,392
Redeemed	(248,408)	(3,362,239)	(385,708)	(5,353,478)
Net Increase (Decrease)	405,250	$5,140,891	(46,927)	$(744,262)
Long/Short Equity Portfolio — Institutional
Sold	18,470	$248,422	29,146	$410,152
Issued as reinvestment of dividends	12,305	160,011	65,741	895,141
Redeemed	(57,742)	(830,644)	(596,153)	(8,605,773)
Net Decrease	(26,967)	$(422,211)	(501,266)	$(7,300,480)
Total Market Plus Equity Portfolio — Advisor[2]
Sold	27,420	$524,488	56,314	$1,075,727
Issued as reinvestment of dividends	270,683	4,931,849	239,978	4,536,217
Redeemed	(935,797)	(17,373,874)	(553,533)	(10,485,420)
Net Decrease	(637,694)	$(11,917,537)	(257,241)	$(4,873,476)
Total Market Plus Equity Portfolio — Institutional[2]
Sold	379,672	$6,924,039	—	$—
Redeemed	(7,320)	(134,259)	—	—
Net Increase	372,352	$6,789,780	—	$—
Strategic Equity Portfolio
Sold	19,845	$493,942	41,662	$1,170,609
Issued as reinvestment of dividends	953,846	23,788,629	590,251	16,550,271
Redeemed	(1,461,600)	(39,420,616)	(1,790,842)	(49,745,386)
Net Decrease	(487,909)	$(15,138,045)	(1,158,929)	$(32,024,506)
Small Cap Equity Portfolio — Advisor
Sold	296,878	$9,103,638	1,279,233	$40,862,927
Issued as reinvestment of dividends	824,495	24,921,068	501,054	17,165,109
Redeemed	(2,019,829)	(61,999,832)	(3,451,975)	(106,566,122)
Net Decrease	(898,456)	$(27,975,126)	(1,671,688)	$(48,538,086)
Small Cap Equity Portfolio — Institutional
Sold	1,878,281	$62,316,796	5,131,631	$173,393,868
Issued as reinvestment of dividends	547,743	17,990,856	332,226	12,218,138
Redeemed	(4,539,875)	(152,063,731)	(7,548,101)	(251,076,064)
Net Decrease	(2,113,851)	$(71,756,079)	(2,084,244)	$(65,464,058)
Equity Income Portfolio
Sold	1,184	$16,655	4,955	$79,422
Issued as reinvestment of dividends	103,614	1,453,674	77,243	1,151,953
Redeemed	(140,685)	(2,095,061)	(314,438)	(4,766,211)
Net Decrease	(35,887)	$(624,732)	(232,240)	$(3,534,836)
113

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
	Period Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Secured Options Portfolio — Advisor
Sold	45,828	$647,230	150,222	$2,068,223
Issued as reinvestment of dividends	172,146	2,358,412	328,336	4,511,000
Redeemed	(226,835)	(3,183,468)	(912,936)	(12,629,416)
Net Decrease	(8,861)	$(177,826)	(434,378)	$(6,050,193)
Secured Options Portfolio — Institutional
Sold	2,351,983	$33,329,401	9,720,142	$136,716,253
Issued as reinvestment of dividends	1,763,103	24,649,461	4,325,102	60,545,769
Redeemed	(8,545,890)	(120,805,792)	(24,699,744)	(347,719,374)
Net Decrease	(4,430,804)	$(62,826,930)	(10,654,500)	$(150,457,352)
Global Secured Options Portfolio — Advisor
Sold	145,055	$811,790	1,382,425[1]	$7,237,867[1]
Issued as reinvestment of dividends	11,339	61,554	82,195[1]	392,956[1]
Redeemed	(208,506)	(1,167,653)	(2,210,586)[1]	(10,827,394)[1]
Net Decrease	(52,112)	$(294,309)	(745,966)	$(3,196,571)
Global Secured Options Portfolio — Institutional
Sold	—	$—	356,698[1]	$1,741,043[1]
Issued as reinvestment of dividends	19,145	103,913	580[1]	2,950[1]
Net Increase	19,145	$103,913	357,278	$1,743,993

[1]	In connection with the commencement of the Institutional share classes in Disciplined U.S. Small Cap Equity Portfolio, Disciplined International Equity Portfolio and Global Secured Options Portfolio during the reporting period, certain shareholders exchanged their shares in the respective Advisor class for shares of the Institutional class in the same Portfolio. On May 12, 2025, 137,764 Advisor shares of Disciplined U.S. Small Cap Equity Portfolio, 1,775,238 Advisor shares of Disciplined International Equity Portfolio and 347,048 Advisor shares of Global Secured Options Portfolio were exchanged for Institutional shares in the same Portfolio. The corresponding values for these exchanges were $1,793,358, $31,103,242 and $1,690,958, respectively. These exchange transactions are included in the shares sold (Institutional class) and shares redeemed (Advisor class) in the table above and on the Statement of Changes in Net Assets.
[2]	In connection with the commencement of the Institutional share class in Total Market Plus Equity Portfolio during the reporting period, certain shareholders exchanged their shares in the respective Advisor class for shares of the Institutional class in the same Portfolio. On March 9, 2026, 379,672 Advisor shares of Total Market Plus Equity Portfolio were exchanged for Institutional shares in the same Portfolio. The corresponding values for these exchanges were $6,924,039. These exchange transactions are included in the shares sold (Institutional class) and shares redeemed (Advisor class) in the table above and on the Statement of Changes in Net Assets.
The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the shares outstanding of a Portfolio as of April 30, 2026. The total percentage of the shares of a Portfolio held by such shareholders is as follows:
5% or Greater Shareholders

Portfolio	# of Shareholders	% of Shares Held
Disciplined U.S. Equity Portfolio	2	52%
Disciplined U.S. Growth Equity Portfolio	2	68%
Disciplined U.S. Value Equity Portfolio	2	97%
Disciplined U.S. Small Cap Equity Portfolio	2	86%
Disciplined International Equity Portfolio	1	12%
Energy Resilience Portfolio	3	42%
SMID Core Equity Portfolio	4	94%
Long/Short Equity Portfolio	1	8%
Total Market Plus Equity Portfolio	2	61%
Small Cap Equity Portfolio	3	72%
Equity Income Portfolio	3	30%
Secured Options Portfolio	3	86%
Global Secured Options Portfolio	2	92%
114

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
The amounts represent omnibus shareholder accounts comprised of many individual shareholders, except for the following Portfolios that have shareholders which, to the Fund’s knowledge, own 25% or more of the shares outstanding of a Portfolio as of April 30, 2026. The Glenmede Corporation owns 82%, 77% and 61% of Disciplined U.S. Value Equity, Disciplined U.S. Small Cap Equity Portfolio and SMID Core Equity Portfolio, respectively, and has voting and/or investment authority over a significant portion of the Portfolio’s outstanding shares.
6.  Portfolio Investment Risks
In addition to the risks associated with the Portfolios’ accounting polices, each Portfolio may be subject to additional risks related to its investments.
Market Risk (all Portfolios): Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, each Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of a Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. A Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
Banking Impairment or Failure (all Portfolios):  The impairment or failure of one or more banks with which a Portfolio transacts may inhibit the Portfolio’s ability to access depository accounts. In such cases, the Portfolio may be forced to delay or forgo investments, resulting in lower Portfolio performance. In the event of such a failure of a banking institution where a Portfolio holds depository accounts, access to such accounts could be restricted and FDIC protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Portfolio may not recover such excess, uninsured amounts.
International Conflicts (all Portfolios):  International war or conflicts (including ongoing military conflicts in Europe and the Middle East) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Portfolios invest in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolios’ investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Portfolios could be significantly impacted.
Frequent Trading (all Portfolios other than the Strategic Equity Portfolio, Equity Income Portfolio and Small Cap Equity Portfolio): A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect a Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.
Value Style: The Disciplined U.S. Equity Portfolio, Disciplined U.S. Value Equity Portfolio, Disciplined U.S. Small Cap Equity Portfolio, Disciplined International Equity Portfolio, SMID Core Equity Portfolio, Long/Short Equity Portfolio and Total Market Plus Equity Portfolio each invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced.  Although each Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, a Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.
Growth Style:  The Disciplined U.S. Growth Equity Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Disciplined International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies, differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, adverse economic developments, and potential restrictions on the flow of international capital. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Emerging Markets:  The Global Secured Options Portfolio may invest to gain exposure to securities of companies located in emerging markets. The risks associated with foreign investments are heightened when investing in emerging
115

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
markets. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in markets, and the significantly smaller market capitalizations of emerging market issuers. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
Small Cap Stocks:  The Disciplined U.S. Small Cap Equity Portfolio, SMID Core Equity Portfolio, Long/Short Equity Portfolio, Total Market Plus Equity Portfolio and Small Cap Equity Portfolio may each invest in securities of small cap issuers. The stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.
Mid Cap Risk:  The SMID Core Equity Portfolio, is subject to the risk that the stocks of mid cap companies can be more volatile and riskier than the stocks of larger issuers. Mid cap companies tend to have more limited resources, product lines and market share than larger more established businesses. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of mid cap company stocks might fall regardless of trends in the broader market.
Tax Managed Risk (all Portfolios other than the Equity Income Portfolio, Small Cap Equity Portfolio, SMID Core Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio): The Portfolios may use various investment methods to reduce the impact of Federal and state income taxes on shareholders’ returns.  As a result, a Portfolio may defer the opportunity to realize gains.
Preferred Stock:  The Strategic Equity Portfolio and Equity Income Portfolio may each invest in preferred stock.  Preferred stock generally does not exhibit as great a potential for appreciation as common stock, although it ranks above common stock in its claim on income for dividend payments. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of preferred and common stock owners. Preferred stock may also be subject to optional or mandatory redemption provisions.
Dividend Paying Stock:  Income provided by the Equity Income Portfolio may be affected by changes in the dividend policies of the companies in which the Portfolio invests and the capital resources available for such payments at such companies. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. Dividend paying securities can fall out of favor with the market, causing the Portfolio during such periods to underperform funds that do not focus on dividends.
Strategy Risk:  Before the Strategy Reposition, the application of environmental standards will affect the Energy Resilience Portfolio’s exposure to certain issuers, industries, sectors, regions and countries and may impact the relative financial performance of the Portfolio — positively or negatively — depending on whether such investments are in or out of favor. The Portfolio’s minimum environmental performance standards and the use of negative screening in determining the subset of companies that are eligible as holdings will exclude certain companies that do not meet a minimum environmental score from a third-party environmental data provider, and these companies may, either individually or in the aggregate, outperform individual Portfolio holdings or the Portfolio as a whole. The Advisor’s use of and reliance on third-party data providers in establishing minimum environmental performance standards will also subject the Portfolio to third party data provider risk.
Third Party Data Providers:  In assessing the eligibility of a company based on environmental research for the Energy Resilience Portfolio, the Advisor may rely upon information and data, including from third party data providers, as well as on internal analyses that may be based on certain assumptions or hypotheses. The data obtained from third party data providers may be incomplete, inaccurate or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Advisor incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security with respect to the Portfolio’s holdings.
7.  Lending of Portfolio Securities
As of April 30, 2026, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Disciplined U.S. Equity Portfolio	$5,194,414	$5,066,754	$297,712	1.27
Disciplined U.S. Small Cap Equity Portfolio	247,810	187,934	64,054	7.31
Disciplined International Equity Portfolio	5,423,172	5,581,292	—	4.98
Long/Short Equity Portfolio	1,086,967	1,085,856	—	1.54
116

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Concluded)
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Total Market Plus Equity Portfolio	$420,211	$427,659	$—	1.30
Small Cap Equity Portfolio	63,270,611	64,192,359	332,251	6.03
All securities on loan as of April 30, 2026 from the Disciplined International Equity Portfolio, Long/Short Equity Portfolio and Total Market Plus Equity Portfolio were collateralized by cash; from the Disciplined U.S. Equity Portfolio, Disciplined U.S. Small Cap Equity Portfolio and Small Cap Equity Portfolio were collateralized by cash and U.S. Treasuries; all of which have a contractual maturity that is considered overnight and continuous.
8.  Line of Credit
The Fund, acting on behalf of their respective Portfolios, has entered into unsecured committed and uncommitted lines of credit, each not to exceed $50 million, with State Street, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The lines of credit were renewed on October 30, 2025 and will expire on October 29, 2026, if not renewed. Borrowings under the lines of credit bear interest at rates determined at the time of such borrowings, if any, and are accrued daily and based upon an annualized spread ratio comprised of the higher of the overnight federal funds effective rate or overnight bank funding rate plus 1.35%. Interest charged under this facility during the six months ended April 30, 2026 is identified as "Interest expense" on the accompanying Statements of Operations.
The average loans for the days outstanding and average interest rate for the Portfolios during the six months ended April 30, 2026, were as follows:
	Amount Outstanding at April 30, 2026	Average Borrowings*	Days Outstanding*	Average Rate	Maximum Borrowings*
Disciplined U.S. Equity Portfolio	$—	$1,250,000	2	5.16%	$1,500,000
Disciplined U.S. Growth Equity Portfolio	—	3,000,000	1	5.00	3,000,000
Disciplined International Equity Portfolio	—	4,500,000	4	5.00	4,500,000
Small Cap Equity Portfolio	—	2,750,000	2	5.23	5,000,000
* For the six months ended April 30, 2026, based on the number of days borrowings were outstanding. Days Outstanding represents the total number of days during the period where there was an end of day open loan balance for a Portfolio.
9.  Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024 for public entities. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolios’ financial statements.
10.  Subsequent Events
Management has evaluated events and transactions subsequent to April 30, 2026 through the date the financial statements were available to be issued, and has determined that the following event required recognition or disclosure in the Fund’s financial statements.
On June 2, 2026, the Board agreed to consider in late-2026 the conversion of the Disciplined International Equity Portfolio and the Global Secured Options Portfolio into two newly created ETFs, Knollbrook Disciplined International Equity ETF and Knollbrook Global Secured Options ETF, respectively (the “Conversions”). Each new ETF will be managed in a substantially similar manner as the corresponding mutual fund, with identical investment objectives, investment strategies, and fundamental investment policies. If approved by the Board, it is anticipated that the Conversions would occur in the fourth quarter of 2026, or the first quarter of 2027.
117

The Glenmede Fund, Inc.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable. There were no changes in or disagreements with accountants during the period.
118

The Glenmede Fund, Inc.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable. There were no shareholder proxy votes during the period.
119

The Glenmede Fund, Inc.

Item 10. Remuneration Paid to Directors, Officers, and Others Of Open-End Management Investment Companies
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSRS.
120

The Glenmede Fund, Inc.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable
121

The Glenmede Fund, Inc.
Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 4000
Philadelphia, Pennsylvania 19103
Administrator
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
Distributor
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202
Independent Auditors
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Funds’ investment policies and expenses as well as other pertinent information.

(b) The Registrant’s Financial Highlights are included as part of the Financial Statements filed under paragraph (a) of this Item.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statement filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 16. Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the Registrant are attached.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the Registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By:	/s/ Elizabeth A. Eldridge
Elizabeth A. Eldridge
President and Principal Executive Officer

Date:	June 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth A. Eldridge
Elizabeth A. Eldridge
President and Principal Executive Officer

Date:	June 26, 2026

By:	/s/ Michael C. Addeo
Michael C. Addeo
Treasurer and Principal Financial Officer

Date:	June 26, 2026